UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Gifford R. Zimmerman

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   July 31

Date of reporting period:   January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen
Closed-End Funds

Semi-Annual Report January 31, 2018

NSL
Nuveen Senior Income Fund

JFR
Nuveen Floating Rate Income Fund

JRO
Nuveen Floating Rate Income Opportunity Fund

JSD
Nuveen Short Duration Credit Opportunities Fund

JQC
Nuveen Credit Strategies Income Fund

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Table

of Contents

NUVEEN	3

Chairman’s Letter

to Shareholders

Dear Shareholders,

Financial markets ended 2017 on a high note. Concurrent growth across the world’s major economies, strong corporate profits, low inflation and accommodative central banks provided an optimal environment for rising asset prices with remarkably low volatility. Political risks, which were expected to be a wildcard in 2017, did not materialize. The Trump administration achieved one of its major policy goals with the passage of the Tax Cuts and Jobs Act, the European Union (EU) member governments elected EU-friendly leadership, Brexit negotiations moved forward and China’s 19th Party Congress concluded with no major surprises in its economic policy objectives.

Conditions have turned more volatile in 2018, but the positive fundamentals underpinning the markets’ rise over the past year remain intact. In early February, fears of rising inflation, which could prompt more aggressive action by the Federal Reserve (Fed), triggered a widespread sell-off across U.S. and global equity markets. Yet, global economies are still expanding and corporate earnings look healthy, which helped markets stabilize and partially recover the losses.

We do believe volatility will continue to feature more prominently in 2018. Interest rates have been rising and inflation pressures are mounting. Jerome Powell’s first testimony as Fed Chairman increased the likelihood of four rate hikes in 2018, up from three projected at the end of 2017, while also emphasizing the gradual pace of rate hikes established by his predecessor will continue. Investors are uncertain about how markets will react amid tighter financial conditions. After the relative calm of the past few years, it’s anticipated that price fluctuations will begin trending toward a more historically normal range. But we also note that signs foreshadowing recession are lacking at this point.

Maintaining perspective can be difficult with daily headlines focused predominantly on short-term news. Nuveen believes this can be an opportune time to check in with your financial advisor. Strong market appreciation such as that in 2017 may create an imbalance in a diversified portfolio. Your advisor can help you reexamine your investment goals and risk tolerance, and realign your portfolio’s investment mix, if appropriate. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider

Chairman of the Board

March 22, 2018

4	NUVEEN

Portfolio Managers’

Comments

Nuveen Senior Income Fund (NSL)

Nuveen Floating Rate Income Fund (JFR)

Nuveen Floating Rate Income Opportunity Fund (JRO)

Nuveen Short Duration Credit Opportunities Fund (JSD)

Nuveen Credit Strategies Income Fund (JQC)

The Funds’ investment portfolios are managed by Symphony Asset Management, LLC (Symphony), an affiliate of Nuveen, LLC. Gunther Stein, who serves as the firm’s Chief Investment Officer and Chief Executive Officer, and Scott Caraher manage NSL, JFR and JRO. JSD is managed by Gunther, Scott and Jenny Rhee, while JQC is managed by Gunther and Sutanto Widjaja.

Here the team discusses their management strategies and the performance of the Funds for the six-month reporting period ended January 31, 2018.

What strategies were used to manage the Funds during the six-month reporting period ended January 31, 2018?

NSL seeks to achieve a high level of current income, consistent with capital preservation by investing primarily in adjustable rate U.S dollar-denominated secured Senior Loans. The Fund invests at least 80% of its managed assets in adjustable rate senior secured loans. Up to 20% may include U.S. dollar denominated senior loans of non-U.S. borrowers, senior loans that are not secured, other debt securities and equity securities and warrants. The Fund uses leverage.

JFR seeks to achieve a high level of current income by investing in adjustable rate secured and unsecured senior loans and other debt instruments. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily senior loans, though the loans may include unsecured senior loans and secured and unsecured subordinated loans. At least 65% the Fund’s managed assets must include adjustable rate senior loans that are secured by specific collateral. The Fund uses leverage.

JRO seeks to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily senior loans, though the loans may include unsecured senior loans and secured and unsecured

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

NUVEEN	5

Portfolio Managers’ Comments (continued)

subordinated loans. At least 65% of the Fund’s managed assets must include adjustable rate senior loans that are secured by specific collateral. The Fund uses leverage.

JSD seeks to provide current income and the potential for capital appreciation. The Fund invests at least 70% of its managed assets in adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. Up to 30% of the Fund’s assets may include other types of debt instruments or short positions consisting primarily of high yield debt. The Fund maintains a portfolio with an average duration that does not exceed two years. The Fund uses leverage.

JQC’s primary investment objective is high current income and its secondary objective is total return. The Fund invests at least 70% of its managed assets in adjustable rate senior secured and second lien loans, and up to 30% opportunistically in other types of securities across a company’s capital structure, primarily income-oriented securities such as high yield debt, convertible securities and other forms of corporate debt. The Fund uses leverage.

How did the Funds perform during this six-month reporting period ended January 31, 2018?

The tables in the Performance Overview and Holding Summaries section of this report provide total return performance for each Fund for the six-month, one-year, five-year, ten-year and/or since inception periods ended January 31, 2018. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index. For the six-month reporting period ended January 31, 2018, NSL, JFR, JRO, JSD and JQC underperformed the Credit Suisse Leveraged Loan Index.

Across all five Funds, our top and bottom performing individual security positions and industry groups were relatively similar. As a result, for NSL, JFR, JRO, JSD and JQC, the majority of sectors contributed positively to absolute performance, with the exception of the telecommunication services sector. The information technology, consumer discretionary, industrials and energy sectors were the strongest contributors to absolute performance.

Specific holdings that contributed to performance included the loans of consumer discretionary holdings, Cumulus Media, Inc. During the reporting period, the loan traded higher as the company officially filed for bankruptcy with a plan to reduce debt and give the majority of the equity in the company to senior lenders. The loans of financial service company Walter Investment Management Corporation also contributed to performance. The company announced that the United States Bankruptcy Court for the Southern District of New York approved the Company’s prepackaged financial restructuring plan. The Company emerged from Chapter 11 on January 31, 2018, after the conditions to the plan were satisfied and the Company is on track to complete its financial restructuring in the first quarter of 2018. Lastly, loans of energy holdings Ocean Rig UDW Inc. and California Resources Corporation contributed to performance. The majority of energy companies posted strong earnings growth as the sector benefited from the sustained oil price recovery.

Offsetting positive returns was exposure to the loans of Fieldwood Energy LLC, an exploration & production (E&P) company focused on oil and gas assets within and around the Gulf of Mexico. The company’s loans traded lower during the reporting period on increased concerns the company would file for bankruptcy. Also detracting from performance were the loans of consumer discretionary holding media company, iHeartCommunications, Inc. Its loans fell on investor anxiety over the increased uncertainty of how the company would be able to deleverage its balance sheet and focus on improving earnings. Lastly, detracting from performance was the loan from consumer staples sector holding Revlon Consumer Products Corporation, a cosmetics and personal products company. During the reporting period, the company announced disappointing quarterly earnings as well as declines in revenue, and gross profit margins, all of which negatively impacted its credit profile. JQC held a greater allocation to the Revlon loans, which contributed to its underperformance versus the other Funds. On the positive side, the company did report higher demand in international markets.

The levered loan asset class is one of the few fixed income asset classes that has a LIBOR floor feature. In combination with a credit spread, this feature serves as the basis for establishing the loan’s floating rate coupon and is intended to lessen the potential negative impact from rising short term interest rates. Over the course of the last six months the

6	NUVEEN

Federal Reserve has continued to increase short-term interest rates. And a result, LIBOR is now trading well above LIBOR loan floors. More recently, the majority of new issue bank loans have been issued without LIBOR floors, so this feature is likely to play a smaller, albeit not small, factor in portfolio performance.

JSD and JQC invested in credit default swaps, which were used to provide a benefit if particular bonds’ credit quality worsened. These contracts provided a modest contribution to performance during the reporting period.

NUVEEN	7

Fund

Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through the use of bank borrowings, Term Preferred Shares (Term Preferred) for NSL, JFR, JRO and JSD and reverse repurchase agreements for JQC. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share NAV and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. The Funds’ use of leverage had a positive impact on performance during this reporting period.

NSL, JFR, JRO and JSD used interest rate swap contracts to partially hedge the interest cost of leverage, which as mentioned previously, is through bank borrowings and preferred shares. Collectively, these interest rate swap contracts detracted from overall Fund performance during the period.

As of January 31, 2018, the Funds’ percentages of leverage are as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Effective Leverage*	37.24%	36.60%	36.15%	37.41%	36.33%
Regulatory Leverage*	37.24%	36.60%	36.15%	37.41%	31.19%
*	Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ LEVERAGE

Bank Borrowings

As noted above, the Funds employ leverage through the use of bank borrowings. The Funds’ bank borrowing activities are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	August 1, 2017	Draws	Paydowns	January 31, 2018	Average Balance Outstanding	Draws	Paydowns	March 26, 2018
NSL	$114,000,000	$—	$—	$114,000,000	$114,000,000	$—	$—	$114,000,000
JFR	$254,300,000	$—	$—	$254,300,000	$254,300,000	$—	$—	$254,300,000
JRO	$178,800,000	$—	$—	$178,800,000	$178,800,000	$—	$—	$178,800,000
JSD	$72,000,000	$—	$—	$72,000,000	$72,000,000	$—	$—	$72,000,000
JQC	$561,000,000	$—	$—	$561,000,000	$561,000,000	$—	$—	$561,000,000

Refer to Notes to Financial Statements, Note 9 – Fund Leverage, Borrowings for further details.

8	NUVEEN

Reverse Repurchase Agreements

As noted previously, in addition to bank borrowings, JQC also utilized reverse repurchase agreements. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
August 1, 2017	Purchases	Sales	January 31, 2018	Average Balance Outstanding	Purchases	Sales	March 26, 2018
$145,000,000	$ —	$ —	$145,000,000	$145,000,000	$ —	$ —	$145,000,000

Refer to Notes to Financial Statements, Note 9 – Fund Leverage, Reverse Repurchase Agreements for further details.

Term Preferred Shares

As noted previously, in addition to bank borrowings, the following Funds also issued Term Preferred. The Funds' transactions in Term Preferred are as shown in the accompanying table.

	Current Reporting Period					Subsequent to the Close of the Reporting Period
Fund	August 1, 2017	Issuance	Redemptions	January 31, 2018	Average Balance Outstanding	Issuance	Redemptions	March 26, 2018
NSL	$43,000,000	$—	$—	$43,000,000	$43,000,000	$—	$—	$43,000,000
JFR	$125,200,000	$—	$—	$125,200,000	$125,200,000	$—	$—	$125,200,000
JRO	$84,000,000	$—	$—	$84,000,000	$84,000,000	$—	$—	$84,000,000
JSD	$35,000,000	$—	$—	$35,000,000	$35,000,000	$—	$—	$35,000,000

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details on Term Preferred.

NUVEEN	9

Common Share

Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of January 31, 2018. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NSL	JFR	JRO	JSD	JQC
August 2017	$0.0395	$0.0675	$0.0705	$0.1060	$0.0525
September	0.0395	0.0675	0.0705	0.1060	0.0475
October	0.0395	0.0675	0.0705	0.1060	0.0475
November	0.0395	0.0675	0.0705	0.1060	0.0475
December	0.0395	0.0675	0.0705	0.1060	0.0475
January 2018	0.0395	0.0675	0.0705	0.1060	0.0475
Total Monthly Per Share Distributions	0.2370	0.4050	0.4230	0.6360	0.2900
Ordinary Income Distribution*	—	—	—	0.0364	—
Total Distributions from Net Investment Income	$0.2370	$0.4050	$0.4230	$0.6724	$0.2900

Current Distribution Rate**	7.37%	7.30%	7.66%	7.64%	7.04%
*	Distribution paid in December 2017.
**	Current distribution rate is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price. The Fund’s monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the fiscal year the Fund’s cumulative net ordinary income and net realized gains are less than the amount of the Fund’s distributions, a return of capital for tax purposes.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of January 31, 2018, the Funds had positive UNII balances, based upon our best estimate, for tax purposes. NSL had a positive UNII balance while JFR, JRO, JSD and JQC had negative UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to Financial Statements of this report.

10	NUVEEN

COMMON SHARE EQUITY SHELF PROGRAMS

During the current reporting period, the following Funds were authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Funds, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The total amount of common shares authorized under these Shelf Offerings are as shown in the accompanying table.

	NSL		JFR	JRO	JSD
Additional authorized common shares	8,800,000	*	12,900,000	8,500,000	1,000,000	*
*	Represents additional authorized common shares for the period August 1, 2017 through December 8, 2017.

During the current reporting period, the following Funds sold common shares through their Shelf Offerings at a weighted average premium to their NAV per common share as shown in the accompanying table.

	JFR	JRO
Common shares sold through shelf offering	452,068	783,600
Weighted average premium to NAV per common share sold	1.38%	1.71%

Refer to Notes to Financial Statements, Note 4 – Fund Shares, Common Shares Equity Shelf Programs and Offering Costs for further details of Shelf Offerings and each Fund’s respective transactions.

COMMON SHARE REPURCHASES

During August 2017, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of January 31, 2018, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common shares cumulatively repurchased and retired	5,000	147,593	19,400	—	4,804,500
Common shares authorized for repurchase	3,860,000	5,645,000	3,975,000	1,010,000	13,575,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of January 31, 2018, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NSL	JFR	JRO	JSD	JQC
Common share NAV	$6.85	$11.55	$11.44	$17.73	$9.11
Common share price	$6.43	$11.09	$11.05	$16.64	$8.10
Premium/(Discount) to NAV	(6.13)%	(3.98)%	(3.41)%	(6.15)%	(11.09)%
6-month average premium/(discount) to NAV	(4.00)%	(1.25)%	(0.63)%	(3.69)%	(9.05)%

NUVEEN	11

Risk

Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Senior Income Fund (NSL)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/NSL.

Nuveen Floating Rate Income Fund (JFR)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JFR.

Nuveen Floating Rate Income Opportunity Fund (JRO)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JRO.

Nuveen Short Duration Credit Opportunities Fund (JSD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JSD.

12	NUVEEN

Nuveen Credit Strategies Income Fund (JQC)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Adjustable Rate Senior Loans may not be fully secured by collateral, generally do not trade on exchanges, and are typically issued by unrated or below-investment grade companies, and therefore are subject to greater liquidity and credit risk. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Common stock prices have often experienced significant volatility. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as interest rate risk are described in more detail on the Fund’s web page at www.nuveen.com/JQC.

NUVEEN	13

NSL

Nuveen Senior Income Fund

Performance Overview and Holding Summaries as of January 31, 2018

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NSL at Common Share NAV	1.72%	4.92%	4.98%	6.64%
NSL at Common Share Price	(2.41)%	(0.48)%	2.92%	6.63%
Credit Suisse Leveraged Loan Index	2.54%	4.81%	4.32%	5.01%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

14	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	131.2%
Corporate Bonds	18.3%
Common Stocks	2.6%
Warrants	0.0%
$25 Par (or similar) Retail Preferred	0.0%
Investment Companies	7.0%
Other Assets Less Liabilities	(0.0)%
Net Assets Plus Borrowings and Term Preferred Shares, net of deferred offering costs	159.1%
Borrowings	(43.1)%
Term Preferred Shares, net of deferred offering costs	(16.0)%
Net Assets	100%

Top Five Issuers

(% of total long-term
investments)

Dell International LLC	3.2%
Albertson's LLC	3.2%
IntelSat Limited	3.1%
Sprint Corporation	2.5%
Western Digital Corporation	2.1%

Portfolio Composition

(% of total investments)

Media	11.1%
Software	10.0%
Diversified Telecommunication Services	8.2%
Hotels, Restaurants & Leisure	7.0%
Technology Hardware, Storage & Peripherals	5.3%
Health Care Providers & Services	4.1%
Oil, Gas & Consumable Fuels	3.7%
Wireless Telecommunication Services	3.7%
Food & Staples Retailing	3.4%
IT Services	2.7%
Commercial Services & Supplies	2.7%
Food Products	2.3%
Aerospace & Defense	2.0%
Diversified Consumer Services	1.8%
Equity Real Estate Investment Trusts	1.8%
Airlines	1.5%
Transportation Infrastructure	1.4%
Professional Services	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Health Care Equipment & Supplies	1.2%
Other	19.0%
Investment Companies	4.4%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	13.1%
BB or Lower	85.6%
N/R (not rated)	1.3%
Total	100%

NUVEEN	15

JFR

Nuveen Floating Rate Income Fund

Performance Overview and Holding Summaries as of January 31, 2018

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JFR at Common Share NAV	1.70%	4.97%	5.09%	6.58%
JFR at Common Share Price	(2.86)%	(1.29)%	3.97%	7.30%
Credit Suisse Leveraged Loan Index	2.54%	4.81%	4.32%	5.01%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

16	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	124.8%
Corporate Bonds	18.9%
Common Stocks	2.3%
Asset-Backed Securities	2.0%
Long-Term Investment Companies	1.7%
Convertible Bonds	0.0%
Warrants	0.0%
$25 Par (or similar) Retail Preferred	0.0%
Short-Term Investment Companies	8.1%
Other Assets Less Liabilities	(0.3)%
Net Assets Plus Borrowings and Term Preferred Shares, net of deferred offering costs	157.5%
Borrowings	(38.7)%
Term Preferred Shares, net of deferred offering costs	(18.8)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Albertson's LLC	3.1%
Dell International LLC	2.9%
IntelSat Limited	2.7%
Sprint Corporation	2.4%
iHeartCommunications, Inc.	2.1%

Portfolio Composition

(% of total investments)

Media	11.1%
Software	9.1%
Hotels, Restaurants & Leisure	7.6%
Diversified Telecommunication Services	7.5%
Technology Hardware, Storage & Peripherals	4.7%
Health Care Providers & Services	4.2%
Wireless Telecommunication Services	4.2%
Food & Staples Retailing	3.2%
Oil, Gas & Consumable Fuels	3.1%
IT Services	2.5%
Commercial Services & Supplies	2.4%
Food Products	2.4%
Equity Real Estate Investment Trusts	1.9%
Aerospace & Defense	1.5%
Diversified Consumer Services	1.4%
Insurance	1.2%
Airlines	1.2%
Transportation Infrastructure	1.2%
Semiconductors & Semiconductor Equipment	1.2%
Professional Services	1.2%
Other	19.7%
Asset-Backed Securities	1.3%
Investment Companies	6.2%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	13.7%
BB or Lower	83.8%
N/R (not rated)	2.5%
Total	100%

NUVEEN	17

JRO

Nuveen Floating Rate Income Opportunity Fund

Performance Overview and Holding Summaries as of January 31, 2018

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JRO at Common Share NAV	1.52%	4.87%	5.33%	7.18%
JRO at Common Share Price	(3.36)%	(2.22)%	3.53%	7.76%
Credit Suisse Leveraged Loan Index	2.54%	4.81%	4.32%	5.01%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

18	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	125.9%
Corporate Bonds	18.9%
Common Stocks	2.7%
Asset-Backed Securities	1.5%
Convertible Bonds	0.0%
Warrants	0.0%
$25 Par (or similar) Retail Preferred	0.0%
Investment Companies	7.6%
Other Assets Less Liabilities	(0.3)%
Net Assets Plus Borrowings and Term Preferred Shares, net of deferred offering costs	156.3%
Borrowings	(38.5)%
Term Preferred Shares, net of deferred offering costs	(17.8)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

IntelSat Limited	3.0%
Dell International LLC	3.0%
Albertson's LLC	2.6%
iHeartCommunications, Inc.	2.5%
Sprint Corporation	2.2%

Portfolio Composition

(% of total investments)

Media	11.0%
Software	10.2%
Diversified Telecommunication Services	8.0%
Hotels, Restaurants & Leisure	7.7%
Technology Hardware, Storage & Peripherals	4.7%
Health Care Providers & Services	4.1%
Wireless Telecommunication Services	3.6%
Oil, Gas & Consumable Fuels	3.3%
IT Services	2.8%
Food & Staples Retailing	2.8%
Commercial Services & Supplies	2.7%
Food Products	2.5%
Equity Real Estate Investment Trusts	2.0%
Aerospace & Defense	1.7%
Diversified Consumer Services	1.4%
Internet Software & Services	1.2%
Airlines	1.2%
Diversified Financial Services	1.2%
Transportation Infrastructure	1.2%
Professional Services	1.1%
Other	19.8%
Asset-Backed Securities	0.9%
Investment Companies	4.9%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	13.9%
BB or Lower	79.3%
N/R (not rated)	6.8%
Total	100%

NUVEEN	19

JSD

Nuveen Short Duration Credit Opportunities Fund

Performance Overview and Holding Summaries as of January 31, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
JSD at Common Share NAV	1.89%	4.76%	5.05%	6.39%
JSD at Common Share Price	(2.73)%	(1.45)%	3.49%	5.05%
Credit Suisse Leveraged Loan Index	2.54%	4.81%	4.32%	4.57%

Since inception returns are from May 25, 2011. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

20	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	131.8%
Corporate Bonds	20.5%
Common Stocks	2.7%
Warrants	0.0%
Investment Companies	5.3%
Other Assets Less Liabilities	(0.8)%
Net Assets Plus Borrowings and Term Preferred Shares, net of deferred offering costs	159.5%
Borrowings	(40.2)%
Term Preferred Shares, net of deferred offering costs	(19.3)%
Net Assets	100%

Top Five Issuers

(% of total long-term investments)

Albertson's LLC	3.5%
IntelSat Limited	3.4%
iHeartCommunications, Inc.	2.6%
Western Digital Corporation	2.6%
Sprint Corporation	2.5%

Portfolio Composition

(% of total investments)

Software	10.0%
Media	9.6%
Diversified Telecommunication Services	8.1%
Hotels, Restaurants & Leisure	5.4%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Providers & Services	4.5%
Oil, Gas & Consumable Fuels	4.5%
Food & Staples Retailing	3.9%
IT Services	3.7%
Wireless Telecommunication Services	3.3%
Commercial Services & Supplies	3.1%
Aerospace & Defense	2.1%
Electric Utilities	1.9%
Equity Real Estate Investment Trusts	1.8%
Health Care Equipment & Supplies	1.7%
Professional Services	1.6%
Internet Software & Services	1.6%
Food Products	1.5%
Airlines	1.4%
Diversified Consumer Services	1.4%
Pharmaceuticals	1.4%
Other	19.4%
Investment Companies	3.3%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

BBB	10.1%
BB or Lower	89.0%
N/R (not rated)	0.9%
Total	100%

NUVEEN	21

JQC

Nuveen Credit Strategies Income Fund

Performance Overview and Holding Summaries as of January 31, 2018

Refer to Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of January 31, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
JQC at Common Share NAV	1.00%	3.66%	4.58%	4.38%
JQC at Common Share Price	(3.49)%	(1.66)%	2.59%	5.25%
Credit Suisse Leveraged Loan Index	2.54%	4.81%	4.32%	5.01%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Common Share Price Performance — Weekly Closing Price

22	NUVEEN

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Variable Rate Senior Loan Interests	116.8%
Corporate Bonds	23.5%
Exchange-Traded Funds	9.7%
Common Stocks	1.7%
Warrants	0.0%
Investment Companies	6.6%
Other Assets Less Liabilities	(1.3)%
Net Assets Plus Borrowings and Reverse Repurchase Agreements	157.0%
Borrowings	(45.3)%
Reverse Repurchase Agreements	(11.7)%
Net Assets	100%

Top Five Issuers

(% of total long-term
investments)

PowerShares Senior Loan Portfolio	4.6%
Scientific Games Corporation	2.2%
American Airlines, Inc.	2.1%
Univar, Inc.	2.0%
Dell International LLC	2.0%

Portfolio Composition

(% of total investments)

Software	9.7%
Media	9.2%
Hotels, Restaurants & Leisure	9.2%
Diversified Telecommunication Services	7.1%
Health Care Providers & Services	5.4%
Commercial Services & Supplies	3.2%
IT Services	3.0%
Chemicals	2.9%
Airlines	2.9%
Technology Hardware, Storage & Peripherals	2.8%
Wireless Telecommunication Services	2.7%
Food Products	2.4%
Internet Software & Services	2.3%
Equity Real Estate Investment Trusts	2.2%
Household Products	2.2%
Machinery	1.8%
Pharmaceuticals	1.8%
Other	18.9%
Exchange-Traded Funds	6.1%
Investment Companies	4.2%
Total	100%

Portfolio Credit Quality

(% of total long-term fixed income investments)

A	0.6%
BBB	10.8%
BB or Lower	87.1%
N/R (not rated)	1.5%
Total	100%

NUVEEN	23

NSL

Nuveen Senior Income Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 152.1% (95.6% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.2% (82.5% of Total Investments) (2)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$1,432	Sequa Corporation, Term Loan, Second Lien	10.753%	3-Month LIBOR	9.000%	4/26/22	CCC	$1,463,817
4,139	Sequa Corporation, Term Loan B	6.549%	3-Month LIBOR	5.000%	11/28/21	B–	4,206,014
1,948	Transdigm Inc., Term Loan E	4.323%	1-Month LIBOR	2.750%	5/14/22	Ba2	1,967,329
493	Transdigm, Inc., Term Loan F	4.365%	1-Month LIBOR	2.750%	6/09/23	Ba2	497,635
322	Transdigm, Inc., Term Loan G	4.666%	1-Month LIBOR	3.000%	8/22/24	Ba2	324,842
8,334	Total Aerospace & Defense						8,459,637

	Air Freight & Logistics – 0.7% (0.5% of Total Investments)

850	PAE Holding Corporation, Term Loan B	7.124%	2-Month LIBOR	5.500%	10/20/22	B+	856,576
1,083	XPO Logistics, Inc., Refinanced Term Loan	3.958%	3-Month LIBOR	2.250%	11/01/21	BB+	1,093,013
1,933	Total Air Freight & Logistics						1,949,589

	Airlines – 2.4% (1.5% of Total Investments)

1,433	American Airlines, Inc., Replacement Term Loan	3.567%	1-Month LIBOR	2.000%	6/27/20	BB+	1,440,607
1,940	American Airlines, Inc., Replacement Term Loan	3.554%	1-Month LIBOR	2.000%	10/10/21	BB+	1,949,700
2,893	American Airlines, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	12/14/23	BB+	2,906,501
6,266	Total Airlines						6,296,808

	Auto Components – 0.8% (0.5% of Total Investments)

748	DexKo Global, Inc., Term Loan B	5.241%	3-Month LIBOR	3.500%	7/24/24	B	759,115
414	Horizon Global Corporation, Term Loan B	6.073%	1-Month LIBOR	4.500%	6/30/21	B+	415,685
995	Superior Industries International, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	5/22/24	B1	1,014,753
2,157	Total Auto Components						2,189,553

	Automobiles – 0.6% (0.4% of Total Investments)

1,430	Chrysler Group LLC, Term Loan	3.570%	1-Month LIBOR	2.000%	12/31/18	BBB–	1,435,712
103	DexKo Global, Inc., Term Loan B, (16)	4.155%	N/A	N/A	7/24/24	B1	103,641
1,533	Total Automobiles						1,539,353

	Biotechnology – 1.1% (0.7% of Total Investments)

2,978	Grifols, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	1/31/25	BB	2,999,370

	Building Products – 1.0% (0.6% of Total Investments)

2,648	Quikrete Holdings, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	11/15/23	BB–	2,665,609

	Capital Markets – 0.4% (0.2% of Total Investments)

984	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	992,062

	Chemicals – 1.5% (0.9% of Total Investments)

683	Ineos US Finance LLC, Term Loan	3.573%	1-Month LIBOR	2.000%	4/01/24	BB+	687,390
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,624,874
1,635	Univar, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	7/01/24	BB	1,652,321
3,913	Total Chemicals						3,964,585

	Commercial Services & Supplies – 4.2% (2.7% of Total Investments)

743	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.696%	2-Month LIBOR	4.000%	10/19/23	B2	745,518
2,238	iQor US, Inc., Term Loan, First Lien	6.695%	3-Month LIBOR	5.000%	4/01/21	B	2,243,118

24	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$250	iQor US, Inc., Term Loan, Second Lien	10.445%	3-Month LIBOR	8.750%	4/01/22	CCC+	$242,500
772	KAR Auction Services, Inc., Term Loan B5	4.250%	3-Month LIBOR	2.500%	3/09/23	Ba2	780,720
833	LSC Communications, Refinancing Term Loan	7.067%	1-Month LIBOR	5.500%	9/30/22	Ba3	839,067
1,728	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	1,734,173
1,311	Protection One, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	5/02/22	BB–	1,324,937
1,535	Skillsoft Corporation, Initial Term Loan, First Lien	6.323%	1-Month LIBOR	4.750%	4/28/21	B–	1,506,346
983	Universal Services of America, Initial Term Loan, First Lien	5.443%	3-Month LIBOR	3.750%	7/28/22	B+	974,517
757	West Corporation, Term Loan B	5.573%	1-Month LIBOR	4.000%	10/10/24	Ba3	766,159
11,150	Total Commercial Services & Supplies						11,157,055

	Communications Equipment – 0.8% (0.5% of Total Investments)

790	Colorado Buyer, Inc., Term Loan, First Lien	4.380%	3-Month LIBOR	3.000%	5/01/24	Ba3	796,733
365	Colorado Buyer, Inc., Term Loan, Second Lien	8.630%	3-Month LIBOR	7.250%	5/01/25	B3	369,028
998	Mitel US Holdings, Inc., Incremental Term Loan	5.404%	2-Month LIBOR	3.750%	9/25/23	B+	1,010,901
2,153	Total Communications Equipment						2,176,662

	Containers & Packaging – 0.6% (0.4% of Total Investments)

744	Berry Global, Inc., Term Loan M	3.816%	1-Month LIBOR	2.250%	10/01/22	BBB–	750,564
744	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	2/05/23	B+	750,915
1,488	Total Containers & Packaging						1,501,479

	Construction & Engineering – 0.5% (0.3% of Total Investments)

1,376	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/21/24	B+	1,396,005

	Distributors – 0.2% (0.1% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	4.700%	3-Month LIBOR	3.250%	8/21/23	BB–	610,187

	Diversified Consumer Services – 2.7% (1.7% of Total Investments)

3,537	Cengage Learning Acquisitions, Inc., Term Loan B	5.809%	1-Month LIBOR	4.250%	6/07/23	B+	3,445,063
110	Education Management LLC, Tranche A, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	30,274
248	Education Management LLC, Tranche B, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	3,874
2,048	Houghton Mifflin, Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	5/28/21	B+	1,934,942
967	Laureate Education, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	4/26/24	B+	976,356
752	Vertiv Co., New Term Loan B	5.568%	1-Month LIBOR	4.000%	11/30/23	Ba3	761,324
7,662	Total Diversified Consumer Services						7,151,833

	Diversified Financial Services – 1.3% (0.8% of Total Investments)

580	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	587,582
731	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B	735,522
2,059	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	2,073,675
157	Vizient, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	2/13/23	BB–	158,873
3,527	Total Diversified Financial Services						3,555,652

	Diversified Telecommunication Services – 9.0% (5.6% of Total Investments)

1,100	CenturyLink, Inc., Initial Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	1,096,013
4,855	CenturyLink, Inc., Term Loan B	4.317%	1-Month LIBOR	2.750%	1/31/25	BBB–	4,789,661
741	DTI Holdings, Inc., Term Loan B, First Lien	7.022%	2-Month LIBOR	5.250%	10/02/23	B	747,802
2,938	Frontier Communications Corporation, Term Loan B	5.330%	1-Month LIBOR	3.750%	1/14/20	BB–	2,886,450

NUVEEN	25

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$2,475	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	$2,496,732
1,542	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	1,532,964
236	Intelsat Jackson Holdings, S.A., Term Loan B4	6.195%	3-Month LIBOR	4.500%	1/02/24	B1	239,953
378	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	381,277
1,552	Level 3 Financing, Inc., Tranche B, Term Loan	3.696%	3-Month LIBOR	2.250%	2/22/24	BBB–	1,560,954
2,388	WideOpenWest Finance LLC, Term Loan B	4.811%	1-Month LIBOR	3.250%	8/18/23	B	2,392,357
669	Windstream Corporation, Term Loan B6	5.560%	1-Month LIBOR	4.000%	3/29/21	BB–	635,634
5,000	Ziggo B.V., Term Loan E	4.059%	1-Month LIBOR	2.500%	4/15/25	BB–	5,003,125
23,874	Total Diversified Telecommunication Services						23,762,922

	Electric Utilities – 1.7% (1.1% of Total Investments)

445	EFS Cogen Holdings LLC, Term Loan B	4.950%	3-Month LIBOR	3.250%	6/28/23	BB	449,805
1,747	Energy Future Intermediate Holding Company, DIP Term Loan	4.567%	1-Month LIBOR	3.000%	6/30/18	Ba3	1,754,968
462	Helix Generation, Term Loan B	5.443%	3-Month LIBOR	3.750%	6/03/24	BB	467,361
286	Vistra Operations Co., Term Loan C	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	288,240
1,612	Vistra Operations Co., Term Loan B	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	1,626,538
4,552	Total Electric Utilities						4,586,912

	Electrical Equipment – 0.6% (0.4% of Total Investments)

721	TTM Technologies, Term Loan B	4.073%	1-Month LIBOR	2.500%	9/28/24	BBB–	725,209
766	Zebra Technologies Corporation, Term Loan B	3.753%	3-Month LIBOR	2.000%	10/24/21	BB	772,116
1,487	Total Electrical Equipment						1,497,325

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

367	Dynamic Energy Services International LLC, Term Loan, (cash 13.383%, PIK 1.500%)	14.883%	3-Month LIBOR	13.500%	3/06/18	N/R	130,258
208	Ocean Rig UDW Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	211,342
575	Total Energy Equipment & Services						341,600

	Equity Real Estate Investment Trusts – 2.8% (1.8% of Total Investments)

3,269	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.573%	1-Month LIBOR	3.000%	10/24/22	B+	3,156,794
996	Realogy Group LLC, Term Loan B	3.829%	1-Month LIBOR	2.250%	1/26/25	BB+	1,005,376
3,267	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	5.323%	1-Month LIBOR	3.750%	12/18/20	Caa2	3,257,662
7,532	Total Equity Real Estate Investment Trusts						7,419,832

	Food & Staples Retailing – 5.4% (3.4% of Total Investments)

951	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	BB	946,472
11,943	Albertson’s LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/25/21	BB	11,893,324
797	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	797,238
665	Save-A-Lot, Term Loan B	7.573%	1-Month LIBOR	6.000%	12/05/23	B2	576,570
14,356	Total Food & Staples Retailing						14,213,604

	Food Products – 3.6% (2.3% of Total Investments)

965	Hearthside Group Holdings LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	6/02/21	B1	972,541
2,291	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	2,312,717
566	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BB+	565,492
495	Pinnacle Foods Finance LLC, Term Loan B	3.564%	1-Month LIBOR	2.000%	2/02/24	BB+	499,977

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products (continued)

$5,043	US Foods, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	6/27/23	BB	$5,101,023
9,360	Total Food Products						9,451,750

	Health Care Equipment & Supplies – 2.0% (1.2% of Total Investments)

950	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	952,809
561	Ardent Medical Services, Inc., Term Loan B, First Lien	7.073%	1-Month LIBOR	5.500%	8/04/21	B1	562,237
434	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	439,037
832	Greatbatch, New Term Loan B	4.810%	1-Month LIBOR	3.250%	10/27/22	B+	841,773
1,489	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	1,496,045
929	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	922,140
5,195	Total Health Care Equipment & Supplies						5,214,041

	Health Care Providers & Services – 5.0% (3.2% of Total Investments)

1,750	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,773,406
1,492	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.675%	3-Month LIBOR	4.000%	4/28/22	B1	1,507,177
314	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	310,420
559	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	549,823
949	Concentra, Inc., Term Loan B	4.530%	3-Month LIBOR	3.000%	6/01/22	B+	960,098
1,120	Envision Healthcare Corporation, Term Loan B, First Lien	4.580%	1-Month LIBOR	3.000%	12/01/23	BB–	1,126,225
760	Healogics, Inc., Term Loan, First Lien	5.750%	3-Month LIBOR	4.250%	7/01/21	B–	673,820
1,520	Heartland Dental Care, Inc., Term Loan, First Lien	6.450%	3-Month LIBOR	4.750%	7/31/23	B2	1,547,217
500	Heartland Dental Care, Inc., Term Loan, Second Lien	10.070%	1-Month LIBOR	8.500%	7/31/24	CCC	507,190
1,916	Millennium Laboratories, Inc., Term Loan B, First Lien	8.073%	1-Month LIBOR	6.500%	12/21/20	CCC+	768,982
880	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	887,491
750	PharMerica, Term Loan, First Lien	5.055%	1-Month LIBOR	3.500%	12/06/24	B	758,670
196	Quorum Health Corp., Term Loan B	8.323%	1-Month LIBOR	6.750%	4/29/22	B2	200,248
1,686	Select Medical Corporation, Tranche B, Term Loan	5.210%	2-Month LIBOR	3.500%	3/01/21	Ba2	1,705,239
14,392	Total Health Care Providers & Services						13,276,006

	Health Care Technology – 1.6% (1.0% of Total Investments)

1,127	Catalent Pharma Solutions, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	5/20/24	BB	1,136,025
2,977	Emdeon, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	3/01/24	Ba3	2,999,831
4,104	Total Health Care Technology						4,135,856

	Hotels, Restaurants & Leisure – 9.8% (6.2% of Total Investments)

750	Aramark Corporation, Term Loan B1	3.573%	1-Month LIBOR	2.000%	3/11/25	BBB–	757,343
4,625	Burger King Corporation, Term Loan B3	3.870%	1-Month LIBOR	2.250%	2/16/24	Ba3	4,657,712
1,413	Caesars Entertainment Operating Company, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	10/07/24	BB	1,423,493
2,000	Caesars Resort Collection, Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	12/23/24	BB	2,026,130
1,786	CCM Merger, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	8/09/21	BB–	1,804,124
2,190	CityCenter Holdings LLC, Term Loan B	4.073%	1-Month LIBOR	2.500%	4/18/24	BB–	2,210,549
2,778	Hilton Hotels Corporation, Term Loan B2	3.561%	1-Month LIBOR	2.000%	10/25/23	BBB–	2,801,925
2,218	Intrawest Resorts Holdings, Inc., Term Loan B1	4.823%	1-Month LIBOR	3.250%	7/31/24	B	2,239,673
1,463	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	1,476,013
1,081	MGM Growth Properties, Term Loan B	3.823%	1-Month LIBOR	2.250%	4/25/23	BB+	1,090,012

NUVEEN	27

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$2,877	Scientific Games Corporation, Term Loan B4	4.823%	1-Month LIBOR	3.250%	8/14/24	B+	$2,899,042
891	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.693%	3-Month LIBOR	3.000%	4/01/24	B	890,783
1,735	Station Casino LLC, Term Loan B	4.070%	1-Month LIBOR	2.500%	6/08/23	BB	1,747,012
25,807	Total Hotels, Restaurants & Leisure						26,023,811

	Household Products – 0.9% (0.6% of Total Investments)

2,207	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.073%	1-Month LIBOR	3.500%	11/16/20	B1	1,752,354
763	Serta Simmons Holdings LLC, Term Loan, First Lien	5.130%	3-Month LIBOR	3.500%	11/08/23	B	749,439
2,970	Total Household Products						2,501,793

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

539	Dynegy, Inc., Tranche Term Loan C2	4.311%	1-Month LIBOR	2.750%	2/07/24	BB	545,488

	Industrial Conglomerates – 1.8% (1.1% of Total Investments)

1,913	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.996%	2-Month LIBOR	4.250%	6/16/24	B	1,939,802
750	Education Advisory Board, Term Loan, First Lien	5.484%	3-Month LIBOR	3.750%	11/15/24	B	756,098
1,191	Foresight Energy LLC, Term Loan, First Lien	7.443%	3-Month LIBOR	5.750%	3/28/22	B	1,155,419
623	Robertshaw US Holding Corp., Term Loan, First Lien	6.125%	2-Month LIBOR	4.500%	8/02/24	B1	628,893
250	Robertshaw US Holding Corp., Term Loan, Second Lien	10.563%	1-Month LIBOR	9.000%	2/04/25	CCC+	253,750
4,727	Total Industrial Conglomerates						4,733,962

	Insurance – 1.8% (1.2% of Total Investments)

496	Acrisure LLC, Term Loan B	5.991%	3-Month LIBOR	4.250%	11/22/23	B	505,561
2,281	Alliant Holdings I LLC, Term Loan B	4.817%	1-Month LIBOR	3.250%	8/14/22	B	2,301,119
2,064	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	2,081,067
4,841	Total Insurance						4,887,747

	Internet and Direct Marketing Retail – 0.5% (0.3% of Total Investments)

1,360	Travelport LLC, Term Loan B	4.166%	3-Month LIBOR	2.750%	8/31/21	B+	1,367,288

	Internet Software & Services – 1.7% (1.1% of Total Investments)

982	Ancestry.com, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	10/19/23	B	991,716
953	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB–	962,227
1,109	Sabre, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	2/22/24	Ba2	1,117,686
1,109	SkillSoft Corporation, Term Loan, Second Lien	9.823%	1-Month LIBOR	8.250%	4/28/22	CCC	1,004,015
440	TierPoint LLC, Term Loan, First Lien	5.323%	1-Month LIBOR	3.750%	5/05/24	B+	443,713
4,593	Total Internet Software & Services						4,519,357

	IT Services – 4.3% (2.7% of Total Investments)

621	Computer Sciences Government Services, Term Loan B	3.693%	3-Month LIBOR	2.000%	11/30/23	BB+	625,110
750	DigiCert, Term Loan, First Lien	6.522%	3-Month LIBOR	4.750%	10/31/24	B+	763,500
593	Engility Corporation, Term Loan B2	4.823%	1-Month LIBOR	3.250%	8/11/23	BB–	600,476
1,374	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	7/10/22	BB	1,385,268
3,712	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	4/26/24	BB	3,743,210
685	Gartner, Inc., Term Loan A	3.573%	1-Month LIBOR	2.000%	3/21/22	BB+	687,424
496	Gartner, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	4/05/24	BB+	501,213
390	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	392,046
35	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	35,339
1,244	Tempo Acquisition LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	5/01/24	B1	1,251,268

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$750	Vantiv, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	8/07/24	BBB–	$755,989
739	WEX, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	7/01/23	BB–	748,675
11,389	Total IT Services						11,489,518

	Leisure Products – 1.2% (0.7% of Total Investments)

1,029	24 Hour Fitness Worldwide, Inc., Term Loan B	5.443%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,038,934
598	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	483,645
1,001	Equinox Holdings, Inc., Term Loan B1	4.573%	1-Month LIBOR	3.000%	3/08/24	B+	1,012,724
495	Four Seasons Holdings, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	11/30/23	BB	500,158
3,123	Total Leisure Products						3,035,461

	Life Sciences Tools & Services – 0.1% (0.1% of Total Investments)

378	Inventiv Health, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	8/01/24	Ba2	379,917

	Machinery – 1.2% (0.8% of Total Investments)

1,347	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	1,355,932
842	Gates Global LLC, Term Loan B	4.693%	3-Month LIBOR	2.750%	4/01/24	B+	849,743
750	Navistar, Inc., Tranche B, Term Loan	5.060%	1-Month LIBOR	3.500%	11/06/24	Ba3	757,815
208	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	8/21/24	BB+	209,943
3,147	Total Machinery						3,173,433

	Marine – 0.2% (0.1% of Total Investments)

684	American Commercial Lines LLC, Term Loan B, First Lien	10.323%	1-Month LIBOR	8.750%	11/12/20	B–	412,658

	Media – 13.5% (8.5% of Total Investments)

1,258	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.017%	2-Month LIBOR	3.250%	7/23/21	B1	1,245,330
993	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	1,029,098
1,996	Catalina Marketing Corporation, Term Loan, First Lien	5.073%	1-Month LIBOR	3.500%	4/09/21	B1	1,620,367
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.323%	1-Month LIBOR	6.750%	4/11/22	Caa1	418,250
3,439	Cequel Communications LLC, Term Loan B	3.823%	1-Month LIBOR	2.250%	7/28/25	BB	3,450,443
2,955	Charter Communications Operating Holdings LLC, Term Loan B	3.580%	1-Month LIBOR	2.000%	4/30/25	BBB–	2,976,010
2,500	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	1,923,613
2,861	Clear Channel Communications, Inc., Term Loan E, (5)	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	2,194,116
1,000	CSC Holdings LLC, Term Loan B	4.139%	3-Month LIBOR	2.500%	1/12/26	BB–	1,008,755
5,305	Cumulus Media, Inc., Term Loan B, (5)	4.830%	1-Month LIBOR	3.250%	12/23/20	N/R	4,584,388
1,277	Getty Images, Inc., Term Loan B, First Lien	5.193%	3-Month LIBOR	3.500%	10/18/19	B3	1,214,536
443	Gray Television, Inc., Term Loan B2	3.814%	1-Month LIBOR	2.250%	2/07/24	BB	446,770
965	IMG Worldwide, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	5/06/21	B+	973,054
424	Lions Gate Entertainment Corp., Term Loan B	3.817%	1-Month LIBOR	2.250%	12/08/23	Ba2	428,993
1,976	McGraw-Hill Education Holdings LLC, Term Loan B	5.573%	1-Month LIBOR	4.000%	5/02/22	B+	1,977,163
1,667	Meredith, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,687,158
249	Nexstar Broadcasting Group, Term Loan	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	250,599
1,975	Nexstar Broadcasting Group, Term Loan B	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	1,989,706
499	Red Ventures, Term Loan B	5.573%	1-Month LIBOR	4.000%	11/08/24	B+	505,358
1,461	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B	1,469,718
3,720	Univision Communications, Inc., Term Loan C5	4.323%	1-Month LIBOR	2.750%	3/15/24	BB–	3,727,907
148	Yell Group PLC, Term Loan A2, First Lien	8.413%	3-Month LIBOR	7.000%	9/07/21	N/R	150,737

NUVEEN	29

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$146	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	$383,455
38,257	Total Media						35,655,524

	Metals & Mining – 0.8% (0.5% of Total Investments)

871	CanAm Construction, Inc., Term Loan B	7.067%	1-Month LIBOR	5.500%	7/01/24	B	882,596
1,105	Zekelman Industries, Term Loan B	4.408%	3-Month LIBOR	2.750%	6/14/21	BB–	1,113,796
1,976	Total Metals & Mining						1,996,392

	Multiline Retail – 0.9% (0.5% of Total Investments)

892	Belk, Inc., Term Loan B, First Lien	6.458%	3-Month LIBOR	4.750%	12/12/22	B2	771,473
830	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	838,819
691	Hudson’s Bay Company, Term Loan B, First Lien	4.718%	3-Month LIBOR	3.250%	9/30/22	BB	670,293
2,413	Total Multiline Retail						2,280,585

	Oil, Gas & Consumable Fuels – 3.4% (2.1% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B	5.772%	3-Month LIBOR	4.000%	10/31/24	B+	1,106,138
750	California Resources Corporation, Term Loan	11.936%	1-Month LIBOR	10.375%	12/31/21	B	853,125
750	California Resources Corporation, Term Loan B	6.306%	1-Month LIBOR	4.750%	12/31/22	B	765,788
324	Crestwood Holdings LLC, Term Loan B	9.436%	3-Month LIBOR	8.000%	6/19/19	B–	326,191
120	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%), (5)	5.000%	N/A	N/A	5/13/22	N/R	1,805
593	Fieldwood Energy LLC, Term Loan, First Lien	4.568%	3-Month LIBOR	2.875%	10/01/18	B3	582,027
953	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	919,229
447	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Ca	73,803
818	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Caa3	536,513
1,731	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	806,902
831	Peabody Energy Corporation, Term Loan B	5.073%	1-Month LIBOR	3.500%	3/31/22	Ba3	843,204
2,489	Seadrill Partners LLC, Initial Term Loan, (DD1)	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	2,198,804
27	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	26,474
10,924	Total Oil, Gas & Consumable Fuels						9,040,003

	Pharmaceuticals – 1.7% (1.1% of Total Investments)

1,350	Concordia Healthcare Corporation, Term Loan B, First Lien	5.823%	1-Month LIBOR	4.250%	10/21/21	Caa2	1,168,575
3,222	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.387%	1-Month LIBOR	2.750%	8/18/22	Ba3	3,248,948
41	Valeant Pharmaceuticals International, Inc., Term Loan B	5.060%	1-Month LIBOR	3.500%	4/01/22	BB–	41,296
4,613	Total Pharmaceuticals						4,458,819

	Professional Services – 2.2% (1.4% of Total Investments)

1,106	Ceridian Corporation, Term Loan B2	5.067%	1-Month LIBOR	3.500%	9/15/20	Ba3	1,114,447
1,269	Nielsen Finance LLC, Term Loan B4	3.553%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,278,452
3,318	Formula One Group, Term Loan B	4.074%	1-Month LIBOR	2.500%	2/01/24	B+	3,337,225
5,693	Total Professional Services						5,730,124

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

1,832	Capital Automotive LP, Term Loan, Second Lien	7.573%	1-Month LIBOR	6.000%	3/24/25	B3	1,877,929

	Road & Rail – 0.4% (0.2% of Total Investments)

980	Quality Distribution, Incremental Term Loan, First Lien	7.193%	3-Month LIBOR	5.500%	8/18/22	B2	992,250

30	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 1.8% (1.1% of Total Investments)

$710	Cypress Semiconductor Corp, Term Loan B	4.320%	1-Month LIBOR	2.750%	7/05/21	BB	$719,141
985	Micron Technology, Inc., Term Loan B	3.580%	1-Month LIBOR	2.000%	4/26/22	Baa2	994,338
1,040	Microsemi Corporation, Term Loan B	3.561%	1-Month LIBOR	2.000%	1/15/23	BB	1,048,691
856	Lumileds, Term Loan B	5.074%	1-Month LIBOR	4.500%	6/30/24	Ba3	865,792
1,136	On Semiconductor Corp., Term Loan B	3.573%	1-Month LIBOR	2.000%	3/31/23	Ba1	1,145,978
4,727	Total Semiconductors & Semiconductor Equipment						4,773,940

	Software – 13.2% (8.3% of Total Investments)

2,600	Avaya Inc., Term Loan, First Lien	6.309%	1-Month LIBOR	4.750%	12/15/24	B	2,616,783
528	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	6/30/21	B1	519,250
3,073	BMC Software, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	9/10/22	B+	3,093,737
2,758	Compuware Corporation, Term Loan B3	5.550%	2-Month LIBOR	4.250%	12/15/21	B	2,758,249
138	Compuware Corporation, Term Loan, Second Lien	9.820%	1-Month LIBOR	8.250%	12/15/22	B–	138,515
1,596	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	1,607,277
4,792	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	B1	4,822,841
1,260	Informatica, Term Loan B	4.943%	3-Month LIBOR	3.250%	8/05/22	B	1,268,391
990	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	1,001,043
2,035	McAfee Holdings International, Inc., Term Loan, First Lien	6.067%	1-Month LIBOR	4.500%	9/30/24	B1	2,057,514
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.067%	1-Month LIBOR	8.500%	9/29/25	B–	504,583
645	Micro Focus International PLC, New Term Loan	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	649,054
4,355	Micro Focus International PLC, Term Loan B	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	4,383,221
1,892	Micro Focus International PLC, Term Loan B2	4.073%	1-Month LIBOR	2.500%	11/19/21	BB–	1,905,135
429	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	CCC+	433,337
37	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (16)	4.814%	3-Month LIBOR	3.250%	11/29/24	B1	37,551
463	Mitchell International, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	11/29/24	B1	465,636
450	Mitchell International, Inc., Initial Term Loan, Second Lien	8.943%	3-Month LIBOR	7.250%	12/01/25	CCC	456,188
990	RP Crown Parent, LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	10/15/23	B1	998,559
1,034	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B1	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	1,041,431
16	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B2	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	16,176
3,672	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	3,699,269
370	Vertafore, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	6/30/23	B	374,849
34,623	Total Software						34,848,589

	Specialty Retail – 1.2% (0.7% of Total Investments)

341	Neiman Marcus Group, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	293,648
2,704	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B1	2,059,572
848	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.570%	1-Month LIBOR	3.000%	3/11/22	B1	690,436
3,893	Total Specialty Retail						3,043,656

	Technology Hardware, Storage & Peripherals – 7.7% (4.9% of Total Investments)

969	Dell Software Group, Repriced Term Loan B	7.272%	3-Month LIBOR	5.500%	10/31/22	B	992,213
1,348	Dell International LLC, Replacement Term Loan A3	3.080%	1-Month LIBOR	1.500%	12/31/18	BBB–	1,348,063
3,802	Dell International LLC, Replacement Term Loan A2	3.330%	1-Month LIBOR	1.750%	9/07/21	BBB–	3,810,182
6,675	Dell International LLC, Refinancing Term Loan B	3.580%	1-Month LIBOR	2.000%	9/07/23	BBB–	6,709,181
6,910	Western Digital U.S., Term Loan B3	3.561%	1-Month LIBOR	2.000%	4/29/23	Baa2	6,969,069

NUVEEN	31

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals (continued)

$649	Conduent, Inc., Term Loan B	4.573%	1-Month LIBOR	3.000%	12/07/23	BB+	$656,547
20,353	Total Technology Hardware, Storage & Peripherals						20,485,255

	Transportation Infrastructure – 2.3% (1.4% of Total Investments)

4,703	Avolon, Repriced Term Loan B2	3.811%	1-Month LIBOR	2.250%	3/21/22	BBB–	4,701,554
65	Ceva Group PLC, Canadian Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	63,376
520	Ceva Group PLC, US Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	507,004
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	362,136
377	Ceva Group PLC, Dutch B.V., Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	367,578
6,036	Total Transportation Infrastructure						6,001,648

	Wireless Telecommunication Services – 3.9% (2.5% of Total Investments)

825	Asurion LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/04/22	Ba3	832,759
756	Asurion LLC, Term Loan B5	4.573%	1-Month LIBOR	3.000%	11/03/23	Ba3	763,249
5,459	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	5,479,793
1,558	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	4/23/19	B	1,555,086
811	Syniverse Technologies, Inc., Tranche B, Term Loan	4.573%	1-Month LIBOR	3.000%	4/23/19	B	809,809
920	UPC Financing Partnership, Term Loan AR1, First Lien	4.059%	1-Month LIBOR	2.500%	1/15/26	BB	925,911
10,329	Total Wireless Telecommunication Services						10,366,607
$354,343	Total Variable Rate Senior Loan Interests (cost $351,455,311)						347,127,041

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 18.3% (11.5% of Total Investments)

	Diversified Telecommunication Services – 4.1% (2.6% of Total Investments)

$840	Intelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	$646,800
3,655	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	2,869,175
4,050	IntelSat Jackson Holdings			9.750%	7/15/25	CCC+	3,724,785
215	IntelSat Limited			6.750%	6/01/18	CCC–	210,700
5,009	IntelSat Limited			7.750%	6/01/21	CCC–	2,265,070
3,000	IntelSat Limited			8.125%	6/01/23	CCC–	1,275,000
16,769	Total Diversified Telecommunication Services						10,991,530

	Health Care Providers & Services – 1.4% (0.9% of Total Investments)

3,500	HCA Inc.			6.500%	2/15/20	BBB–	3,731,875

	Hotels, Restaurants & Leisure – 1.3% (0.8% of Total Investments)

500	Scientific Games Corporation, 144A			7.000%	1/01/22	Ba3	527,500
2,650	Scientific Games International Inc.			10.000%	12/01/22	B–	2,898,437
3,150	Total Hotels, Restaurants & Leisure						3,425,937

	Household Durables – 0.5% (0.3% of Total Investments)

1,410	Lennar Corporation			4.125%	12/01/18	BB+	1,424,100

	Media – 3.8% (2.4% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation			3.579%	7/23/20	BBB–	101,335
6,533	Clear Channel Communications Inc., (5), (8)			12.000%	8/01/21	N/R	—
1,417	Dish DBS Corporation			5.125%	5/01/20	Ba3	1,440,026
1,000	Dish DBS Corporation			5.875%	11/15/24	Ba3	948,125
1,000	Hughes Satellite Systems Corporation			6.500%	6/15/19	BBB–	1,043,790
1,524	iHeartCommunications, Inc., 144A, (5)			11.250%	3/01/21	Caa1	1,066,800

32	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$2,122	iHeartCommunications, Inc., (5)	9.000%	12/15/19	Caa1	$1,633,940
10,071	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	Ca	604,270
3,050	iHeartCommunications, Inc., (5)	9.000%	3/01/21	Caa1	2,211,250
820	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	925,063
27,637	Total Media				9,974,599

	Oil, Gas & Consumable Fuels – 2.6% (1.6% of Total Investments)

3,765	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	3,150,834
400	Denbury Resources Inc.	6.375%	8/15/21	CCC–	338,000
1,404	Denbury Resources Inc.	9.250%	3/31/22	B	1,439,100
400	EP Energy LLC and Everest Acquisition Finance, Inc.	9.375%	5/01/24	Caa2	339,000
1,492	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread)	8.820%	6/15/20	B+	1,514,380
7,461	Total Oil, Gas & Consumable Fuels				6,781,314

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

300	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	28,500

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	844,710

	Software – 1.8% (1.1% of Total Investments)

115	Avaya Inc., (8)	7.000%	4/01/19	N/R	—
2,895	Avaya Inc., (8)	10.500%	3/01/21	N/R	—
2,840	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,843,550
351	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	351,877
1,475	Infor Us Inc., 144A	5.750%	8/15/20	BB	1,514,014
7,676	Total Software				4,709,441

	Technology Hardware, Storage & Peripherals – 0.6% (0.4% of Total Investments)

1,475	Western Digital Corporation, 144A	7.375%	4/01/23	Baa2	1,605,906

	Wireless Telecommunication Services – 1.9% (1.2% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,042,500
850	Sprint Communications Inc.	7.000%	8/15/20	B+	897,109
500	Sprint Corporation	7.875%	9/15/23	B+	528,125
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,027,500
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	414,500
75	T-Mobile USA Inc.	6.836%	4/28/23	BB+	78,278
4,825	Total Wireless Telecommunication Services				4,988,012
$74,964	Total Corporate Bonds (cost $56,888,580)				48,505,924

Shares	Description (1)				Value

	COMMON STOCKS – 2.6% (1.6% of Total Investments)

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

53,514	Cengage Learning Holdings II LP, (6)				$394,666
1,562,493	Education Management Corporation, (6)				6,250
	Total Diversified Consumer Services				400,916

	Energy Equipment & Services – 1.0% (0.6% of Total Investments)

39,988	C&J Energy Services Inc., (6)				1,224,432
36,361	Ocean Rig UDW Inc., (6)				978,838

NUVEEN	33

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Shares	Description (1)			Value

	Energy Equipment & Services (continued)

1,961	Vantage Drill International, (6)			$431,420
	Total Energy Equipment & Services			2,634,690

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

38,382	Millenium Health LLC, (6)			4,184

	Media – 0.3% (0.2% of Total Investments)

566,373	Hibu PLC, (6), (7)			1
6,268	Metro-Goldwyn-Mayer, (6)			718,733
14,825	Tribune Media Company			741
	Total Media			719,475

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

27	Southcross Holdings Borrower LP, (6)			10,125

	Software – 1.0% (0.6% of Total Investments)

132,029	Avaya Holdings Corporation, (6)			2,756,765

	Specialty Retail – 0.1% (0.1% of Total Investments)

5,454	Gymboree Corporation, (6), (8)			77,413
14,849	Gymboree Corporation, (6)			252,433
	Total Specialty Retail			329,846
	Total Common Stocks (cost $11,069,507)			6,856,001

Shares	Description (1)			Value

	WARRANTS – 0.0% (0.0% of Total Investments)

11,806	Avaya Holdings Corporation, (8)			$12,672
	Total Warrants (cost $1,103,821)			12,672

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation, (8)	7.500%	N/R	$—
	Total $25 Par (or similar) Retail Preferred (cost $4,219)			—
	Total Long-Term Investments (cost $420,521,438)			402,501,638

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 7.0% (4.4% of Total Investments)

	INVESTMENT COMPANIES – 7.0% (4.4% of Total Investments)

18,368,074	BlackRock Liquidity Funds T-Fund Portfolio, (9)			$18,368,074
	Total Short-Term Investments (cost $18,368,074)			18,368,074
	Total Investments (cost $438,889,512) – 159.1%			420,869,712
	Borrowings – (43.1)% (10), (11)			(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (16.0)% (12)			(42,310,698)
	Other Assets Less Liabilities – (0.0)% (13)			(294)
	Net Assets Applicable to Common Shares – 100%			$264,558,720

34	NUVEEN

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.00%	(14)	Monthly	11/01/21	(15)	$(1,070,548)	$(1,070,548)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http:// www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 27.1%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.1%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(14)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 8 – Senior Loan Commitments for more information.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NUVEEN	35

JFR

Nuveen Floating Rate Income Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG–TERM INVESTMENTS – 149.7% (94.9% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 124.8% (79.0% of Total Investments) (2)

	Aerospace & Defense – 2.4% (1.5% of Total Investments)

$7,669	Sequa Corporation, Term Loan B	6.549%	3-Month LIBOR	5.000%	11/28/21	B–	$7,793,432
2,654	Sequa Corporation, Term Loan, Second Lien	10.753%	3-Month LIBOR	9.000%	4/26/22	CCC	2,712,343
2,921	Transdigm Inc., Term Loan E	4.323%	1-Month LIBOR	2.750%	5/14/22	Ba2	2,950,994
985	Transdigm, Inc., Term Loan F	4.365%	1-Month LIBOR	2.750%	6/09/23	Ba2	995,271
1,316	Transdigm, Inc., Term Loan G	4.666%	1-Month LIBOR	3.000%	8/22/24	Ba2	1,329,325
15,545	Total Aerospace & Defense						15,781,365

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

1,700	PAE Holding Corporation, Term Loan B	7.124%	2-Month LIBOR	5.500%	10/20/22	B+	1,713,152
2,166	XPO Logistics, Inc., Refinanced Term Loan	3.958%	3-Month LIBOR	2.250%	11/01/21	BB+	2,186,026
3,866	Total Air Freight & Logistics						3,899,178

	Airlines – 2.0% (1.2% of Total Investments)

3,354	American Airlines, Inc., Replacement Term Loan	3.567%	1-Month LIBOR	2.000%	6/27/20	BB+	3,371,143
4,098	American Airlines, Inc., Replacement Term Loan	3.554%	1-Month LIBOR	2.000%	10/10/21	BB+	4,118,244
5,311	American Airlines, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	12/14/23	BB+	5,335,676
12,763	Total Airlines						12,825,063

	Auto Components – 0.6% (0.4% of Total Investments)

1,247	DexKo Global, Inc., Term Loan B	5.241%	3-Month LIBOR	3.500%	7/24/24	B	1,265,192
689	Horizon Global Corporation, Term Loan B	6.073%	1-Month LIBOR	4.500%	6/30/21	B+	692,808
1,990	Superior Industries International, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	5/22/24	B1	2,029,506
3,926	Total Auto Components						3,987,506

	Automobiles – 0.7% (0.5% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.570%	1-Month LIBOR	2.000%	12/31/18	BBB–	4,604,837
172	DexKo Global, Inc., Term Loan B, (20)	4.155%	N/A	N/A	7/24/24	B1	172,734
4,760	Total Automobiles						4,777,571

	Biotechnology – 0.8% (0.5% of Total Investments)

5,459	Grifols, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	1/31/25	BB	5,498,845

	Building Products – 1.1% (0.7% of Total Investments)

7,296	Quikrete Holdings, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	11/15/23	BB–	7,344,627

	Capital Markets – 0.3% (0.2% of Total Investments)

1,968	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	1,984,122

	Chemicals – 1.2% (0.8% of Total Investments)

1,218	Ineos US Finance LLC, Term Loan	3.573%	1-Month LIBOR	2.000%	4/01/24	BB+	1,225,168
2,319	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	2,362,336
4,421	Univar, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	7/01/24	BB	4,468,972
7,958	Total Chemicals						8,056,476

	Commercial Services & Supplies – 3.8% (2.4% of Total Investments)

733	ADS Waste Holdings, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	11/10/23	BB+	739,164
1,485	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.696%	2-Month LIBOR	4.000%	10/19/23	B2	1,491,037

36	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$4,475	iQor US, Inc., Term Loan, First Lien	6.695%	3-Month LIBOR	5.000%	4/01/21	B	$4,486,236
500	iQor US, Inc., Term Loan, Second Lien	10.445%	3-Month LIBOR	8.750%	4/01/22	CCC+	485,000
1,157	KAR Auction Services, Inc., Term Loan B5	4.250%	3-Month LIBOR	2.500%	3/09/23	Ba2	1,171,081
1,458	LSC Communications, Refinancing Term Loan	7.067%	1-Month LIBOR	5.500%	9/30/22	Ba3	1,468,367
3,456	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	3,468,347
3,314	Protection One, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	5/02/22	BB–	3,348,942
3,268	Skillsoft Corporation, Initial Term Loan, First Lien	6.323%	1-Month LIBOR	4.750%	4/28/21	B–	3,206,911
1,965	Universal Services of America, Initial Term Loan, First Lien	5.443%	3-Month LIBOR	3.750%	7/28/22	B+	1,949,034
1,750	Universal Services of America, Term Loan, Second Lien	10.272%	3-Month LIBOR	8.500%	7/28/23	B–	1,741,250
1,514	West Corporation, Term Loan B	5.573%	1-Month LIBOR	4.000%	10/10/24	Ba3	1,532,318
25,075	Total Commercial Services & Supplies						25,087,687

	Communications Equipment – 0.7% (0.4% of Total Investments)

1,580	Colorado Buyer, Inc., Term Loan, First Lien	4.380%	3-Month LIBOR	3.000%	5/01/24	Ba3	1,593,466
1,094	Colorado Buyer, Inc., Term Loan, Second Lien	8.630%	3-Month LIBOR	7.250%	5/01/25	B3	1,107,083
1,746	Mitel US Holdings, Inc., Incremental Term Loan	5.404%	2-Month LIBOR	3.750%	9/25/23	B+	1,769,077
4,420	Total Communications Equipment						4,469,626

	Construction & Engineering – 0.3% (0.2% of Total Investments)

1,822	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/21/24	B+	1,847,815

	Containers & Packaging – 0.8% (0.5% of Total Investments)

1,488	Berry Global, Inc., Term Loan M	3.816%	1-Month LIBOR	2.250%	10/01/22	BBB–	1,501,128
3,822	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	2/05/23	B+	3,855,899
5,310	Total Containers & Packaging						5,357,027

	Distributors – 0.2% (0.1% of Total Investments)

1,335	American Seafoods Group LLC, Term Loan B	4.700%	3-Month LIBOR	3.250%	8/21/23	BB–	1,342,411

	Diversified Consumer Services – 2.0% (1.3% of Total Investments)

5,813	Cengage Learning Acquisitions, Inc., Term Loan B	5.809%	1-Month LIBOR	4.250%	6/07/23	B+	5,662,255
696	Education Management LLC, Tranche A, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	191,405
1,567	Education Management LLC, Tranche B, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	24,494
4,095	Houghton Mifflin, Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	5/28/21	B+	3,869,884
2,321	Laureate Education, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	4/26/24	B+	2,343,255
1,316	Vertiv Co., New Term Loan B	5.568%	1-Month LIBOR	4.000%	11/30/23	Ba3	1,332,316
15,808	Total Diversified Consumer Services						13,423,609

	Diversified Financial Services – 1.7% (1.1% of Total Investments)

2,744	Citco III Limited, Term Loan	4.573%	1-Month LIBOR	3.000%	3/31/22	N/R	2,771,078
1,739	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	1,762,747
1,950	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B	1,961,392
4,117	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	4,147,349
392	Vizient, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	2/13/23	BB–	397,182
10,942	Total Diversified Financial Services						11,039,748

NUVEEN	37

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services – 8.4% (5.3% of Total Investments)

$2,250	CenturyLink, Inc., Initial Term A Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	$2,241,844
9,699	CenturyLink, Inc., Term Loan B	4.317%	1-Month LIBOR	2.750%	1/31/25	BBB–	9,568,801
1,481	DTI Holdings, Inc., Term Loan B, First Lien	7.022%	2-Month LIBOR	5.250%	10/02/23	B	1,495,603
5,840	Frontier Communications Corporation, Term Loan B	5.330%	1-Month LIBOR	3.750%	1/14/20	BB–	5,736,897
4,455	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	4,494,117
3,033	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	3,014,984
465	Intelsat Jackson Holdings, S.A., Term Loan B4	6.195%	3-Month LIBOR	4.500%	1/02/24	B1	471,931
744	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	749,883
5,683	Level 3 Financing, Inc., Tranche B, Term Loan	3.696%	3-Month LIBOR	2.250%	2/22/24	BBB–	5,714,193
591	Presidio, Inc., Term Loan B	4.443%	1-Month LIBOR	2.750%	2/02/24	B+	595,148
8,312	WideOpenWest Finance LLC, Term Loan B	4.811%	1-Month LIBOR	3.250%	8/18/23	B	8,327,585
1,114	Windstream Corporation, Term Loan B6	5.560%	1-Month LIBOR	4.000%	3/29/21	BB–	1,059,390
12,000	Ziggo B.V., Term Loan E	4.059%	1-Month LIBOR	2.500%	4/15/25	BB–	12,007,500
55,667	Total Diversified Telecommunication Services						55,477,876

	Electrical Equipment – 0.4% (0.3% of Total Investments)

1,263	TTM Technologies, Term Loan B	4.073%	1-Month LIBOR	2.500%	9/28/24	BBB–	1,269,115
1,376	Zebra Technologies Corporation, Term Loan B	3.753%	3-Month LIBOR	2.000%	10/24/21	BB	1,387,207
2,639	Total Electrical Equipment						2,656,322

	Electric Utilities – 1.5% (0.9% of Total Investments)

890	EFS Cogen Holdings LLC, Term Loan B	4.950%	3-Month LIBOR	3.250%	6/28/23	BB	899,611
3,784	Energy Future Intermediate Holding Company, DIP Term Loan	4.567%	1-Month LIBOR	3.000%	6/30/18	Ba3	3,802,432
925	Helix Generation, Term Loan B	5.443%	3-Month LIBOR	3.750%	6/03/24	BB	934,722
3,225	Vistra Operations Co., Term Loan B	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	3,253,077
571	Vistra Operations Co., Term Loan C	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	576,480
9,395	Total Electric Utilities						9,466,322

	Energy Equipment & Services – 0.3% (0.2% of Total Investments)

1,250	Diversey, Inc., Term Loan B	4.654%	2-Month LIBOR	3.000%	9/06/24	B1	1,247,919
693	Dynamic Energy Services International LLC, Term Loan (cash 13.383%, PIK 1.500%)	14.883%	3-Month LIBOR	13.500%	3/06/18	N/R	246,042
433	Ocean Rig UDW Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	439,654
2,376	Total Energy Equipment & Services						1,933,615

	Equity Real Estate Investment Trusts – 2.4% (1.5% of Total Investments)

6,693	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.573%	1-Month LIBOR	3.000%	10/24/22	B+	6,464,022
1,862	Realogy Group LLC, Term Loan B	3.829%	1-Month LIBOR	2.250%	1/26/25	BB+	1,879,550
7,330	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	5.323%	1-Month LIBOR	3.750%	12/18/20	Caa2	7,309,695
15,885	Total Equity Real Estate Investment Trusts						15,653,267

	Food & Staples Retailing – 5.0% (3.2% of Total Investments)

25,352	Albertson’s LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/25/21	BB	25,247,404
2,963	Albertson’s LLC, Term Loan B5	4.675%	3-Month LIBOR	3.000%	12/21/22	BB	2,950,877
1,902	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	BB	1,892,944
1,094	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	1,094,750

38	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food & Staples Retailing (continued)

$720	Del Monte Foods Company, Term Loan, First Lien	4.696%	3-Month LIBOR	3.250%	2/18/21	CCC+	$615,899
1,329	Save-A-Lot, Term Loan B	7.573%	1-Month LIBOR	6.000%	12/05/23	B2	1,153,140
33,360	Total Food & Staples Retailing						32,955,014

	Food Products – 3.8% (2.4% of Total Investments)

1,930	Hearthside Group Holdings LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	6/02/21	B1	1,945,083
4,010	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	4,047,254
1,131	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BB+	1,130,984
5,046	Pinnacle Foods Finance LLC, Term Loan B	3.564%	1-Month LIBOR	2.000%	2/02/24	BB+	5,096,426
12,696	US Foods, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	6/27/23	BB	12,841,692
24,813	Total Food Products						25,061,439

	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)

2,066	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	2,072,058
561	Ardent Medical Services, Inc., Term Loan B, First Lien	7.073%	1-Month LIBOR	5.500%	8/04/21	B1	562,237
1,085	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	1,097,594
1,665	Greatbatch, New Term Loan B	4.810%	1-Month LIBOR	3.250%	10/27/22	B+	1,683,546
2,234	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	2,244,067
2,328	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	2,311,681
9,939	Total Health Care Equipment & Supplies						9,971,183

	Health Care Providers & Services – 5.6% (3.5% of Total Investments)

1,909	Acadia Healthcare, Inc., Term Loan B1	4.323%	1-Month LIBOR	2.750%	2/11/22	Ba2	1,927,299
3,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	3,546,812
3,184	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.675%	3-Month LIBOR	4.000%	4/28/22	B1	3,215,312
1,036	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	1,024,261
1,845	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	1,814,192
1,424	Concentra, Inc., Term Loan B	4.530%	1-Month LIBOR	3.000%	6/01/22	B+	1,440,147
679	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	4.323%	1-Month LIBOR	2.750%	6/24/21	BBB–	688,656
1,768	Envision Healthcare Corporation, Term Loan B, First Lien	4.580%	1-Month LIBOR	3.000%	12/01/23	BB–	1,778,028
2,674	HCA, Inc., Term Loan A5	3.073%	1-Month LIBOR	1.500%	6/10/20	BBB–	2,681,405
3,964	HCA, Inc., Term Loan B9	3.573%	1-Month LIBOR	2.000%	3/18/23	BBB–	3,999,368
1,901	Healogics, Inc., Term Loan, First Lien	5.750%	1-Month LIBOR	4.250%	7/01/21	B–	1,684,550
3,241	Heartland Dental Care, Inc., Term Loan, First Lien	6.450%	3-Month LIBOR	4.750%	7/31/23	B2	3,300,154
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	10.070%	1-Month LIBOR	8.500%	7/31/24	CCC	2,028,760
3,698	Millennium Laboratories, Inc., Term Loan B, First Lien	8.073%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,483,775
1,321	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	1,331,236
1,500	PharMerica, Term Loan, First Lien	5.055%	1-Month LIBOR	3.500%	12/06/24	B	1,517,340
445	Quorum Health Corp., Term Loan B	8.323%	1-Month LIBOR	6.750%	4/29/22	B2	454,970
2,897	Select Medical Corporation, Tranche B, Term Loan	5.210%	2-Month LIBOR	3.500%	3/01/21	Ba2	2,929,150
38,986	Total Health Care Providers & Services						36,845,415

	Health Care Technology – 1.7% (1.1% of Total Investments)

4,359	Catalent Pharma Solutions, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	5/20/24	BB	4,394,037

NUVEEN	39

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Technology (continued)

$6,947	Emdeon, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	3/01/24	Ba3	$6,999,606
11,306	Total Health Care Technology						11,393,643

	Hotels, Restaurants & Leisure – 10.6% (6.7% of Total Investments)

1,250	Aramark Corporation, Term Loan B1	3.573%	1-Month LIBOR	2.000%	3/11/25	BBB–	1,262,238
1,000	Arby’s Restaurant Group, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,014,690
18,692	Burger King Corporation, Term Loan B3	3.870%	1-Month LIBOR	2.250%	2/16/24	Ba3	18,822,771
2,543	Caesars Entertainment Operating Company, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	10/07/24	BB	2,562,287
5,000	Caesars Resort Collection, Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	12/23/24	BB	5,065,325
2,281	CCM Merger, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	8/09/21	BB–	2,304,313
4,629	CityCenter Holdings LLC, Term Loan B	4.073%	1-Month LIBOR	2.500%	4/18/24	BB–	4,671,955
11,008	Hilton Hotels Corporation, Term Loan B2	3.561%	1-Month LIBOR	2.000%	10/25/23	BBB–	11,101,753
3,697	Intrawest Resorts Holdings, Inc., Term Loan B1	4.823%	1-Month LIBOR	3.250%	7/31/24	B	3,732,789
2,194	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	2,214,019
3,355	MGM Growth Properties, Term Loan B	3.823%	1-Month LIBOR	2.250%	4/25/23	BB+	3,384,180
6,488	Scientific Games Corporation, Term Loan B4	4.823%	1-Month LIBOR	3.250%	8/14/24	B+	6,538,154
3,206	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.693%	3-Month LIBOR	3.000%	4/01/24	B	3,207,401
3,470	Station Casino LLC, Term Loan B	4.070%	1-Month LIBOR	2.500%	6/08/23	BB	3,494,023
68,813	Total Hotels, Restaurants & Leisure						69,375,898

	Household Products – 0.9% (0.6% of Total Investments)

4,414	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.073%	1-Month LIBOR	3.500%	11/16/20	B1	3,504,707
2,308	Serta Simmons Holdings LLC, Term Loan, First Lien	5.130%	3-Month LIBOR	3.500%	11/08/23	B	2,266,684
6,722	Total Household Products						5,771,391

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

1,146	Dynegy, Inc., Tranche Term Loan C2	4.311%	1-Month LIBOR	2.750%	2/07/24	BB	1,159,163

	Industrial Conglomerates – 1.4% (0.9% of Total Investments)

3,488	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.996%	2-Month LIBOR	4.250%	6/16/24	B	3,536,454
1,500	Education Advisory Board, Term Loan, First Lien	5.484%	3-Month LIBOR	3.750%	11/15/24	B	1,512,195
2,332	Foresight Energy LLC, Term Loan, First Lien	7.443%	3-Month LIBOR	5.750%	3/28/22	B	2,262,695
1,247	Robertshaw US Holding Corp., Term Loan, First Lien	6.125%	2-Month LIBOR	4.500%	8/02/24	B1	1,257,785
750	Robertshaw US Holding Corp., Term Loan, Second Lien	10.563%	1-Month LIBOR	9.000%	2/04/25	CCC+	761,250
9,317	Total Industrial Conglomerates						9,330,379

	Insurance – 2.0% (1.2% of Total Investments)

993	Acrisure LLC, Term Loan B	5.991%	3-Month LIBOR	4.250%	11/22/23	B	1,011,122
5,206	Alliant Holdings I LLC, Term Loan B	4.817%	1-Month LIBOR	3.250%	8/14/22	B	5,251,781
6,681	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	6,735,657
12,880	Total Insurance						12,998,560

	Internet and Direct Marketing Retail – 0.6% (0.4% of Total Investments)

3,855	Travelport LLC, Term Loan B	4.166%	3-Month LIBOR	2.750%	8/31/21	B+	3,875,124

40	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Internet Software & Services – 1.6% (1.0% of Total Investments)

$1,965	Ancestry.com, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	10/19/23	B	$1,983,432
1,524	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB–	1,539,564
3,660	Sabre, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	2/22/24	Ba2	3,690,002
2,448	SkillSoft Corporation, Term Loan, Second Lien	9.823%	1-Month LIBOR	8.250%	4/28/22	CCC	2,216,422
1,028	TierPoint LLC, Term Loan, First Lien	5.323%	1-Month LIBOR	3.750%	5/05/24	B+	1,035,331
10,625	Total Internet Software & Services						10,464,751

	IT Services – 3.9% (2.5% of Total Investments)

1,552	Computer Sciences Government Services, Term Loan B	3.693%	3-Month LIBOR	2.000%	11/30/23	BB+	1,562,776
1,500	DigiCert, Term Loan, First Lien	6.522%	3-Month LIBOR	4.750%	10/31/24	B+	1,527,000
1,187	Engility Corporation, Term Loan B2	4.823%	1-Month LIBOR	3.250%	8/11/23	BB–	1,200,952
2,290	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	7/10/22	BB	2,308,780
9,528	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	4/26/24	BB	9,607,566
1,758	Gartner, Inc., Term Loan A	3.573%	1-Month LIBOR	2.000%	3/21/22	BB+	1,765,008
992	Gartner, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	4/05/24	BB+	1,002,425
1,169	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	1,176,137
106	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	107,280
2,487	Tempo Acquisition LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	5/01/24	B1	2,502,537
1,500	Vantiv, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	8/07/24	BBB–	1,511,978
1,477	WEX, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	7/01/23	BB–	1,497,350
25,546	Total IT Services						25,769,789

	Leisure Products – 1.1% (0.7% of Total Investments)

2,572	24 Hour Fitness Worldwide, Inc., Term Loan B	5.443%	3-Month LIBOR	3.750%	5/28/21	Ba3	2,597,336
1,052	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	850,590
2,711	Equinox Holdings, Inc., Term Loan B1	4.573%	1-Month LIBOR	3.000%	3/08/24	B+	2,742,794
990	Four Seasons Holdings, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	11/30/23	BB	1,000,316
7,325	Total Leisure Products						7,191,036

	Life Sciences Tools & Services – 0.4% (0.2% of Total Investments)

755	Inventiv Health, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	8/01/24	Ba2	759,835
1,496	Parexel International Corp., Term Loan B	4.323%	1-Month LIBOR	2.750%	9/27/24	B1	1,509,155
2,251	Total Life Sciences Tools & Services						2,268,990

	Machinery – 1.1% (0.7% of Total Investments)

3,247	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	3,267,702
1,474	Gates Global LLC, Term Loan B	4.693%	3-Month LIBOR	2.750%	4/01/24	B+	1,487,050
1,500	Navistar, Inc., Tranche B, Term Loan	5.060%	1-Month LIBOR	3.500%	11/06/24	Ba3	1,515,630
765	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	8/21/24	BB+	772,404
6,986	Total Machinery						7,042,786

	Marine – 0.1% (0.1% of Total Investments)

1,369	American Commercial Lines LLC, Term Loan B, First Lien	10.323%	1-Month LIBOR	8.750%	11/12/20	B–	825,315

	Media – 13.1% (8.3% of Total Investments)

2,073	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.017%	2-Month LIBOR	3.250%	7/23/21	B1	2,052,345
1,985	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	2,058,197
6,843	Catalina Marketing Corporation, Term Loan, First Lien	5.073%	1-Month LIBOR	3.500%	4/09/21	B1	5,553,929
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	8.323%	1-Month LIBOR	6.750%	4/11/22	Caa1	836,500

NUVEEN	41

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$7,368	Cequel Communications LLC, Term Loan B	3.823%	1-Month LIBOR	2.250%	7/28/25	BB	$7,393,807
4,925	Charter Communications Operating Holdings LLC, Term Loan B	3.580%	1-Month LIBOR	2.000%	4/30/25	BBB–	4,960,017
4,988	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	3,837,644
4,768	Clear Channel Communications, Inc., Term Loan E, (5)	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	3,656,011
2,250	CSC Holdings LLC, Term Loan B	4.139%	3-Month LIBOR	2.500%	1/12/26	BB–	2,269,699
12,449	Cumulus Media, Inc., Term Loan B, (5)	4.830%	1-Month LIBOR	3.250%	12/23/20	N/R	10,758,248
2,394	Getty Images, Inc., Term Loan B, First Lien	5.193%	3-Month LIBOR	3.500%	10/18/19	B3	2,277,254
886	Gray Television, Inc., Term Loan B2	3.814%	1-Month LIBOR	2.250%	2/07/24	BB	893,540
2,896	IMG Worldwide, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	5/06/21	B+	2,919,163
848	Lions Gate Entertainment Corp., Term Loan B	3.817%	1-Month LIBOR	2.250%	12/08/23	Ba2	857,986
3,952	McGraw-Hill Education Holdings LLC, Term Loan B	5.573%	1-Month LIBOR	4.000%	5/02/22	B+	3,954,326
4,000	Meredith, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,049,180
618	Nexstar Broadcasting Group, Term Loan	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	622,703
4,908	Nexstar Broadcasting Group, Term Loan B	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	4,944,324
997	Red Ventures, Term Loan B	5.573%	1-Month LIBOR	4.000%	11/08/24	B+	1,010,717
2,922	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B	2,939,436
17,112	Univision Communications, Inc., Term Loan C5	4.323%	1-Month LIBOR	2.750%	3/15/24	BB–	17,148,370
376	Yell Group PLC, Term Loan A2, First Lien	8.413%	3-Month LIBOR	7.000%	9/07/21	N/R	383,778
371	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	976,279
91,929	Total Media						86,353,453

	Metals & Mining – 0.5% (0.3% of Total Investments)

1,492	CanAm Construction, Inc., Term Loan B	7.067%	1-Month LIBOR	5.500%	7/01/24	B	1,513,022
1,658	Zekelman Industries, Term Loan B	4.408%	3-Month LIBOR	2.750%	6/14/21	BB–	1,670,695
3,150	Total Metals & Mining						3,183,717

	Multiline Retail – 1.7% (1.1% of Total Investments)

1,785	Belk, Inc., Term Loan B, First Lien	6.458%	3-Month LIBOR	4.750%	12/12/22	B2	1,542,946
8,010	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	8,095,106
1,382	Hudson’s Bay Company, Term Loan B, First Lien	4.718%	3-Month LIBOR	3.250%	9/30/22	BB	1,340,585
11,177	Total Multiline Retail						10,978,637

	Oil, Gas & Consumable Fuels – 2.9% (1.9% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B	5.772%	3-Month LIBOR	4.000%	10/31/24	B+	1,474,850
1,750	California Resources Corporation, Term Loan	11.936%	1-Month LIBOR	10.375%	12/31/21	B	1,990,625
2,350	California Resources Corporation, Term Loan B	6.306%	1-Month LIBOR	4.750%	12/31/22	B	2,399,468
648	Crestwood Holdings LLC, Term Loan B	9.436%	3-Month LIBOR	8.000%	6/19/19	B–	652,381
301	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%), (5)	5.000%	N/A	N/A	5/13/22	N/R	4,512
1,515	Fieldwood Energy LLC, Term Loan, First Lien	4.568%	3-Month LIBOR	2.875%	10/01/18	B3	1,486,872
1,818	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	1,753,141
828	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Ca	136,609
1,474	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Caa3	966,433
5,270	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	2,457,031
1,461	Peabody Energy Corporation, Term Loan B	5.073%	1-Month LIBOR	3.500%	3/31/22	Ba3	1,482,896

42	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$4,960	Seadrill Partners LLC, Initial Term Loan, (DD1)	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	$4,381,391
62	Southcross Holdings Borrower L.P., Term Loan B, First Lien (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	61,774
23,892	Total Oil, Gas & Consumable Fuels						19,247,983

	Pharmaceuticals – 1.7% (1.1% of Total Investments)

3,937	Concordia Healthcare Corporation, Term Loan B, First Lien	5.823%	1-Month LIBOR	4.250%	10/21/21	Caa2	3,408,342
7,923	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.387%	1-Month LIBOR	2.750%	8/18/22	Ba3	7,988,613
81	Valeant Pharmaceuticals International, Inc., Term Loan B	5.060%	1-Month LIBOR	3.500%	4/01/22	BB–	82,640
11,941	Total Pharmaceuticals						11,479,595

	Professional Services – 1.9% (1.2% of Total Investments)

1,536	Ceridian Corporation, Term Loan B2	5.067%	1-Month LIBOR	3.500%	9/15/20	Ba3	1,547,950
7,673	Formula One Group, Term Loan B	4.074%	1-Month LIBOR	2.500%	2/01/24	B+	7,717,445
2,977	Nielsen Finance LLC, Term Loan B4	3.553%	1-Month LIBOR	2.000%	10/04/23	BBB–	3,000,591
12,186	Total Professional Services						12,265,986

	Real Estate Management & Development – 1.3% (0.8% of Total Investments)

4,406	Capital Automotive LP, Term Loan, First Lien	4.073%	1-Month LIBOR	2.500%	3/25/24	B1	4,439,072
3,664	Capital Automotive LP, Term Loan, Second Lien	7.573%	1-Month LIBOR	6.000%	3/24/25	B3	3,755,858
8,070	Total Real Estate Management & Development						8,194,930

	Road & Rail – 0.3% (0.2% of Total Investments)

1,960	Quality Distribution, Incremental Term Loan, First Lien	7.193%	3-Month LIBOR	5.500%	8/18/22	B2	1,984,500

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

1,419	Cypress Semiconductor Corp, Term Loan B	4.320%	1-Month LIBOR	2.750%	7/05/21	BB	1,438,282
2,140	Lumileds, Term Loan B	5.074%	1-Month LIBOR	4.500%	6/30/24	Ba3	2,164,481
1,724	Micron Technology, Inc., Term Loan B	3.580%	1-Month LIBOR	2.000%	4/26/22	Baa2	1,740,091
2,080	Microsemi Corporation, Term Loan B	3.561%	1-Month LIBOR	2.000%	1/15/23	BB	2,097,383
2,146	On Semiconductor Corp., Term Loan B	3.573%	1-Month LIBOR	2.000%	3/31/23	Ba1	2,164,625
9,509	Total Semiconductors & Semiconductor Equipment						9,604,862

	Software – 11.6% (7.3% of Total Investments)

5,600	Avaya Inc., Term Loan, First Lien	6.309%	1-Month LIBOR	4.750%	12/15/24	B	5,636,148
2,452	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	6/30/21	B1	2,410,992
7,359	BMC Software, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	9/10/22	B+	7,407,942
5,403	Compuware Corporation, Term Loan B3	5.550%	2-Month LIBOR	4.250%	12/15/21	N/R	5,402,716
295	Compuware Corporation, Term Loan, Second Lien	9.820%	1-Month LIBOR	8.250%	12/15/22	B–	295,498
3,651	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	3,676,572
11,101	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	B1	11,173,189
2,524	Informatica, Term Loan B	4.943%	3-Month LIBOR	3.250%	8/05/22	B	2,539,987
1,485	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	1,501,564
4,360	McAfee Holdings International, Inc., Term Loan, First Lien	6.067%	1-Month LIBOR	4.500%	9/30/24	B1	4,408,957
1,000	McAfee Holdings International, Inc., Term Loan, Second Lien	10.067%	1-Month LIBOR	8.500%	9/29/25	B–	1,009,165
1,161	Micro Focus International PLC, New Term Loan	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	1,168,297
7,839	Micro Focus International PLC, Term Loan B	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	7,889,798

NUVEEN	43

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$5,490	Micro Focus International PLC, Term Loan B2	4.073%	1-Month LIBOR	2.500%	11/19/21	BB–	$5,527,801
893	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	CCC+	901,773
75	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (20)	4.814%	3-Month LIBOR	3.250%	11/29/24	B1	75,103
925	Mitchell International, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	11/29/24	B1	931,272
1,000	Mitchell International, Inc., Initial Term Loan, Second Lien	8.943%	3-Month LIBOR	7.250%	12/01/25	CCC	1,013,750
1,980	RP Crown Parent, LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	10/15/23	B1	1,997,117
1,671	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B1	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	1,682,744
26	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B2	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	26,138
8,720	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	8,785,765
741	Vertafore, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	6/30/23	B	749,698
75,751	Total Software						76,211,986

	Specialty Retail – 1.6% (1.0% of Total Investments)

3,434	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien	8.029%	3-Month LIBOR	6.500%	1/13/22	CCC+	3,368,320
682	Neiman Marcus Group, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	587,297
6,448	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B1	4,912,042
1,735	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.570%	1-Month LIBOR	3.000%	3/11/22	B1	1,412,407
12,299	Total Specialty Retail						10,280,066

	Technology Hardware, Storage & Peripherals – 6.5% (4.1% of Total Investments)

1,297	Conduent, Inc., Term Loan B	4.573%	1-Month LIBOR	3.000%	12/07/23	BB+	1,313,094
16,090	Dell International LLC, Refinancing Term Loan B	3.580%	1-Month LIBOR	2.000%	9/07/23	BBB–	16,172,732
7,604	Dell International LLC, Replacement Term Loan A2	3.330%	1-Month LIBOR	1.750%	9/07/21	BBB–	7,620,364
3,032	Dell International LLC, Replacement Term Loan A3	3.080%	1-Month LIBOR	1.500%	12/31/18	BBB–	3,033,143
1,697	Dell Software Group, Repriced Term Loan B	7.272%	3-Month LIBOR	5.500%	10/31/22	B	1,736,373
12,831	Western Digital U.S., Term Loan B3	3.561%	1-Month LIBOR	2.000%	4/29/23	Baa2	12,939,703
42,551	Total Technology Hardware, Storage & Peripherals						42,815,409

	Trading Companies & Distributors – 0.0% (0.0% of Total Investments)

286	HD Supply Waterworks, Ltd., Term Loan B	4.455%	6-Month LIBOR	3.000%	8/01/24	B+	288,184

	Transportation Infrastructure – 1.9% (1.2% of Total Investments)

9,475	Avolon, Repriced Term Loan B2	3.811%	1-Month LIBOR	2.250%	3/21/22	BBB–	9,471,737
148	Ceva Group PLC, Canadian Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	144,436
859	Ceva Group PLC, Dutch B.V., Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	837,727
846	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	825,326
1,185	Ceva Group PLC, US Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	1,155,486
12,513	Total Transportation Infrastructure						12,434,712

	Wireless Telecommunication Services – 4.6% (2.9% of Total Investments)

4,540	Asurion LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/04/22	Ba3	4,580,176
4,160	Asurion LLC, Term Loan B5	4.573%	1-Month LIBOR	3.000%	11/03/23	Ba3	4,197,870
11,414	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	11,457,750
4,224	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	4/23/19	B	4,216,376
2,315	Syniverse Technologies, Inc., Tranche B, Term Loan	4.573%	1-Month LIBOR	3.000%	4/23/19	B	2,310,179

44	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$3,682	UPC Financing Partnership, Term Loan AR1, First Lien	4.059%	1-Month LIBOR	2.500%	1/15/26	BB	$3,703,643
30,335	Total Wireless Telecommunication Services						30,465,994
$837,003	Total Variable Rate Senior Loan Interests (cost $827,156,745)						819,999,968

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 18.9% (12.0% of Total Investments)

	Diversified Telecommunication Services – 3.5% (2.2% of Total Investments)

$1,667	Intelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	$1,283,590
8,035	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	6,307,475
7,080	IntelSat Jackson Holdings			9.750%	7/15/25	CCC+	6,511,476
1,080	IntelSat Limited			6.750%	6/01/18	CCC–	1,058,400
11,064	IntelSat Limited			7.750%	6/01/21	CCC–	5,003,141
5,260	IntelSat Limited			8.125%	6/01/23	CCC–	2,235,500
750	Level 3 Financing Inc.			5.375%	8/15/22	BB	761,250
34,936	Total Diversified Telecommunication Services						23,160,832

	Equity Real Estate Investment Trusts – 0.7% (0.4% of Total Investments)

4,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A			5.250%	12/01/21	B1	4,382,812

	Health Care Providers & Services – 1.1% (0.7% of Total Investments)

7,000	HCA Inc.			6.500%	2/15/20	BBB–	7,463,750

	Hotels, Restaurants & Leisure – 1.5% (0.9% of Total Investments)

2,000	MGM Resorts International Inc.			5.250%	3/31/20	BB	2,070,000
1,667	Scientific Games Corporation, 144A			7.000%	1/01/22	Ba3	1,758,685
5,500	Scientific Games International Inc.			10.000%	12/01/22	B–	6,015,625
9,167	Total Hotels, Restaurants & Leisure						9,844,310

	Household Durables – 1.0% (0.7% of Total Investments)

6,780	Lennar Corporation			4.125%	12/01/18	BB+	6,847,800

	Media – 3.9% (2.5% of Total Investments)

1,000	CCO Holdings LLC Finance Corporation			5.750%	9/01/23	BB+	1,025,000
200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation			3.579%	7/23/20	BBB–	202,670
11,059	Clear Channel Communications Inc., (5), (8)			12.000%	8/01/21	N/R	—
2,600	Dish DBS Corporation			5.125%	5/01/20	Ba3	2,642,250
2,000	Dish DBS Corporation			5.875%	7/15/22	Ba3	1,990,000
2,500	Dish DBS Corporation			5.875%	11/15/24	Ba3	2,370,312
2,000	Hughes Satellite Systems Corporation			6.500%	6/15/19	BBB–	2,087,580
1,762	iHeartCommunications, Inc., 144A, (5)			11.250%	3/01/21	Caa1	1,233,400
4,812	iHeartCommunications, Inc., (5)			9.000%	12/15/19	Caa1	3,705,240
19,762	iHeartCommunications, Inc. (cash 12.000%, PIK 2.000%), (5)			14.000%	2/01/21	Ca	1,185,703
10,350	iHeartCommunications, Inc., (5)			9.000%	3/01/21	Caa1	7,503,750
1,730	Neptune Finco Corporation, 144A			10.125%	1/15/23	B2	1,951,656
59,775	Total Media						25,897,561

	Oil, Gas & Consumable Fuels – 1.9% (1.2% of Total Investments)

6,905	California Resources Corporation, 144A			8.000%	12/15/22	CCC+	5,778,622
700	Denbury Resources Inc.			6.375%	8/15/21	CCC–	591,500
2,547	Denbury Resources Inc.			9.250%	3/31/22	B	2,610,675
750	EP Energy LLC and Everest Acquisition Finance, Inc.			9.375%	5/01/24	Caa2	635,625
2,487	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread)			8.820%	6/15/20	B+	2,524,305
13,389	Total Oil, Gas & Consumable Fuels						12,140,727

NUVEEN	45

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

$850	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	$80,750

	Semiconductors & Semiconductor Equipment – 0.4% (0.3% of Total Investments)

1,564	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,736,040
930	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	976,500
2,494	Total Semiconductors & Semiconductor Equipment				2,712,540

	Software – 1.9% (1.2% of Total Investments)

210	Avaya Inc., (8)	7.000%	4/01/19	N/R	—
5,150	Avaya Inc., (8)	10.500%	3/01/21	N/R	—
2,000	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC+	2,177,600
5,480	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	5,486,850
753	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	754,883
3,650	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,746,542
17,243	Total Software				12,165,875

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

5,400	Western Digital Corporation, 144A	7.375%	4/01/23	Baa2	5,879,250

	Wireless Telecommunication Services – 2.1% (1.3% of Total Investments)

2,250	Sprint Communications Inc.	7.000%	8/15/20	B+	2,374,700
7,750	Sprint Corporation	7.875%	9/15/23	B+	8,185,938
1,750	Sprint Corporation	7.125%	6/15/24	B+	1,774,062
1,150	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	1,191,688
12,900	Total Wireless Telecommunication Services				13,526,388
$174,184	Total Corporate Bonds (cost $139,926,680)				124,102,595

Shares	Description (1)				Value

	COMMON STOCKS – 2.3% (1.5% of Total Investments)

	Diversified Consumer Services – 0.1% (0.1% of Total Investments)

78,490	Cengage Learning Holdings II LP, (6)				$578,864
9,876,769	Education Management Corporation, (6)				39,507
	Total Diversified Consumer Services				618,371

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

80,413	C&J Energy Services Inc., (6)				2,462,246
75,644	Ocean Rig UDW Inc., (6)				2,036,337
2,712	Vantage Drill International, (6)				596,640
	Total Energy Equipment & Services				5,095,223

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

74,059	Millenium Health LLC, (6)				8,072

	Media – 0.4% (0.3% of Total Investments)

1,441,988	Hibu PLC, (6), (7)				1
26,045	Metro-Goldwyn-Mayer, (6)				2,986,502
45,942	Tribune Media Company				2,297
	Total Media				2,988,800

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

64	Southcross Holdings Borrower LP, (6)				24,000

	Software – 0.9% (0.6% of Total Investments)

282,937	Avaya Holdings Corporation., (6)				5,907,725

46	NUVEEN

Shares	Description (1)				Value

	Specialty Retail – 0.1% (0.0% of Total Investments)

10,908	Gymboree Corporation, (6), (8)				$154,826
29,698	Gymboree Corporation, (6)				504,866
	Total Specialty Retail				659,692
	Total Common Stocks (cost $22,291,965)				15,301,883

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 2.0% (1.3% of Total Investments)

$1,200	Bristol Park CLO Limited, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread)	8.972%	4/15/29	Ba3	$1,257,079
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A.	6.984%	1/18/29	BB–	505,502
1,200	Dryden Senior Loan Fund, Series 2017-50A, (3-Month LIBOR reference rate + 6.260% spread)	7.980%	7/15/30	Ba3	1,223,441
1,250	Gilbert Park CLO LTD, Series 2017-1A	7.765%	10/15/30	Ba3	1,273,799
2,750	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, (3-Month LIBOR reference rate + 5.500% spread)	7.245%	4/20/26	Ba3	2,755,885
1,500	Madison Park Funding Limited, Series 2012-10A, (3-Month LIBOR reference rate + 7.620% spread)	9.365%	1/20/29	BB	1,566,125
500	North End CLO Limited, Loan Pool, 144A, (3-Month LIBOR reference rate + 4.600% spread)	6.331%	7/17/25	BB	496,322
3,000	Octagon Investment Partners, Series 2015-1A, (3-Month LIBOR reference rate + 5.850% spread)	7.595%	10/20/26	N/R	3,010,320
1,250	OZLM Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 7.300% spread)	8.678%	10/30/27	BB	1,265,486
13,150	Total Asset-Backed Securities (cost $12,727,060)				13,353,959

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 1.7% (1.1% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,099,893
968,586	Eaton Vance Senior Income Trust				6,295,809
	Total Investment Companies (cost $11,981,509)				11,395,702

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$850	Nortel Networks Limited, (5)	1.750%	4/15/12	N/R	$40,375
$850	Total Convertible Bonds (cost $33,724)				40,375

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

21,002	Avaya Holdings Corp., (8)				$22,541
	Total Warrants (cost $1,915,310)				22,541

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

10,989	Education Management Corporation, (8)	7.500%		N/R	$1
	Total $25 Par (or similar) Retail Preferred (cost $26,686)				1
	Total Long-Term Investments (cost $1,016,059,679)				984,217,024

NUVEEN	47

JFR	Nuveen Floating Rate Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 8.1% (5.1% of Total Investments)

	INVESTMENT COMPANIES – 8.1% (5.1% of Total Investments)

53,431,081	BlackRock Liquidity Funds T-Fund Portfolio, (9)	$53,431,081
	Total Short-Term Investments (cost $53,431,081)	53,431,081
	Total Investments (cost $1,069,490,760) – 157.8%	1,037,648,105
	Borrowings – (38.7)% (10), (11)	(254,300,000)
	Term Preferred Shares, net of deferred offering costs – (18.8)% (12)	(123,910,823)
	Other Assets Less Liabilities – (0.3)% (13)	(2,026,798)
	Net Assets Applicable to Common Shares – 100%	$657,410,484

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$10,200,000	Pay	1-Month LIBOR	1.750	%(14)	Monthly	12/01/19	(15)	$(34,137)	$(34,137)
Morgan Stanley Capital Services LLC	25,000,000	Pay	1-Month LIBOR	2.700	(16)	Monthly	1/01/22	(17)	(272,445)	(272,445)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	5.750		Monthly	6/01/24	(18)	3,187	3,187
Morgan Stanley Capital Services LLC	55,000,000	Pay	1-Month LIBOR	4.000		Monthly	1/01/27	(19)	(1,169,184)	(1,169,184)
Total	$125,200,000								$(1,472,579)	$(1,472,579)
Total unrealized appreciation on interest rate swaps										$3,187
Total unrealized depreciation on interest rate swaps										$(1,475,766)

48	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 24.5%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.9%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(14)	Effective June 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on December 1, 2017 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective April 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every three months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	This interest rate swap has an optional early termination date beginning on June 1, 2020 and monthly thereafter through the termination date as specified in the swap contract.

(19)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(20)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 8 – Senior Loan Commitments for more information.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NUVEEN	49

JRO

Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 149.0% (95.1% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 125.9% (80.4% of Total Investments) (2)

	Aerospace & Defense – 2.7% (1.7% of Total Investments)

$5,738	Sequa Corporation, Term Loan B	6.549%	3-Month LIBOR	5.000%	11/28/21	B	$5,830,865
1,985	Sequa Corporation, Term Loan, Second Lien	10.753%	3-Month LIBOR	9.000%	4/26/22	CCC	2,029,312
3,325	Transdigm Inc., Term Loan E	4.323%	1-Month LIBOR	2.750%	5/14/22	Ba2	3,358,634
739	Transdigm, Inc., Term Loan F	4.365%	1-Month LIBOR	2.750%	6/09/23	Ba2	746,453
401	Transdigm, Inc., Term Loan G	4.666%	1-Month LIBOR	3.000%	8/22/24	Ba2	404,775
12,188	Total Aerospace & Defense						12,370,039

	Air Freight & Logistics – 0.6% (0.4% of Total Investments)

1,133	PAE Holding Corporation, Term Loan B	7.124%	2-Month LIBOR	5.500%	10/20/22	B+	1,142,101
1,444	XPO Logistics, Inc., Refinanced Term Loan	3.958%	3-Month LIBOR	2.250%	11/01/21	BB+	1,457,351
2,577	Total Air Freight & Logistics						2,599,452

	Airlines – 1.9% (1.2% of Total Investments)

2,394	American Airlines, Inc., Replacement Term Loan	3.567%	1-Month LIBOR	2.000%	6/27/20	BB+	2,405,875
2,732	American Airlines, Inc., Replacement Term Loan	3.554%	1-Month LIBOR	2.000%	10/10/21	BB+	2,745,496
3,623	American Airlines, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	12/14/23	BB+	3,639,995
8,749	Total Airlines						8,791,366

	Auto Components – 0.7% (0.4% of Total Investments)

998	DexKo Global, Inc., Term Loan B	5.241%	3-Month LIBOR	3.500%	7/24/24	B	1,012,153
551	Horizon Global Corporation, Term Loan B	6.073%	1-Month LIBOR	4.500%	6/30/21	B1	554,246
1,492	Superior Industries International, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	5/22/24	B1	1,522,130
3,041	Total Auto Components						3,088,529

	Automobiles – 1.0% (0.6% of Total Investments)

4,588	Chrysler Group LLC, Term Loan	3.570%	1-Month LIBOR	2.000%	12/31/18	BBB–	4,604,837
138	DexKo Global, Inc., Term Loan B, (21)	4.155%	3-Month LIBOR	3.500%	7/24/24	B	138,188
4,726	Total Automobiles						4,743,025

	Biotechnology – 0.9% (0.6% of Total Investments)

3,970	Grifols, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	1/31/25	BB	3,999,160

	Building Products – 1.5% (1.0% of Total Investments)

7,030	Quikrete Holdings, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	11/15/23	N/R	7,077,325

	Capital Markets – 0.3% (0.2% of Total Investments)

1,476	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	1,488,093

	Chemicals – 0.7% (0.4% of Total Investments)

897	Ineos US Finance LLC, Term Loan	3.573%	1-Month LIBOR	2.000%	4/01/24	BBB–	902,501
1,521	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,549,899
744	Univar, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	7/01/24	BB	752,440
3,162	Total Chemicals						3,204,840

	Commercial Services & Supplies – 4.3% (2.7% of Total Investments)

735	ADS Waste Holdings, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	11/10/23	BB+	741,025
990	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.696%	2-Month LIBOR	4.000%	10/19/23	B–	994,024

50	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,000	Fort Dearborn Holding Company, Inc., Term Loan, Second Lien	10.197%	3-Month LIBOR	8.500%	10/07/24	CCC	$980,000
3,133	iQor US, Inc., Term Loan, First Lien	6.695%	3-Month LIBOR	5.000%	4/01/21	B	3,140,365
333	iQor US, Inc., Term Loan, Second Lien	10.445%	3-Month LIBOR	8.750%	4/01/22	CCC+	323,333
964	KAR Auction Services, Inc., Term Loan B5	4.250%	3-Month LIBOR	2.500%	3/09/23	Ba2	975,901
1,042	LSC Communications, Refinancing Term Loan	7.067%	1-Month LIBOR	5.500%	9/30/22	Ba3	1,048,833
2,962	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	2,972,869
2,270	Protection One, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	5/02/22	BB–	2,293,421
2,105	Skillsoft Corporation, Initial Term Loan, First Lien	6.323%	1-Month LIBOR	4.750%	4/28/21	B–	2,065,796
1,474	Universal Services of America, Initial Term Loan, First Lien	5.443%	3-Month LIBOR	3.750%	7/28/22	B+	1,461,776
1,750	Universal Services of America, Term Loan, Second Lien	10.272%	3-Month LIBOR	8.500%	7/28/23	B–	1,741,250
1,135	West Corporation, Term Loan B	5.573%	1-Month LIBOR	4.000%	10/10/24	BB+	1,149,239
19,893	Total Commercial Services & Supplies						19,887,832

	Communications Equipment – 0.7% (0.5% of Total Investments)

1,185	Colorado Buyer, Inc., Term Loan, First Lien	4.380%	3-Month LIBOR	3.000%	5/01/24	Ba3	1,195,099
583	Colorado Buyer, Inc., Term Loan, Second Lien	8.630%	3-Month LIBOR	7.250%	5/01/25	B3	590,444
1,496	Mitel US Holdings, Inc., Incremental Term Loan	5.404%	2-Month LIBOR	3.750%	9/25/23	B+	1,516,352
3,264	Total Communications Equipment						3,301,895

	Construction & Engineering – 0.4% (0.3% of Total Investments)

1,822	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/21/24	B+	1,847,815

	Containers & Packaging – 0.5% (0.3% of Total Investments)

1,116	Berry Global, Inc., Term Loan M	3.816%	1-Month LIBOR	2.250%	10/01/22	Ba2	1,125,846
992	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	2/05/23	B+	1,001,220
2,108	Total Containers & Packaging						2,127,066

	Distributors – 0.2% (0.1% of Total Investments)

971	American Seafoods Group LLC, Term Loan B	4.700%	3-Month LIBOR	3.250%	8/21/23	N/R	976,299

	Diversified Consumer Services – 2.3% (1.4% of Total Investments)

4,967	Cengage Learning Acquisitions, Inc., Term Loan B	5.809%	1-Month LIBOR	4.250%	6/07/23	B	4,838,082
220	Education Management LLC, Tranche A, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	60,549
496	Education Management LLC, Tranche B, Term Loan, (5)	0.000%	N/A	N/A	7/02/20	N/R	7,748
3,413	Houghton Mifflin, Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	5/28/21	B+	3,224,904
1,354	Laureate Education, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	4/26/24	B+	1,366,899
940	Vertiv Co., New Term Loan B	5.568%	1-Month LIBOR	4.000%	11/30/23	Ba3	951,654
11,390	Total Diversified Consumer Services						10,449,836

	Diversified Financial Services – 1.9% (1.2% of Total Investments)

2,744	Citco III Limited, Term Loan	4.573%	1-Month LIBOR	3.000%	3/31/22	N/R	2,771,078
1,160	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	1,175,165
1,463	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B2	1,471,044
3,088	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	3,110,512
235	Vizient, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	2/13/23	BB–	238,309
8,690	Total Diversified Financial Services						8,766,108

NUVEEN	51

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services – 8.6% (5.5% of Total Investments)

$1,500	CenturyLink, Inc., Initial Term Loan A, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	$1,494,562
7,304	CenturyLink, Inc., Term Loan B	4.317%	1-Month LIBOR	2.750%	1/31/25	BBB–	7,205,569
987	DTI Holdings, Inc., Term Loan B, First Lien	7.022%	2-Month LIBOR	5.250%	10/02/23	B	997,069
4,481	Frontier Communications Corporation, Term Loan B	5.330%	1-Month LIBOR	3.750%	1/14/20	BB+	4,401,814
2,970	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	2,996,078
2,502	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	2,486,947
383	Intelsat Jackson Holdings, S.A., Term Loan B4	6.195%	3-Month LIBOR	4.500%	1/02/24	B1	389,278
614	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	618,550
3,193	Level 3 Financing, Inc., Tranche B, Term Loan	3.696%	3-Month LIBOR	2.250%	2/22/24	BBB–	3,210,466
567	Presidio, Inc., Term Loan B	4.443%	1-Month LIBOR	2.750%	2/02/24	B+	571,342
5,786	WideOpenWest Finance LLC, Term Loan B	4.811%	1-Month LIBOR	3.250%	8/18/23	B	5,797,045
891	Windstream Corporation, Term Loan B6	5.560%	1-Month LIBOR	4.000%	3/29/21	BB	847,512
9,000	Ziggo B.V., Term Loan E	4.059%	1-Month LIBOR	2.500%	4/15/25	BB+	9,005,625
40,178	Total Diversified Telecommunication Services						40,021,857

	Electrical Equipment – 0.6% (0.4% of Total Investments)

902	TTM Technologies, Term Loan B	4.073%	1-Month LIBOR	2.500%	9/28/24	BB+	906,511
1,840	Zebra Technologies Corporation, Term Loan B	3.753%	3-Month LIBOR	2.000%	10/24/21	BB	1,854,564
2,742	Total Electrical Equipment						2,761,075

	Electric Utilities – 1.5% (0.9% of Total Investments)

667	EFS Cogen Holdings LLC, Term Loan B	4.950%	3-Month LIBOR	3.250%	6/28/23	BB	674,708
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.567%	1-Month LIBOR	3.000%	6/30/18	N/R	2,632,453
694	Helix Generation, Term Loan B	5.443%	3-Month LIBOR	3.750%	6/03/24	BB	701,042
2,418	Vistra Operations Co., Term Loan B	4.064%	1-Month LIBOR	2.500%	8/04/23	N/R	2,439,807
429	Vistra Operations Co., Term Loan C	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	432,360
6,828	Total Electric Utilities						6,880,370

	Energy Equipment & Services – 0.6% (0.4% of Total Investments)

2,110	Diversey, Inc., Term Loan B	4.654%	2-Month LIBOR	3.000%	9/06/24	B1	2,106,487
693	Dynamic Energy Services International LLC, Term Loan, (cash 13.383%, PIK 1.500%)	14.883%	3-Month LIBOR	13.500%	3/06/18	N/R	246,042
332	Ocean Rig UDW Inc., Term Loan	8.000%	N/A	N/A	9/20/24	B	337,344
3,135	Total Energy Equipment & Services						2,689,873

	Equity Real Estate Investment Trusts – 2.3% (1.5% of Total Investments)

4,640	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.573%	1-Month LIBOR	3.000%	10/24/22	BB+	4,481,052
1,267	Realogy Group LLC, Term Loan B	3.829%	1-Month LIBOR	2.250%	1/26/25	BB+	1,278,560
5,115	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	5.323%	1-Month LIBOR	3.750%	12/18/20	B–	5,101,222
11,022	Total Equity Real Estate Investment Trusts						10,860,834

	Food & Staples Retailing – 4.3% (2.8% of Total Investments)

16,881	Albertson’s LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/25/21	Ba2	16,810,923
1,331	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	Ba2	1,325,251
1,111	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	1,112,500
886	Save-A-Lot, Term Loan B	7.573%	1-Month LIBOR	6.000%	12/05/23	B2	768,760
20,209	Total Food & Staples Retailing						20,017,434

52	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Food Products – 3.9% (2.5% of Total Investments)

$1,447	Hearthside Group Holdings LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	6/02/21	B1	$1,458,812
3,437	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	3,469,075
2,343	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BBB–	2,343,010
1,923	Pinnacle Foods Finance LLC, Term Loan B	3.564%	1-Month LIBOR	2.000%	2/02/24	BB+	1,942,016
8,896	US Foods, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	6/27/23	BBB–	8,997,808
18,046	Total Food Products						18,210,721

	Health Care Equipment & Supplies – 1.5% (1.0% of Total Investments)

832	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	834,677
868	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	878,075
1,249	Greatbatch, New Term Loan B	4.810%	1-Month LIBOR	3.250%	10/27/22	B+	1,262,659
1,861	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	1,870,056
2,240	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	2,224,533
7,050	Total Health Care Equipment & Supplies						7,070,000

	Health Care Providers & Services – 5.3% (3.4% of Total Investments)

2,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,533,438
2,288	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.675%	3-Month LIBOR	4.000%	4/28/22	B1	2,311,005
828	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	819,409
1,476	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	1,451,354
1,424	Concentra, Inc., Term Loan B	4.530%	3-Month LIBOR	3.000%	6/01/22	B1	1,440,147
1,680	Envision Healthcare Corporation, Term Loan B, First Lien	4.580%	1-Month LIBOR	3.000%	12/01/23	BB–	1,689,338
1,585	HCA, Inc., Term Loan A5	3.073%	1-Month LIBOR	1.500%	6/10/20	BBB–	1,589,342
1,990	HCA, Inc., Term Loan B9	3.573%	1-Month LIBOR	2.000%	3/18/23	BBB–	2,007,805
1,140	Healogics, Inc., Term Loan, First Lien	5.750%	3-Month LIBOR	4.250%	7/01/21	B–	1,010,730
1,950	Heartland Dental Care, Inc., Term Loan, First Lien	6.450%	3-Month LIBOR	4.750%	7/31/23	B2	1,985,451
1,500	Heartland Dental Care, Inc., Term Loan, Second Lien	10.070%	1-Month LIBOR	8.500%	7/31/24	CCC	1,521,570
2,710	Millennium Laboratories, Inc., Term Loan B, First Lien	8.073%	1-Month LIBOR	6.500%	12/21/20	CCC+	1,087,413
1,321	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	1,331,236
1,250	PharMerica, Term Loan, First Lien	5.055%	1-Month LIBOR	3.500%	12/06/24	B	1,264,450
338	Quorum Health Corp., Term Loan B	8.323%	1-Month LIBOR	6.750%	4/29/22	B2	346,013
2,414	Select Medical Corporation, Tranche B, Term Loan	5.210%	2-Month LIBOR	3.500%	3/01/21	Ba2	2,440,958
26,394	Total Health Care Providers & Services						24,829,659

	Health Care Technology – 1.6% (1.0% of Total Investments)

1,799	Catalent Pharma Solutions, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	5/20/24	N/R	1,813,015
4,962	Emdeon, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	3/01/24	Ba3	4,999,719
673	Press Ganey Holdings, Inc., Term Loan, Second Lien	8.073%	1-Month LIBOR	6.500%	10/21/24	CCC+	685,946
7,434	Total Health Care Technology						7,498,680

	Hotels, Restaurants & Leisure – 10.7% (6.8% of Total Investments)

1,000	Aramark Corporation, Term Loan B1	3.573%	1-Month LIBOR	2.000%	3/11/25	BBB–	1,009,790
750	Arby’s Restaurant Group, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	761,018
14,867	Burger King Corporation, Term Loan B3	3.870%	1-Month LIBOR	2.250%	2/16/24	Ba3	14,970,877
3,955	Caesars Entertainment Operating Company, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	10/07/24	BB	3,985,780

NUVEEN	53

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Hotels, Restaurants & Leisure (continued)

$3,000	Caesars Resort Collection, Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	12/23/24	BB	$3,039,195
1,710	CCM Merger, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	8/09/21	BB	1,727,094
3,290	CityCenter Holdings LLC, Term Loan B	4.073%	1-Month LIBOR	2.500%	4/18/24	BB–	3,320,637
5,878	Hilton Hotels Corporation, Term Loan B2	3.561%	1-Month LIBOR	2.000%	10/25/23	BBB–	5,927,703
2,958	Intrawest Resorts Holdings, Inc., Term Loan B1	4.823%	1-Month LIBOR	3.250%	7/31/24	B	2,986,231
1,707	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	1,722,015
2,270	MGM Growth Properties, Term Loan B	3.823%	1-Month LIBOR	2.250%	4/25/23	N/R	2,289,151
5,050	Scientific Games Corporation, Term Loan B4	4.823%	1-Month LIBOR	3.250%	8/14/24	B+	5,089,545
2,603	Station Casino LLC, Term Loan B	4.070%	1-Month LIBOR	2.500%	6/08/23	BB–	2,620,518
49,038	Total Hotels, Restaurants & Leisure						49,449,554

	Household Products – 0.8% (0.5% of Total Investments)

3,180	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.073%	1-Month LIBOR	3.500%	11/16/20	B3	2,524,670
1,193	Serta Simmons Holdings LLC, Term Loan, First Lien	5.130%	3-Month LIBOR	3.500%	11/08/23	B	1,171,568
4,373	Total Household Products						3,696,238

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

944	Dynegy, Inc., Tranche Term Loan C2	4.311%	1-Month LIBOR	2.750%	2/07/24	Ba3	954,604

	Industrial Conglomerates – 1.3% (0.9% of Total Investments)

2,007	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.996%	2-Month LIBOR	4.250%	6/16/24	B	2,034,582
1,000	Education Advisory Board, Term Loan, First Lien	5.484%	3-Month LIBOR	3.750%	11/15/24	B2	1,008,130
1,737	Foresight Energy LLC, Term Loan, First Lien	7.443%	3-Month LIBOR	5.750%	3/28/22	B+	1,684,986
935	Robertshaw US Holding Corp., Term Loan, First Lien	6.125%	2-Month LIBOR	4.500%	8/02/24	B1	943,339
500	Robertshaw US Holding Corp., Term Loan, Second Lien	10.563%	1-Month LIBOR	9.000%	2/04/25	CCC+	507,500
6,179	Total Industrial Conglomerates						6,178,537

	Insurance – 1.7% (1.1% of Total Investments)

744	Acrisure LLC, Term Loan B	5.991%	3-Month LIBOR	4.250%	11/22/23	B	758,342
3,247	Alliant Holdings I LLC, Term Loan B	4.817%	1-Month LIBOR	3.250%	8/14/22	B	3,275,432
4,013	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	4,046,103
8,004	Total Insurance						8,079,877

	Internet and Direct Marketing Retail – 0.5% (0.3% of Total Investments)

2,267	Travelport LLC, Term Loan B	4.166%	3-Month LIBOR	2.750%	8/31/21	B2	2,278,813

	Internet Software & Services – 1.9% (1.2% of Total Investments)

1,474	Ancestry.com, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	10/19/23	B	1,487,574
1,143	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB+	1,154,673
3,660	Sabre, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	2/22/24	Ba2	3,690,002
1,913	SkillSoft Corporation, Term Loan, Second Lien	9.823%	1-Month LIBOR	8.250%	4/28/22	CCC	1,731,926
881	TierPoint LLC, Term Loan, First Lien	5.323%	1-Month LIBOR	3.750%	5/05/24	BB	887,426
9,071	Total Internet Software & Services						8,951,601

	IT Services – 4.5% (2.8% of Total Investments)

931	Computer Sciences Government Services, Term Loan B	3.693%	3-Month LIBOR	2.000%	11/30/23	BBB	937,666
1,000	DigiCert, Term Loan, First Lien	6.522%	3-Month LIBOR	4.750%	10/31/24	BB+	1,018,000

54	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$989	Engility Corporation, Term Loan B2	4.823%	1-Month LIBOR	3.250%	8/11/23	BB–	$1,000,794
1,832	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	7/10/22	BB+	1,847,024
7,170	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	4/26/24	BB+	7,229,658
1,222	Gartner, Inc., Term Loan A	3.573%	1-Month LIBOR	2.000%	3/21/22	N/R	1,226,216
744	Gartner, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	4/05/24	BB+	751,819
2,500	Optiv Security, Inc., Term Loan, Second Lien	8.625%	3-Month LIBOR	7.250%	1/31/25	Caa1	2,297,925
584	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	588,069
52	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	53,009
1,741	Tempo Acquisition LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	5/01/24	B1	1,751,776
1,000	Vantiv, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	8/07/24	BBB–	1,007,985
985	WEX, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	7/01/23	BB–	998,233
20,750	Total IT Services						20,708,174

	Leisure Products – 1.3% (0.9% of Total Investments)

1,543	24 Hour Fitness Worldwide, Inc., Term Loan B	5.443%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,558,401
961	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	776,684
1,835	Equinox Holdings, Inc., Term Loan B1	4.573%	1-Month LIBOR	3.000%	3/08/24	B+	1,856,660
990	Four Seasons Holdings, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	11/30/23	N/R	1,000,316
1,000	Zodiac Pool Solutions LLC, Term Loan, Second Lien	10.693%	3-Month LIBOR	9.000%	12/20/24	CCC+	1,016,250
6,329	Total Leisure Products						6,208,311

	Life Sciences Tools & Services – 0.3% (0.2% of Total Investments)

566	Inventiv Health, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	8/01/24	Ba2	569,876
998	Parexel International Corp., Term Loan B	4.323%	1-Month LIBOR	2.750%	9/27/24	B1	1,006,103
1,564	Total Life Sciences Tools & Services						1,575,979

	Machinery – 1.1% (0.7% of Total Investments)

2,402	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	2,417,281
1,053	Gates Global LLC, Term Loan B	4.693%	3-Month LIBOR	2.750%	4/01/24	B+	1,062,179
1,000	Navistar, Inc., Tranche B, Term Loan	5.060%	1-Month LIBOR	3.500%	11/06/24	Ba3	1,010,420
415	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	8/21/24	BB+	418,453
4,870	Total Machinery						4,908,333

	Marine – 0.1% (0.1% of Total Investments)

912	American Commercial Lines LLC, Term Loan B, First Lien	10.323%	1-Month LIBOR	8.750%	11/12/20	CCC+	550,210

	Media – 12.8% (8.2% of Total Investments)

1,154	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.017%	2-Month LIBOR	3.250%	7/23/21	B1	1,142,296
1,489	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	1,543,648
4,658	Catalina Marketing Corporation, Term Loan, First Lien	5.073%	1-Month LIBOR	3.500%	4/09/21	B1	3,780,857
1,500	Catalina Marketing Corporation, Term Loan, Second Lien	8.323%	1-Month LIBOR	6.750%	4/11/22	Caa1	627,375
5,404	Cequel Communications LLC, Term Loan B	3.823%	1-Month LIBOR	2.250%	7/28/25	BB	5,422,125
3,940	Charter Communications Operating Holdings LLC, Term Loan B	3.580%	1-Month LIBOR	2.000%	4/30/25	BBB–	3,968,013
3,560	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	2,738,948
3,696	Clear Channel Communications, Inc., Term Loan E, (5)	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	2,834,086
1,500	CSC Holdings LLC, Term Loan B	4.139%	3-Month LIBOR	2.500%	1/12/26	BB–	1,513,133
8,848	Cumulus Media, Inc., Term Loan B, (5)	4.830%	1-Month LIBOR	3.250%	12/23/20	N/R	7,646,638
1,596	Getty Images, Inc., Term Loan B, First Lien	5.193%	3-Month LIBOR	3.500%	10/18/19	B3	1,518,170

NUVEEN	55

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$591	Gray Television, Inc., Term Loan B2	3.814%	1-Month LIBOR	2.250%	2/07/24	BB	$595,693
1,930	IMG Worldwide, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	5/06/21	B+	1,946,109
636	Lions Gate Entertainment Corp., Term Loan B	3.817%	1-Month LIBOR	2.250%	12/08/23	Ba2	643,489
5,181	McGraw-Hill Education Holdings LLC, Term Loan B	5.573%	1-Month LIBOR	4.000%	5/02/22	BB+	5,183,036
2,333	Meredith, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,362,022
458	Nexstar Broadcasting Group, Term Loan	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	461,451
3,637	Nexstar Broadcasting Group, Term Loan B	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	3,663,958
748	Red Ventures, Term Loan B	5.573%	1-Month LIBOR	4.000%	11/08/24	B+	758,038
1,948	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B	1,959,624
8,184	Univision Communications, Inc., Term Loan C5	4.323%	1-Month LIBOR	2.750%	3/15/24	BB–	8,201,394
251	Yell Group PLC, Term Loan A2, First Lien	8.413%	3-Month LIBOR	7.000%	9/07/21	N/R	256,383
248	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	652,203
63,490	Total Media						59,418,689

	Metals & Mining – 0.6% (0.4% of Total Investments)

1,244	CanAm Construction, Inc., Term Loan B	7.067%	1-Month LIBOR	5.500%	7/01/24	B	1,260,852
1,381	Zekelman Industries, Term Loan B	4.408%	3-Month LIBOR	2.750%	6/14/21	BB–	1,392,246
2,625	Total Metals & Mining						2,653,098

	Multiline Retail – 1.6% (1.1% of Total Investments)

1,190	Belk, Inc., Term Loan B, First Lien	6.458%	3-Month LIBOR	4.750%	12/12/22	B2	1,028,631
5,650	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	5,710,031
922	Hudson’s Bay Company, Term Loan B, First Lien	4.718%	3-Month LIBOR	3.250%	9/30/22	N/R	893,724
7,762	Total Multiline Retail						7,632,386

	Oil, Gas & Consumable Fuels – 3.3% (2.1% of Total Investments)

1,455	BCP Renaissance Parent, Term Loan B	5.772%	3-Month LIBOR	4.000%	10/31/24	BB–	1,474,850
1,250	California Resources Corporation, Term Loan	11.936%	1-Month LIBOR	10.375%	12/31/21	B	1,421,875
1,400	California Resources Corporation, Term Loan B	6.306%	1-Month LIBOR	4.750%	12/31/22	B	1,429,470
657	Crestwood Holdings LLC, Term Loan B	9.436%	3-Month LIBOR	8.000%	6/19/19	B–	661,033
241	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%), (5)	5.000%	N/A	N/A	5/13/22	N/R	3,609
903	Fieldwood Energy LLC, Term Loan, First Lien	4.568%	3-Month LIBOR	2.875%	10/01/18	D	886,492
1,648	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	D	1,588,548
854	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	D	140,951
2,109	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	D	1,383,290
3,391	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	1,580,999
1,215	Peabody Energy Corporation, Term Loan B	5.073%	1-Month LIBOR	3.500%	3/31/22	N/R	1,233,318
3,953	Seadrill Partners LLC, Initial Term Loan, (DD1)	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	3,491,539
45	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.000%)	3.500%	N/A	N/A	4/13/23	CCC+	44,124
19,121	Total Oil, Gas & Consumable Fuels						15,340,098

	Pharmaceuticals – 1.4% (0.9% of Total Investments)

2,362	Concordia Healthcare Corporation, Term Loan B, First Lien	5.823%	1-Month LIBOR	4.250%	10/21/21	Caa2	2,045,006
4,397	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.387%	1-Month LIBOR	2.750%	8/18/22	Ba3	4,433,023

56	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$44	Valeant Pharmaceuticals International, Inc., Term Loan B	5.060%	1-Month LIBOR	3.500%	4/01/22	N/R	$44,424
6,803	Total Pharmaceuticals						6,522,453

	Professional Services – 1.8% (1.1% of Total Investments)

618	Ceridian Corporation, Term Loan B2	5.067%	1-Month LIBOR	3.500%	9/15/20	Ba3	622,840
5,496	Formula One Group, Term Loan B	4.074%	1-Month LIBOR	2.500%	2/01/24	B+	5,527,335
1,985	Nielsen Finance LLC, Term Loan B4	3.553%	1-Month LIBOR	2.000%	10/04/23	BBB–	2,000,394
8,099	Total Professional Services						8,150,569

	Real Estate Management & Development – 1.0% (0.6% of Total Investments)

2,028	Capital Automotive LP, Term Loan, First Lien	4.073%	1-Month LIBOR	2.500%	3/25/24	B1	2,043,680
2,443	Capital Automotive LP, Term Loan, Second Lien	7.573%	1-Month LIBOR	6.000%	3/24/25	CCC+	2,503,906
4,471	Total Real Estate Management & Development						4,547,586

	Road & Rail – 0.3% (0.2% of Total Investments)

1,470	Quality Distribution, Incremental Term Loan, First Lien	7.193%	3-Month LIBOR	5.500%	8/18/22	N/R	1,488,375

	Semiconductors & Semiconductor Equipment – 1.4% (0.9% of Total Investments)

1,064	Cypress Semiconductor Corp, Term Loan B	4.320%	1-Month LIBOR	2.750%	7/05/21	BB	1,078,711
1,284	Lumileds, Term Loan B	5.074%	1-Month LIBOR	4.500%	6/30/24	Ba3	1,298,689
1,231	Micron Technology, Inc., Term Loan B	3.580%	1-Month LIBOR	2.000%	4/26/22	Baa2	1,242,922
1,387	Microsemi Corporation, Term Loan B	3.561%	1-Month LIBOR	2.000%	1/15/23	BB	1,398,255
1,515	On Semiconductor Corp., Term Loan B	3.573%	1-Month LIBOR	2.000%	3/31/23	Ba1	1,527,971
6,481	Total Semiconductors & Semiconductor Equipment						6,546,548

	Software – 13.1% (8.4% of Total Investments)

4,600	Avaya Inc., Term Loan, First Lien	6.309%	1-Month LIBOR	4.750%	12/15/24	B+	4,629,693
1,911	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	6/30/21	B1	1,879,090
5,695	BMC Software, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	9/10/22	B+	5,732,468
4,616	Compuware Corporation, Term Loan B3	5.550%	2-Month LIBOR	4.250%	12/15/21	B	4,616,045
212	Compuware Corporation, Term Loan, Second Lien	9.820%	1-Month LIBOR	8.250%	12/15/22	B–	212,389
2,162	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	2,177,211
10,046	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	BB	10,111,900
1,681	Informatica, Term Loan B	4.943%	3-Month LIBOR	3.250%	8/05/22	B	1,692,256
1,238	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	1,251,303
3,197	McAfee Holdings International, Inc., Term Loan, First Lien	6.067%	1-Month LIBOR	4.500%	9/30/24	B1	3,233,235
750	McAfee Holdings International, Inc., Term Loan, Second Lien	10.067%	1-Month LIBOR	8.500%	9/29/25	B–	756,874
903	Micro Focus International PLC, New Term Loan	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	908,675
6,097	Micro Focus International PLC, Term Loan B	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	6,136,510
2,943	Micro Focus International PLC, Term Loan B2	4.073%	1-Month LIBOR	2.500%	11/19/21	BB–	2,963,544
636	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	BB–	641,893
56	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (21)	4.814%	3-Month LIBOR	3.250%	11/29/24	B1	56,327
694	Mitchell International, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	11/29/24	B1	698,454
1,000	Mitchell International, Inc., Initial Term Loan, Second Lien	8.943%	3-Month LIBOR	7.250%	12/01/25	Caa2	1,013,750
1,485	RP Crown Parent, LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	10/15/23	N/R	1,497,838
1,431	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B1	3.823%	1-Month LIBOR	2.250%	7/08/22	BB	1,441,548

NUVEEN	57

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$22	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B2	3.823%	1-Month LIBOR	2.250%	7/08/22	BB	$22,391
7,867	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	7,925,593
1,111	Vertafore, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	6/30/23	B	1,124,546
60,353	Total Software						60,723,533

	Specialty Retail – 1.5% (0.9% of Total Investments)

2,273	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien	8.029%	3-Month LIBOR	6.500%	1/13/22	CCC+	2,229,463
546	Neiman Marcus Group, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	469,838
3,889	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B1	2,962,642
1,333	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.570%	1-Month LIBOR	3.000%	3/11/22	B1	1,084,710
8,041	Total Specialty Retail						6,746,653

	Technology Hardware, Storage & Peripherals – 6.5% (4.1% of Total Investments)

973	Conduent, Inc., Term Loan B	4.573%	1-Month LIBOR	3.000%	12/07/23	N/R	984,820
11,469	Dell International LLC, Refinancing Term Loan B	3.580%	1-Month LIBOR	2.000%	9/07/23	BBB–	11,527,286
5,465	Dell International LLC, Replacement Term Loan A2	3.330%	1-Month LIBOR	1.750%	9/07/21	BBB–	5,477,137
2,358	Dell International LLC, Replacement Term Loan A3	3.080%	1-Month LIBOR	1.500%	12/31/18	BBB–	2,359,111
1,212	Dell Software Group, Repriced Term Loan B	7.272%	3-Month LIBOR	5.500%	10/31/22	B	1,240,267
8,486	Western Digital U.S., Term Loan B3	3.561%	1-Month LIBOR	2.000%	4/29/23	Baa2	8,558,575
29,963	Total Technology Hardware, Storage & Peripherals						30,147,196

	Transportation Infrastructure – 1.8% (1.2% of Total Investments)

6,874	Avolon, Repriced Term Loan B2	3.811%	1-Month LIBOR	2.250%	3/21/22	N/R	6,871,808
83	Ceva Group PLC, Canadian Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	81,060
482	Ceva Group PLC, Dutch B.V., Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	470,149
475	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	463,190
665	Ceva Group PLC, US Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	648,482
8,579	Total Transportation Infrastructure						8,534,689

	Wireless Telecommunication Services – 3.6% (2.3% of Total Investments)

2,064	Asurion LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/04/22	Ba3	2,081,898
1,891	Asurion LLC, Term Loan B5	4.573%	1-Month LIBOR	3.000%	11/03/23	Ba3	1,908,123
6,947	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	6,974,283
2,557	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	4/23/19	B	2,552,494
1,395	Syniverse Technologies, Inc., Tranche B, Term Loan	4.573%	1-Month LIBOR	3.000%	4/23/19	B	1,392,783
1,841	UPC Financing Partnership, Term Loan AR1, First Lien	4.059%	1-Month LIBOR	2.500%	1/15/26	BB	1,851,821
16,695	Total Wireless Telecommunication Services						16,761,402
$596,349	Total Variable Rate Senior Loan Interests (cost $588,584,456)						584,312,689

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 18.9% (12.1% of Total Investments)

	Diversified Telecommunication Services – 3.9% (2.5% of Total Investments)

$1,232	Intelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	$948,640
5,990	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	4,702,150
5,580	IntelSat Jackson Holdings			9.750%	7/15/25	CCC+	5,131,926
1,005	IntelSat Limited			6.750%	6/01/18	CCC–	984,900
8,012	IntelSat Limited			7.750%	6/01/21	CCC–	3,623,026

58	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$4,630	IntelSat Limited	8.125%	6/01/23	CCC–	$1,967,750
750	Level 3 Financing Inc.	5.375%	8/15/22	BB	761,250
27,199	Total Diversified Telecommunication Services				18,119,642

	Equity Real Estate Investment Trusts – 0.7% (0.5% of Total Investments)

3,250	Realogy Group LLC / Realogy Co-Issuer Corporation, 144A	5.250%	12/01/21	B1	3,351,563

	Health Care Providers & Services – 1.0% (0.7% of Total Investments)

4,500	HCA Inc.	6.500%	2/15/20	BBB–	4,798,125

	Hotels, Restaurants & Leisure – 1.4% (0.9% of Total Investments)

1,000	MGM Resorts International Inc.	5.250%	3/31/20	BB	1,035,000
917	Scientific Games Corporation, 144A	7.000%	1/01/22	Ba3	967,435
4,200	Scientific Games International Inc.	10.000%	12/01/22	B–	4,593,750
6,117	Total Hotels, Restaurants & Leisure				6,596,185

	Household Durables – 1.1% (0.7% of Total Investments)

4,900	Lennar Corporation	4.125%	12/01/18	BB+	4,949,000

	Media – 3.8% (2.4% of Total Investments)

150	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	152,002
11,043	Clear Channel Communications Inc., (5), (8)	12.000%	8/01/21	N/R	—
2,000	Dish DBS Corporation	5.125%	5/01/20	Ba3	2,032,500
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	948,125
1,325	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,383,022
1,714	iHeartCommunications, Inc., 144A, (5)	11.250%	3/01/21	Caa1	1,199,800
4,662	iHeartCommunications, Inc., (5)	9.000%	12/15/19	Caa1	3,589,740
17,287	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	Ca	1,037,240
7,850	iHeartCommunications, Inc., (5)	9.000%	3/01/21	Caa1	5,691,250
1,365	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,539,891
48,396	Total Media				17,573,570

	Oil, Gas & Consumable Fuels – 2.0% (1.2% of Total Investments)

5,170	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	4,326,644
500	Denbury Resources Inc.	6.375%	8/15/21	CCC–	422,500
1,814	Denbury Resources Inc.	9.250%	3/31/22	B	1,859,350
600	EP Energy LLC and Everest Acquisition Finance, Inc.	9.375%	5/01/24	Caa2	508,500
1,989	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread)	8.820%	6/15/20	B+	2,018,835
10,073	Total Oil, Gas & Consumable Fuels				9,135,829

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

600	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	57,000

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

1,394	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	1,547,340

	Software – 1.8% (1.1% of Total Investments)

155	Avaya Inc., (8)	7.000%	4/01/19	NA	—
3,830	Avaya Inc., (8)	10.500%	3/01/21	NA	—
3,925	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	3,929,906
552	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	553,380
3,500	Infor Us Inc., 144A	5.750%	8/15/20	BB	3,592,575
11,962	Total Software				8,075,861

NUVEEN	59

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

$4,000	Western Digital Corporation, 144A	7.375%	4/01/23	Baa2	$4,355,000

	Wireless Telecommunication Services – 2.0% (1.3% of Total Investments)

1,450	Sprint Communications Inc.	7.000%	8/15/20	B+	1,530,362
6,000	Sprint Corporation	7.875%	9/15/23	B+	6,337,500
500	Sprint Corporation	7.125%	6/15/24	B+	506,875
800	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	829,000
175	T-Mobile USA Inc.	6.836%	4/28/23	BB+	182,648
8,925	Total Wireless Telecommunication Services				9,386,385
$131,316	Total Corporate Bonds (cost $102,869,304)				87,945,500

Shares	Description (1)				Value

	COMMON STOCKS – 2.7% (1.7% of Total Investments)

	Diversified Consumer Services – 0.1% (0.0% of Total Investments)

71,949	Cengage Learning Holdings II LP, (6)				$530,624
3,124,035	Education Management Corporation, (6)				12,496
	Total Diversified Consumer Services				543,120

	Energy Equipment & Services – 0.9% (0.5% of Total Investments)

60,418	C&J Energy Services Inc., (6)				1,849,999
58,041	Ocean Rig UDW Inc., (6)				1,562,464
2,534	Vantage Drill International, (6)				557,480
	Total Energy Equipment & Services				3,969,943

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

54,276	Millenium Health LLC, (6)				5,916

	Media – 0.6% (0.4% of Total Investments)

963,320	Hibu PLC, (6), (7)				1
23,363	Metro-Goldwyn-Mayer, (6)				2,678,965
36,087	Tribune Media Company				1,804
	Total Media				2,680,770

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

46	Southcross Holdings Borrower LP, (6)				17,250

	Software – 1.0% (0.7% of Total Investments)

229,425	Avaya Holdings Corporation., (6)				4,790,394

	Specialty Retail – 0.1% (0.1% of Total Investments)

8,181	Gymboree Corporation, (6), (8)				116,120
22,273	Gymboree Corporation, (6)				378,641
	Total Specialty Retail				494,761
	Total Common Stocks (cost $17,819,129)				12,502,154

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES – 1.5% (0.9% of Total Investments)

$675	Bristol Park CLO Limited, Series 2016-1A, 144A, (3-Month LIBOR reference rate + 7.250% spread)	8.972%	4/15/29	Ba3	$707,107
800	Dryden Senior Loan Fund, Series 2017-50A, (3-Month LIBOR reference rate + 6.260% spread)	7.980%	7/15/30	Ba3	815,627
750	Gilbert Park CLO LTD, Series 2017-1A	7.765%	10/15/30	Ba3	764,279

60	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED SECURITIES (continued)
$1,250	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2015-16A, (3-Month LIBOR reference rate + 5.500% spread)	7.245%	4/20/26	Ba3	$1,252,675

500	North End CLO Limited, Loan Pool, 144A, (3-Month LIBOR reference rate + 4.600% spread)	6.331%	7/17/25	BB	496,322
2,000	Octagon Investment Partners, Series 2015-1A, (3-Month LIBOR reference rate + 5.850% spread)	7.595%	10/20/26	N/R	2,006,880
750	OZLM Funding Limited, Series 2012-2A, 144A, (3-Month LIBOR reference rate + 7.300% spread)	9.067%	10/30/27	BB	759,292
$6,725	Total Asset-Backed Securities (cost $6,483,715)				6,802,182

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.0% (0.0% of Total Investments)

	Communications Equipment – 0.0% (0.0% of Total Investments)

$550	Nortel Networks Limited, (5)	1.750%	4/15/12	N/R	$26,125
$550	Total Convertible Bonds (cost $21,821)				26,125

Shares	Description (1)				Value

	WARRANTS – 0.0% (0.0% of Total Investments)

15,619	Avaya Holdings Corp., (8)				$16,764
	Total Warrants (cost $1,460,830)				16,764

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

3,476	Education Management Corporation, (8)	7.500%		N/R	$—
	Total $25 Par (or similar) Retail Preferred (cost $8,437)				—
	Total Long-Term Investments (cost $717,247,692)				691,605,414

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 7.6% (4.9% of Total Investments)

	INVESTMENT COMPANIES – 7.6% (4.9% of Total Investments)

35,466,645	BlackRock Liquidity Funds T-Fund Portfolio, (9)				$35,466,645
	Total Short-Term Investments (cost $35,466,645)				35,466,645
	Total Investments (cost $752,714,337) – 156.6%				727,072,059
	Borrowings – (38.5)% (10), (11)				(178,800,000)
	Term Preferred Shares, net of deferred offering costs – (17.8)% (12)				(82,788,055)
	Other Assets Less Liabilities – (0.3)% (13)				(1,265,644)
	Net Assets Applicable to Common Shares – 100%				$464,218,360

NUVEEN	61

JRO	Nuveen Floating Rate Income Opportunity Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$8,000,000	Pay	1-Month LIBOR	2.250	%(14)	Monthly	12/01/23	(15)	$(116,208)	$(116,208)
Morgan Stanley Capital Services LLC	10,000,000	Pay	1-Month LIBOR	2.500	(16)	Monthly	1/01/22	(17)	(105,091)	(105,091)
Morgan Stanley Capital Services LLC	21,000,000	Pay	1-Month LIBOR	2.500	(18)	Monthly	4/01/22	(19)	(239,977)	(239,977)
Morgan Stanley Capital Services LLC	45,000,000	Pay	1-Month LIBOR	4.000		Monthly	1/01/27	(20)	(956,605)	(956,605)
Total	$84,000,000								$(1,417,881)	$(1,417,881)
Total unrealized appreciation on interest rate swaps										$—
Total unrealized depreciation on interest rate swaps										$(1,417,881)

62	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http:// www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 24.6%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.4%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(14)	Effective December 1, 2018, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every two years on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on December 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Effective January 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(17)	This interest rate swap has an optional early termination date beginning on January 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(18)	Effective April 1, 2020, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(19)	This interest rate swap has an optional early termination date beginning on July 1, 2019 and monthly thereafter through the termination date as specified in the swap contract.

(20)	This interest rate swap has an optional early termination date beginning on January 1, 2021 and monthly thereafter through the termination date as specified in the swap contract.

(21)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 8 – Senior Loan Commitments for more information.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

NUVEEN	63

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 155.0% (96.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 131.8% (82.2% of Total Investments) (2)

	Aerospace & Defense – 3.3% (2.1% of Total Investments)

$3,069	Sequa Corporation, Term Loan B	6.549%	3-Month LIBOR	5.000%	11/28/21	B–	$3,118,470
1,062	Sequa Corporation, Term Loan, Second Lien	10.753%	3-Month LIBOR	9.000%	4/26/22	CCC	1,085,319
1,667	Transdigm, Inc., Term Loan F	4.365%	1-Month LIBOR	2.750%	6/09/23	Ba2	1,684,364
5,798	Total Aerospace & Defense						5,888,153

	Air Freight & Logistics – 0.9% (0.6% of Total Investments)

850	PAE Holding Corporation, Term Loan B	7.124%	2-Month LIBOR	5.500%	10/20/22	B+	856,576
722	XPO Logistics, Inc., Refinanced Term Loan	3.958%	3-Month LIBOR	2.250%	11/01/21	BB+	728,675
1,572	Total Air Freight & Logistics						1,585,251

	Airlines – 2.3% (1.4% of Total Investments)

960	American Airlines, Inc., Replacement Term Loan	3.567%	1-Month LIBOR	2.000%	6/27/20	BB+	965,268
1,697	American Airlines, Inc., Replacement Term Loan	3.554%	1-Month LIBOR	2.000%	10/10/21	BB+	1,705,988
1,453	American Airlines, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	12/14/23	BB+	1,459,454
4,110	Total Airlines						4,130,710

	Auto Components – 0.7% (0.4% of Total Investments)

748	DexKo Global, Inc., Term Loan B	5.241%	3-Month LIBOR	3.500%	7/24/24	B	759,115
497	Superior Industries International, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	5/22/24	B1	507,377
1,245	Total Auto Components						1,266,492

	Automobiles – 0.1% (0.0% of Total Investments)

103	DexKo Global, Inc., Term Loan B, (16)	4.155%	3-Month LIBOR	3.500%	7/24/24	B1	103,641

	Biotechnology – 1.1% (0.7% of Total Investments)

1,985	Grifols, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	1/31/25	BB	1,999,580

	Building Products – 0.8% (0.5% of Total Investments)

1,445	Quikrete Holdings, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	11/15/23	BB–	1,454,410

	Capital Markets – 0.4% (0.3% of Total Investments)

738	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	744,046

	Chemicals – 1.0% (0.6% of Total Investments)

428	Ineos US Finance LLC, Term Loan	3.573%	1-Month LIBOR	2.000%	4/01/24	BB+	430,222
399	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	406,218
978	Univar, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	7/01/24	BB	988,236
1,805	Total Chemicals						1,824,676

	Commercial Services & Supplies – 5.0% (3.1% of Total Investments)

495	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.696%	2-Month LIBOR	4.000%	10/19/23	B2	497,012
1,790	iQor US, Inc., Term Loan, First Lien	6.695%	3-Month LIBOR	5.000%	4/01/21	B	1,794,495
167	iQor US, Inc., Term Loan, Second Lien	10.445%	3-Month LIBOR	8.750%	4/01/22	CCC+	161,667
772	KAR Auction Services, Inc., Term Loan B5	4.250%	3-Month LIBOR	2.500%	3/09/23	Ba2	780,720
833	LSC Communications, Refinancing Term Loan	7.067%	1-Month LIBOR	5.500%	9/30/22	Ba3	839,067
1,481	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	1,486,434

64	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$584	Protection One, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	5/02/22	BB–	$590,501
1,041	Skillsoft Corporation, Initial Term Loan, First Lien	6.323%	1-Month LIBOR	4.750%	4/28/21	B–	1,021,045
983	Universal Services of America, Initial Term Loan, First Lien	5.443%	3-Month LIBOR	3.750%	7/28/22	B+	974,517
757	West Corporation, Term Loan B	5.573%	1-Month LIBOR	4.000%	10/10/24	Ba3	766,159
8,903	Total Commercial Services & Supplies						8,911,617

	Communications Equipment – 1.6% (1.0% of Total Investments)

790	Colorado Buyer, Inc., Term Loan, First Lien	4.380%	3-Month LIBOR	3.000%	5/01/24	Ba3	796,733
365	Colorado Buyer, Inc., Term Loan, Second Lien	8.630%	3-Month LIBOR	7.250%	5/01/25	B3	369,028
768	CommScope, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	12/29/22	Baa3	775,165
998	Mitel US Holdings, Inc., Incremental Term Loan	5.404%	2-Month LIBOR	3.750%	9/25/23	B+	1,010,901
2,921	Total Communications Equipment						2,951,827

	Construction & Engineering – 0.8% (0.5% of Total Investments)

1,376	Traverse Midstream Partners, Term Loan B	5.850%	6-Month LIBOR	4.000%	9/21/24	B+	1,396,005

	Containers & Packaging – 1.3% (0.8% of Total Investments)

744	Berry Global, Inc., Term Loan M	3.816%	1-Month LIBOR	2.250%	10/01/22	BBB–	750,564
1,648	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	2/05/23	B+	1,662,740
2,392	Total Containers & Packaging						2,413,304

	Distributors – 0.3% (0.2% of Total Investments)

607	American Seafoods Group LLC, Term Loan B	4.700%	3-Month LIBOR	3.250%	8/21/23	BB–	610,187

	Diversified Consumer Services – 2.1% (1.3% of Total Investments)

1,826	Cengage Learning Acquisitions, Inc., Term Loan B	5.809%	1-Month LIBOR	4.250%	6/07/23	B+	1,779,206
594	Houghton Mifflin, Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	5/28/21	B+	561,244
580	Laureate Education, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	4/26/24	B+	585,814
752	Vertiv Co., New Term Loan B	5.568%	1-Month LIBOR	4.000%	11/30/23	Ba3	761,324
3,752	Total Diversified Consumer Services						3,687,588

	Diversified Financial Services – 2.0% (1.2% of Total Investments)

580	Freedom Mortgage Corporation, Initial Term Loan	6.956%	3-Month LIBOR	5.500%	2/23/22	B+	587,582
731	OM Group, Inc., Term Loan B	5.943%	3-Month LIBOR	4.250%	2/21/24	B	735,522
2,059	Veritas US, Inc., Term Loan B1	6.193%	3-Month LIBOR	4.500%	1/27/23	B+	2,073,675
157	Vizient, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	2/13/23	BB–	158,873
3,527	Total Diversified Financial Services						3,555,652

	Diversified Telecommunication Services – 8.9% (5.5% of Total Investments)

750	CenturyLink, Inc., Initial Term A Loan, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	747,281
3,743	CenturyLink, Inc., Term Loan B	4.317%	1-Month LIBOR	2.750%	1/31/25	BBB–	3,692,359
494	DTI Holdings, Inc., Term Loan B, First Lien	7.022%	2-Month LIBOR	5.250%	10/02/23	B	498,534
2,553	Frontier Communications Corporation, Term Loan B	5.330%	1-Month LIBOR	3.750%	1/14/20	BB–	2,507,465
1,980	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	1,997,385
1,272	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	1,264,337
195	Intelsat Jackson Holdings, S.A., Term Loan B4	6.195%	3-Month LIBOR	4.500%	1/02/24	B1	197,905
312	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	314,464
2,247	WideOpenWest Finance LLC, Term Loan B	4.811%	1-Month LIBOR	3.250%	8/18/23	B	2,251,240
446	Windstream Corporation, Term Loan B6	5.560%	1-Month LIBOR	4.000%	3/29/21	BB–	423,756

NUVEEN	65

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$2,000	Ziggo B.V., Term Loan E	4.059%	1-Month LIBOR	2.500%	4/15/25	BB–	$2,001,250
15,992	Total Diversified Telecommunication Services						15,895,976

	Electrical Equipment – 0.3% (0.2% of Total Investments)

541	TTM Technologies, Term Loan B	4.073%	1-Month LIBOR	2.500%	9/28/24	BBB–	543,906

	Electric Utilities – 3.1% (1.9% of Total Investments)

445	EFS Cogen Holdings LLC, Term Loan B	4.950%	3-Month LIBOR	3.250%	6/28/23	BB	449,805
2,620	Energy Future Intermediate Holding Company, DIP Term Loan	4.567%	1-Month LIBOR	3.000%	6/30/18	Ba3	2,632,453
462	Helix Generation, Term Loan B	5.443%	3-Month LIBOR	3.750%	6/03/24	BB	467,361
1,612	Vistra Operations Co., Term Loan B	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	1,626,538
286	Vistra Operations Co., Term Loan C	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	288,240
5,425	Total Electric Utilities						5,464,397

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

150	Ocean Rig UDW Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	151,766

	Equity Real Estate Investment Trusts – 2.8% (1.8% of Total Investments)

2,495	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.573%	1-Month LIBOR	3.000%	10/24/22	B+	2,409,588
2,647	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	5.323%	1-Month LIBOR	3.750%	12/18/20	Caa2	2,639,658
5,142	Total Equity Real Estate Investment Trusts						5,049,246

	Food & Staples Retailing – 6.2% (3.9% of Total Investments)

8,691	Albertson’s LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/25/21	BB	8,654,726
951	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	BB	946,472
167	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	166,715
960	Del Monte Foods Company, Term Loan, First Lien	4.696%	3-Month LIBOR	3.250%	2/18/21	CCC+	821,198
665	Save-A-Lot, Term Loan B	7.573%	1-Month LIBOR	6.000%	12/05/23	B2	576,570
11,434	Total Food & Staples Retailing						11,165,681

	Food Products – 2.4% (1.5% of Total Investments)

1,718	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	1,734,537
377	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BB+	376,995
2,244	US Foods, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	6/27/23	BB	2,270,014
4,339	Total Food Products						4,381,546

	Health Care Equipment & Supplies – 2.7% (1.7% of Total Investments)

704	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	706,062
380	Ardent Medical Services, Inc., Term Loan B, First Lien	7.073%	1-Month LIBOR	5.500%	8/04/21	B1	380,533
777	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	785,960
832	Greatbatch, New Term Loan B	4.810%	1-Month LIBOR	3.250%	10/27/22	B+	841,773
1,303	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	1,309,039
841	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	834,991
4,837	Total Health Care Equipment & Supplies						4,858,358

	Health Care Providers & Services – 6.0% (3.8% of Total Investments)

1,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,520,063

66	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$995	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.675%	3-Month LIBOR	4.000%	4/28/22	B1	$1,004,785
338	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	334,757
603	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	592,928
1,680	Envision Healthcare Corporation, Term Loan B, First Lien	4.580%	1-Month LIBOR	3.000%	12/01/23	BB–	1,689,338
1,520	Heartland Dental Care, Inc., Term Loan, First Lien	6.450%	3-Month LIBOR	4.750%	7/31/23	B2	1,547,217
500	Heartland Dental Care, Inc., Term Loan, Second Lien	10.070%	1-Month LIBOR	8.500%	7/31/24	CCC	507,190
659	Millennium Laboratories, Inc., Term Loan B, First Lien	8.073%	1-Month LIBOR	6.500%	12/21/20	CCC+	264,242
660	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	665,618
750	PharMerica, Term Loan, First Lien	5.055%	1-Month LIBOR	3.500%	12/06/24	B	758,670
196	Quorum Health Corp., Term Loan B	8.323%	1-Month LIBOR	6.750%	4/29/22	B2	200,247
1,686	Select Medical Corporation, Tranche B, Term Loan	5.210%	2-Month LIBOR	3.500%	3/01/21	Ba2	1,705,239
11,087	Total Health Care Providers & Services						10,790,294

	Health Care Technology – 1.2% (0.8% of Total Investments)

672	Catalent Pharma Solutions, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	5/20/24	BB	676,989
1,489	Emdeon, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	3/01/24	Ba3	1,499,916
2,161	Total Health Care Technology						2,176,905

	Hotels, Restaurants & Leisure – 7.1% (4.4% of Total Investments)

1,963	Burger King Corporation, Term Loan B3	3.870%	1-Month LIBOR	2.250%	2/16/24	Ba3	1,976,634
565	Caesars Entertainment Operating Company, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	10/07/24	BB	569,397
2,000	Caesars Resort Collection, Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	12/23/24	BB	2,026,130
1,525	CCM Merger, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	8/09/21	BB–	1,540,746
1,645	CityCenter Holdings LLC, Term Loan B	4.073%	1-Month LIBOR	2.500%	4/18/24	BB–	1,660,415
975	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	984,008
2,178	Scientific Games Corporation, Term Loan B4	4.823%	1-Month LIBOR	3.250%	8/14/24	B+	2,195,143
1,735	Station Casino LLC, Term Loan B	4.070%	1-Month LIBOR	2.500%	6/08/23	BB	1,747,012
12,586	Total Hotels, Restaurants & Leisure						12,699,485

	Household Products – 1.1% (0.7% of Total Investments)

1,945	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DDI)	5.073%	1-Month LIBOR	3.500%	11/16/20	B1	1,544,633
448	Serta Simmons Holdings LLC, Term Loan, First Lien	5.130%	3-Month LIBOR	3.500%	11/08/23	B	439,670
2,393	Total Household Products						1,984,303

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

405	Dynegy, Inc., Tranche Term Loan C2	4.311%	1-Month LIBOR	2.750%	2/07/24	BB	409,116

	Industrial Conglomerates – 2.1% (1.3% of Total Investments)

1,350	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.996%	2-Month LIBOR	4.250%	6/16/24	B	1,369,064
750	Education Advisory Board, Term Loan, First Lien	5.484%	3-Month LIBOR	3.750%	11/15/24	B	756,098
1,191	Foresight Energy LLC, Term Loan, First Lien	7.443%	3-Month LIBOR	5.750%	3/28/22	B	1,155,419
312	Robertshaw US Holding Corp., Term Loan, First Lien	6.125%	2-Month LIBOR	4.500%	8/02/24	B1	314,446

NUVEEN	67

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Industrial Conglomerates (continued)

$150	Robertshaw US Holding Corp., Term Loan, Second Lien	10.563%	1-Month LIBOR	9.000%	2/04/25	CCC+	$152,250
3,753	Total Industrial Conglomerates						3,747,277

	Insurance – 1.0% (0.6% of Total Investments)

496	Acrisure LLC, Term Loan B	5.991%	3-Month LIBOR	4.250%	11/22/23	B	505,561
1,262	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	1,272,184
1,758	Total Insurance						1,777,745

	Internet Software & Services – 2.5% (1.6% of Total Investments)

982	Ancestry.com, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	10/19/23	B	991,716
762	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB–	769,782
1,279	Sabre, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	2/22/24	Ba2	1,289,623
1,109	SkillSoft Corporation, Term Loan, Second Lien	9.823%	1-Month LIBOR	8.250%	4/28/22	CCC	1,004,015
440	TierPoint LLC, Term Loan, First Lien	5.323%	1-Month LIBOR	3.750%	5/05/24	B+	443,713
4,572	Total Internet Software & Services						4,498,849

	IT Services – 5.9% (3.7% of Total Investments)

621	Computer Sciences Government Services, Term Loan B	3.693%	3-Month LIBOR	2.000%	11/30/23	BB+	625,110
750	DigiCert, Term Loan, First Lien	6.522%	3-Month LIBOR	4.750%	10/31/24	B+	763,500
4,950	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	4/26/24	BB	4,990,946
685	Gartner, Inc., Term Loan A	3.573%	1-Month LIBOR	2.000%	3/21/22	BB+	687,424
496	Gartner, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	4/05/24	BB+	501,213
390	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	392,046
35	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	35,339
995	Tempo Acquisition LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	5/01/24	B1	1,001,015
750	Vantiv, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	8/07/24	BBB–	755,989
739	WEX, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	7/01/23	BB–	748,675
10,411	Total IT Services						10,501,257

	Leisure Products – 1.5% (0.9% of Total Investments)

1,029	24 Hour Fitness Worldwide, Inc., Term Loan B	5.443%	3-Month LIBOR	3.750%	5/28/21	Ba3	1,038,934
507	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	409,739
1,251	Equinox Holdings, Inc., Term Loan B1	4.573%	1-Month LIBOR	3.000%	3/08/24	B+	1,265,905
2,787	Total Leisure Products						2,714,578

	Machinery – 1.2% (0.8% of Total Investments)

958	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	964,528
632	Gates Global LLC, Term Loan B	4.693%	3-Month LIBOR	2.750%	4/01/24	B+	637,307
582	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.193%	3-Month LIBOR	4.500%	11/27/20	B3	551,420
2,172	Total Machinery						2,153,255

	Marine – 0.2% (0.1% of Total Investments)

684	American Commercial Lines LLC, Term Loan B, First Lien	10.323%	1-Month LIBOR	8.750%	11/12/20	B–	412,658

	Media – 10.6% (6.6% of Total Investments)

837	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.017%	2-Month LIBOR	3.250%	7/23/21	B1	828,623
993	Affinion Group Holdings, Inc., Term Loan, First Lien	9.160%	3-Month LIBOR	7.750%	5/10/22	B2	1,029,098
665	Catalina Marketing Corporation, Term Loan, First Lien	5.073%	1-Month LIBOR	3.500%	4/09/21	B1	540,122

68	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$500	Catalina Marketing Corporation, Term Loan, Second Lien	8.323%	1-Month LIBOR	6.750%	4/11/22	Caa1	$209,125
2,812	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	2,163,716
2,383	Clear Channel Communications, Inc., Term Loan E, (5)	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	1,826,942
500	CSC Holdings LLC, Term Loan B	4.139%	3-Month LIBOR	2.500%	1/12/26	BB–	504,378
2,693	Cumulus Media, Inc., Term Loan B, (5)	4.830%	1-Month LIBOR	3.250%	12/23/20	N/R	2,327,634
958	Getty Images, Inc., Term Loan B, First Lien	5.193%	3-Month LIBOR	3.500%	10/18/19	B3	910,902
443	Gray Television, Inc., Term Loan B2	3.814%	1-Month LIBOR	2.250%	2/07/24	BB	446,770
724	IMG Worldwide, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	5/06/21	B+	729,791
424	Lions Gate Entertainment Corp., Term Loan B	3.817%	1-Month LIBOR	2.250%	12/08/23	Ba2	428,993
2,469	McGraw-Hill Education Holdings LLC, Term Loan B	5.573%	1-Month LIBOR	4.000%	5/02/22	B+	2,469,894
1,000	Meredith, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,012,295
249	Nexstar Broadcasting Group, Term Loan	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	250,599
1,975	Nexstar Broadcasting Group, Term Loan B	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	1,989,706
249	Red Ventures, Term Loan B	5.573%	1-Month LIBOR	4.000%	11/08/24	B+	252,679
974	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B	979,812
20,848	Total Media						18,901,079

	Metals & Mining – 1.0% (0.6% of Total Investments)

871	CanAm Construction, Inc., Term Loan B	7.067%	1-Month LIBOR	5.500%	7/01/24	B	882,596
829	Zekelman Industries, Term Loan B	4.408%	3-Month LIBOR	2.750%	6/14/21	BB–	835,347
1,700	Total Metals & Mining						1,717,943

	Multiline Retail – 0.7% (0.4% of Total Investments)

892	Belk, Inc., Term Loan B, First Lien	6.458%	3-Month LIBOR	4.750%	12/12/22	B2	771,473
461	Hudson’s Bay Company, Term Loan B, First Lien	4.718%	3-Month LIBOR	3.250%	9/30/22	BB	446,862
1,353	Total Multiline Retail						1,218,335

	Oil, Gas & Consumable Fuels – 4.3% (2.7% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B	5.772%	3-Month LIBOR	4.000%	10/31/24	B+	1,106,138
750	California Resources Corporation, Term Loan	11.936%	1-Month LIBOR	10.375%	12/31/21	B	853,125
750	California Resources Corporation, Term Loan B	6.306%	1-Month LIBOR	4.750%	12/31/22	B	765,788
387	Crestwood Holdings LLC, Term Loan B	9.436%	3-Month LIBOR	8.000%	6/19/19	B–	389,740
90	Energy and Exploration Partners, Term Loan, Second Lien (cash 5.000%, PIK 5.000%), (5)	5.000%	N/A	N/A	5/13/22	N/R	1,353
137	Fieldwood Energy LLC, Term Loan, First Lien	4.568%	3-Month LIBOR	2.875%	10/01/18	B3	134,508
786	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	758,261
461	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Ca	76,071
1,463	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Caa3	959,300
1,637	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	763,225
526	Peabody Energy Corporation, Term Loan B	5.073%	1-Month LIBOR	3.500%	3/31/22	Ba3	533,958
1,483	Seadrill Partners LLC, Initial Term Loan, (DDI)	4.693%	3-Month LIBOR	3.000%	2/21/21	CCC+	1,310,284
18	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	17,650
9,579	Total Oil, Gas & Consumable Fuels						7,669,401

	Pharmaceuticals – 2.2% (1.4% of Total Investments)

1,350	Concordia Healthcare Corporation, Term Loan B, First Lien	5.823%	1-Month LIBOR	4.250%	10/21/21	Caa2	1,168,575
2,724	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.387%	1-Month LIBOR	2.750%	8/18/22	Ba3	2,746,352

NUVEEN	69

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals (continued)

$50	Valeant Pharmaceuticals International, Inc., Term Loan B	5.060%	1-Month LIBOR	3.500%	4/01/22	BB–	$51,071
4,124	Total Pharmaceuticals						3,965,998

	Professional Services – 2.6% (1.6% of Total Investments)

919	Ceridian Corporation, Term Loan B2	5.067%	1-Month LIBOR	3.500%	9/15/20	Ba3	925,561
2,748	Formula One Group, Term Loan B	4.074%	1-Month LIBOR	2.500%	2/01/24	B+	2,763,668
992	Nielsen Finance LLC, Term Loan B4	3.553%	1-Month LIBOR	2.000%	10/04/23	BBB–	1,000,197
4,659	Total Professional Services						4,689,426

	Real Estate Management & Development – 1.7% (1.0% of Total Investments)

1,093	Capital Automotive LP, Term Loan, First Lien	4.073%	1-Month LIBOR	2.500%	3/25/24	B1	1,100,952
1,832	Capital Automotive LP, Term Loan, Second Lien	7.573%	1-Month LIBOR	6.000%	3/24/25	B3	1,877,929
2,925	Total Real Estate Management & Development						2,978,881

	Road & Rail – 0.6% (0.3% of Total Investments)

980	Quality Distribution, Incremental Term Loan, First Lien	7.193%	3-Month LIBOR	5.500%	8/18/22	B2	992,250

	Semiconductors & Semiconductor Equipment – 1.9% (1.2% of Total Investments)

856	Lumileds, Term Loan B	5.074%	1-Month LIBOR	4.500%	6/30/24	Ba3	865,792
985	Micron Technology, Inc., Term Loan B	3.580%	1-Month LIBOR	2.000%	4/26/22	Baa2	994,338
693	Microsemi Corporation, Term Loan B	3.561%	1-Month LIBOR	2.000%	1/15/23	BB	699,128
757	On Semiconductor Corp., Term Loan B	3.573%	1-Month LIBOR	2.000%	3/31/23	Ba1	763,985
3,291	Total Semiconductors & Semiconductor Equipment						3,323,243

	Software – 13.4% (8.3% of Total Investments)

1,800	Avaya Inc., Term Loan, First Lien	6.309%	1-Month LIBOR	4.750%	12/15/24	B	1,811,619
749	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	6/30/21	B1	736,448
2,687	BMC Software, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	9/10/22	B+	2,704,685
1,744	Compuware Corporation, Term Loan B3	5.550%	2-Month LIBOR	4.250%	12/15/21	B	1,744,015
92	Compuware Corporation, Term Loan, Second Lien	9.820%	1-Month LIBOR	8.250%	12/15/22	B–	92,343
683	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	688,145
2,041	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	B1	2,054,307
1,260	Informatica, Term Loan B	4.943%	3-Month LIBOR	3.250%	8/05/22	B	1,268,391
990	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	1,001,043
1,453	McAfee Holdings International, Inc., Term Loan, First Lien	6.067%	1-Month LIBOR	4.500%	9/30/24	B1	1,469,653
500	McAfee Holdings International, Inc., Term Loan, Second Lien	10.067%	1-Month LIBOR	8.500%	9/29/25	B–	504,583
322	Micro Focus International PLC, New Term Loan	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	324,527
2,178	Micro Focus International PLC, Term Loan B	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	2,191,611
1,261	Micro Focus International PLC, Term Loan B2	4.073%	1-Month LIBOR	2.500%	11/19/21	BB–	1,270,090
371	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	CCC+	374,871
19	Mitchell International, Inc., Delayed Draw Term Loan, First Lien, (16)	4.814%	3-Month LIBOR	3.250%	11/29/24	B1	18,776
231	Mitchell International, Inc., Initial Term Loan, First Lien	4.943%	3-Month LIBOR	3.250%	11/29/24	B1	232,818
200	Mitchell International, Inc., Initial Term Loan, Second Lien	8.943%	3-Month LIBOR	7.250%	12/01/25	CCC	202,750
742	RP Crown Parent, LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	10/15/23	B1	748,919
479	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B1	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	482,393
7	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B2	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	7,493
3,213	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	3,236,861

70	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Software (continued)

$741	Vertafore, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	6/30/23	B	$749,698
23,763	Total Software						23,916,039

	Specialty Retail – 1.2% (0.8% of Total Investments)

273	Neiman Marcus Group, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Caa1	234,919
1,987	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B1	1,513,613
501	Petsmart Inc., Term Loan B, First Lien, (DDI)	4.570%	1-Month LIBOR	3.000%	3/11/22	B1	408,129
2,761	Total Specialty Retail						2,156,661

	Technology Hardware, Storage & Peripherals – 6.7% (4.2% of Total Investments)

649	Conduent, Inc., Term Loan B	4.573%	1-Month LIBOR	3.000%	12/07/23	BB+	656,547
2,711	Dell International LLC, Refinancing Term Loan B	3.580%	1-Month LIBOR	2.000%	9/07/23	BBB–	2,724,721
1,901	Dell International LLC, Replacement Term Loan A2	3.330%	1-Month LIBOR	1.750%	9/07/21	BBB–	1,905,091
337	Dell International LLC, Replacement Term Loan A3	3.080%	1-Month LIBOR	1.500%	12/31/18	BBB–	337,016
969	Dell Software Group, Repriced Term Loan B	7.272%	3-Month LIBOR	5.500%	10/31/22	B	992,213
5,425	Western Digital U.S., Term Loan B3	3.561%	1-Month LIBOR	2.000%	4/29/23	Baa2	5,471,418
11,992	Total Technology Hardware, Storage & Peripherals						12,087,006

	Transportation Infrastructure – 2.0% (1.3% of Total Investments)

2,352	Avolon, Repriced Term Loan B2	3.811%	1-Month LIBOR	2.250%	3/21/22	BBB–	2,351,274
65	Ceva Group PLC, Canadian Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	63,375
377	Ceva Group PLC, Dutch B.V., Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	367,578
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	N/A	N/A	3/19/21	B–	362,136
520	Ceva Group PLC, US Term Loan	7.272%	3-Month LIBOR	5.500%	3/19/21	B–	507,004
3,685	Total Transportation Infrastructure						3,651,367

	Wireless Telecommunication Services – 2.7% (1.7% of Total Investments)

2,977	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	2,988,978
1,167	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	4/23/19	B	1,164,817
594	Syniverse Technologies, Inc., Tranche B, Term Loan	4.573%	1-Month LIBOR	3.000%	4/23/19	B	593,004
4,738	Total Wireless Telecommunication Services						4,746,799
$241,306	Total Variable Rate Senior Loan Interests (cost $236,789,443)						235,914,165

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 20.5% (12.8% of Total Investments)

	Diversified Telecommunication Services – 4.2% (2.6% of Total Investments)

$549	Intelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	$422,730
3,360	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	2,637,600
1,790	IntelSat Jackson Holdings			9.750%	7/15/25	CCC+	1,646,263
215	IntelSat Limited			6.750%	6/01/18	CCC–	210,700
3,840	IntelSat Limited			7.750%	6/01/21	CCC–	1,736,448
2,100	IntelSat Limited			8.125%	6/01/23	CCC–	892,500
11,854	Total Diversified Telecommunication Services						7,546,241

	Health Care Providers & Services – 1.2% (0.7% of Total Investments)

2,000	HCA Inc.			6.500%	2/15/20	BBB–	2,132,500

	Hotels, Restaurants & Leisure – 1.6% (1.0% of Total Investments)

417	Scientific Games Corporation, 144A			7.000%	1/01/22	Ba3	439,935
2,150	Scientific Games International Inc.			10.000%	12/01/22	B–	2,351,562
2,567	Total Hotels, Restaurants & Leisure						2,791,497

NUVEEN	71

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables – 0.8% (0.5% of Total Investments)

$1,410	Lennar Corporation	4.125%	12/01/18	BB+	$1,424,100

	Media – 4.8% (3.0% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	101,335
3,214	Clear Channel Communications Inc., (5), (7)	12.000%	8/01/21	N/R	—
1,400	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,422,750
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	948,125
1,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,043,790
2,835	iHeartCommunications, Inc., (5)	9.000%	12/15/19	Caa1	2,182,950
5,987	iHeartCommunications, Inc. (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	Ca	359,194
1,000	iHeartCommunications, Inc., (5)	9.000%	3/01/21	Caa1	725,000
1,635	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	1,844,484
18,171	Total Media				8,627,628

	Oil, Gas & Consumable Fuels – 2.8% (1.8% of Total Investments)

2,425	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	2,029,422
400	Denbury Resources Inc.	6.375%	8/15/21	CCC–	338,000
1,340	Denbury Resources Inc.	9.250%	3/31/22	B	1,373,500
400	EP Energy LLC and Everest Acquisition Finance, Inc.	9.375%	5/01/24	Caa2	339,000
995	FTS International Inc., 144A, (3-Month LIBOR reference rate + 7.500% spread)	8.820%	6/15/20	B+	1,009,925
5,560	Total Oil, Gas & Consumable Fuels				5,089,847

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	117,660

	Software – 1.6% (1.0% of Total Investments)

85	Avaya Inc., (7)	7.000%	4/01/19	NA	—
2,085	Avaya Inc., (7)	10.500%	3/01/21	NA	—
1,910	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,912,388
226	Boxer Parent Company Inc./BMC Software, 144A (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	226,565
725	Infor Us Inc., 144A	5.750%	8/15/20	BB	744,176
5,031	Total Software				2,883,129

	Technology Hardware, Storage & Peripherals – 0.9% (0.6% of Total Investments)

1,475	Western Digital Corporation, 144A	7.375%	4/01/23	Baa2	1,605,906

	Wireless Telecommunication Services – 2.5% (1.6% of Total Investments)

850	Sprint Communications Inc.	7.000%	8/15/20	B+	897,109
2,750	Sprint Corporation	7.875%	9/15/23	B+	2,904,687
250	Sprint Corporation	7.125%	6/15/24	B+	253,438
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	414,500
75	T-Mobile USA Inc.	6.836%	4/28/23	BB+	78,278
4,325	Total Wireless Telecommunication Services				4,548,012
$52,499	Total Corporate Bonds (cost $40,754,256)				36,766,520

Shares	Description (1)				Value

	COMMON STOCKS – 2.7% (1.7% of Total Investments)

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6)				$293,149

	Energy Equipment & Services – 1.2% (0.8% of Total Investments)

39,988	C&J Energy Services Inc., (6)				1,224,433
26,111	Ocean Rig UDW Inc., (6)				702,908

72	NUVEEN

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

1,318	Vantage Drill International, (6)	$289,960
	Total Energy Equipment & Services	2,217,301

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

13,189	Millenium Health LLC, (6)	1,438

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

18	Southcross Holdings Borrower LP, (6)	6,750

	Software – 1.1% (0.7% of Total Investments)

95,741	Avaya Holdings Corporation., (6)	1,999,072

	Specialty Retail – 0.2% (0.1% of Total Investments)

5,454	Gymboree Corporation, (6), (7)	77,413
14,849	Gymboree Corporation, (6)	252,433
	Total Specialty Retail	329,846
	Total Common Stocks (cost $7,086,437)	4,847,556

Shares	Description (1)	Value

	WARRANTS – 0.0% (0.0% of Total Investments)

8,503	Avaya Holdings Corp., (7)	$9,126
	Total Warrants (cost $565,168)	9,126
	Total Long-Term Investments (cost $285,195,304)	277,537,367

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 5.3% (3.3% of Total Investments)

	INVESTMENT COMPANIES – 5.3% (3.3% of Total Investments)

9,429,840	BlackRock Liquidity Funds T-Fund Portfolio, (8)	$9,429,840
	Total Short-Term Investments (cost $9,429,840)	9,429,840
	Total Investments (cost $294,625,144) – 160.3%	286,967,207
	Borrowings – (40.2)% (9), (10)	(72,000,000)
	Term Preferred Shares, net of deferred offering costs – (19.3)% (11)	(34,468,757)
	Other Assets Less Liabilities – (0.8)% (12)	(1,494,656)
	Net Assets Applicable to Common Shares – 100%	$179,003,794

Investments in Derivatives

Credit Default Swaps – OTC Cleared

Referenced Entity	Buy/Sell Protection (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Kroger Co.	Buy	$2,000,000	1.000%	Quarterly	12/20/22	$(32,111)	$17,055	$(49,166)	$(258)
Dell Inc.	Buy	3,000,000	1.000	Quarterly	12/20/22	109,390	208,327	(98,937)	(137)
Total		$5,000,000				$77,279	$225,382	$(148,103)	$(396)
Total credit default swap premiums paid							$225,382
Total credit default swap premiums received							$—
Total receivable for variation margin on swap contracts									$—
Total payable for variation margin on swap contracts									$(396)

NUVEEN	73

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Maturity Date		Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,500,000	Receive	1-Month LIBOR	1.659%		Monthly	9/15/18		$23,836	$23,836
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month LIBOR	1.500	(14)	Monthly	11/01/20	(15)	(200,128)	(200,128)
Total	$52,500,000								$(176,292)	$(176,292)
Total unrealized appreciation on interest rate swaps										$23,836
Total unrealized depreciation on interest rate swaps										$(200,128)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	Borrowings as a percentage of Total Investments is 25.1%.

(10)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(11)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.0%.

(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(13)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(14)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment. See Notes to Financial Statements, Note 8 – Senior Loan Commitments for more information.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

74	NUVEEN

JQC

Nuveen Credit Strategies Income Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 151.7% (95.8% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 116.8% (73.8% of Total Investments) (2)

	Airlines – 4.6% (2.9% of Total Investments)

$19,122	American Airlines, Inc., Replacement Term Loan	3.567%	1-Month LIBOR	2.000%	6/27/20	BB+	$19,218,984
2,969	American Airlines, Inc., Replacement Term Loan	3.554%	1-Month LIBOR	2.000%	10/10/21	BB+	2,984,235
8,473	American Airlines, Inc., Term Loan B	3.559%	1-Month LIBOR	2.000%	12/14/23	BB+	8,512,187
7,920	American Airlines, Inc., Term Loan B	3.567%	1-Month LIBOR	2.000%	4/28/23	BB+	7,956,630
17,865	United Air Lines, Inc., Term Loan B	3.772%	3-Month LIBOR	2.000%	4/01/24	BB+	17,979,425
56,349	Total Airlines						56,651,461

	Automobiles – 1.0% (0.6% of Total Investments)

12,356	Chrysler Group LLC, Term Loan	3.570%	1-Month LIBOR	2.000%	12/31/18	BBB–	12,402,423

	Building Products – 0.2% (0.1% of Total Investments)

2,644	Quikrete Holdings, Inc., Term Loan B	4.323%	1-Month LIBOR	2.750%	11/15/23	BB–	2,661,960

	Capital Markets – 1.3% (0.8% of Total Investments)

16,359	RPI Finance Trust, Term Loan B6	3.693%	3-Month LIBOR	2.000%	3/27/23	Baa2	16,493,633

	Chemicals – 4.6% (2.9% of Total Investments)

10,839	Axalta Coating Systems, Term Loan, First Lien	3.693%	3-Month LIBOR	2.000%	6/01/24	BBB–	10,931,935
9,205	Ineos US Finance LLC, Term Loan	3.573%	1-Month LIBOR	2.000%	4/01/24	BB+	9,262,307
36,614	Univar, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	7/01/24	BB	37,010,896
56,658	Total Chemicals						57,205,138

	Commercial Services & Supplies – 4.2% (2.7% of Total Investments)

19,128	ADS Waste Holdings, Inc., Term Loan B	3.715%	1-Week LIBOR	2.250%	11/10/23	BB+	19,280,731
10,159	Monitronics International, Inc., Term Loan B2, First Lien	7.193%	3-Month LIBOR	5.500%	9/30/22	B2	10,194,933
13,000	Skillsoft Corporation, Initial Term Loan, First Lien	6.323%	1-Month LIBOR	4.750%	4/28/21	B–	12,756,250
9,514	West Corporation, Term Loan B	5.573%	1-Month LIBOR	4.000%	10/10/24	Ba3	9,630,358
51,801	Total Commercial Services & Supplies						51,862,272

	Communications Equipment – 0.1% (0.1% of Total Investments)

1,344	CommScope, Inc., Term Loan B	3.573%	1-Month LIBOR	2.000%	12/29/22	Baa3	1,356,539

	Containers & Packaging – 2.3% (1.4% of Total Investments)

1,488	Berry Global, Inc., Term Loan M	3.816%	1-Month LIBOR	2.250%	10/01/22	BBB–	1,501,128
26,462	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	2/05/23	B+	26,694,714
27,950	Total Containers & Packaging						28,195,842

	Diversified Consumer Services – 2.1% (1.4% of Total Investments)

7,487	Cengage Learning Acquisitions, Inc., Term Loan B	5.809%	1-Month LIBOR	4.250%	6/07/23	B+	7,293,719
19,069	Laureate Education, Inc., Term Loan B	6.067%	1-Month LIBOR	4.500%	4/26/24	B+	19,249,879
26,556	Total Diversified Consumer Services						26,543,598

	Diversified Telecommunication Services – 8.3% (5.3% of Total Investments)

22,000	CenturyLink, Inc., Term Loan B	4.317%	1-Month LIBOR	2.750%	1/31/25	BBB–	21,704,430

NUVEEN	75

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$10,425	Greeneden U.S. Holdings II LLC, Term Loan B	5.443%	3-Month LIBOR	3.750%	12/01/23	B	$10,516,409
5,000	Intelsat Jackson Holdings, S.A., Term Loan B	5.212%	3-Month LIBOR	3.750%	11/30/23	B1	4,970,100
766	Intelsat Jackson Holdings, S.A., Term Loan B4	6.195%	3-Month LIBOR	4.500%	1/02/24	B1	777,962
1,226	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	1,236,156
11,144	Level 3 Financing, Inc., Tranche B, Term Loan	3.696%	3-Month LIBOR	2.250%	2/22/24	BBB–	11,205,405
20,533	WideOpenWest Finance LLC, Term Loan B	4.811%	1-Month LIBOR	3.250%	8/18/23	B	20,571,596
32,000	Ziggo B.V., Term Loan E	4.059%	1-Month LIBOR	2.500%	4/15/25	BB–	32,020,000
103,094	Total Diversified Telecommunication Services						103,002,058

	Electric Utilities – 0.2% (0.2% of Total Investments)

2,418	Vistra Operations Co., Term Loan B	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	2,439,807
429	Vistra Operations Co., Term Loan C	4.064%	1-Month LIBOR	2.500%	8/04/23	BB+	432,360
2,847	Total Electric Utilities						2,872,167

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

767	Ocean Rig UDW Inc., Term Loan	8.000%	N/A	N/A	9/20/24	Caa1	778,446

	Equity Real Estate Investment Trusts – 3.6% (2.2% of Total Investments)

17,707	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.573%	1-Month LIBOR	3.000%	10/24/22	B+	17,101,606
10,439	Realogy Group LLC, Term Loan B	3.829%	1-Month LIBOR	2.250%	1/26/25	BB+	10,535,486
16,408	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien, (5)	5.323%	1-Month LIBOR	3.750%	12/18/20	Caa2	16,362,112
44,554	Total Equity Real Estate Investment Trusts						43,999,204

	Food & Staples Retailing – 2.8% (1.8% of Total Investments)

25,340	Albertson’s LLC, Term Loan B4	4.323%	1-Month LIBOR	2.750%	8/25/21	BB	25,235,010
5,124	Albertson’s LLC, Term Loan B6	4.462%	3-Month LIBOR	3.000%	6/22/23	BB	5,100,681
4,331	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.953%	2-Month LIBOR	3.500%	2/03/24	B–	4,334,599
34,795	Total Food & Staples Retailing						34,670,290

	Food Products – 3.9% (2.4% of Total Investments)

6,874	Jacobs Douwe Egberts, Term Loan B	3.688%	3-Month LIBOR	2.250%	7/04/22	BB	6,938,150
11,649	Keurig Green Mountain, Inc., Term Loan A, First Lien	3.000%	1-Week LIBOR	1.500%	3/03/21	BB+	11,647,778
28,954	US Foods, Inc., Term Loan B	4.073%	1-Month LIBOR	2.500%	6/27/23	BB	29,285,263
47,477	Total Food Products						47,871,191

	Health Care Equipment & Supplies – 2.4% (1.5% of Total Investments)

4,757	Acelity, Term Loan B	4.943%	3-Month LIBOR	3.250%	2/02/24	B1	4,770,563
4,460	ConvaTec, Inc., Term Loan B	3.943%	3-Month LIBOR	2.250%	10/25/23	BB	4,512,923
12,180	Onex Carestream Finance LP, Term Loan, First Lien	5.693%	3-Month LIBOR	4.000%	6/07/19	B1	12,236,707
7,875	Onex Carestream Finance LP, Term Loan, Second Lien	10.193%	3-Month LIBOR	8.500%	12/07/19	B–	7,820,803
29,272	Total Health Care Equipment & Supplies						29,340,996

	Health Care Providers & Services – 4.2% (2.6% of Total Investments)

4,519	Community Health Systems, Inc., Term Loan G	4.229%	3-Month LIBOR	2.750%	12/31/19	Ba3	4,469,003
7,252	Community Health Systems, Inc., Term Loan H	4.479%	3-Month LIBOR	3.000%	1/27/21	Ba3	7,129,320

76	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$5,939	DJO Finance LLC, Term Loan B, First Lien	4.885%	1-Month LIBOR	3.250%	6/08/20	B+	$5,880,616
1,768	Envision Healthcare Corporation, Term Loan B, First Lien	4.580%	1-Month LIBOR	3.000%	12/01/23	BB–	1,778,028
11,356	Millennium Laboratories, Inc., Term Loan B, First Lien	8.073%	1-Month LIBOR	6.500%	12/21/20	CCC+	4,556,672
16,287	MultiPlan, Inc., Term Loan B	4.693%	3-Month LIBOR	3.000%	6/07/23	B+	16,418,578
8,000	PharMerica, Term Loan, First Lien	5.055%	1-Month LIBOR	3.500%	12/06/24	B	8,092,480
266	Quorum Health Corp., Term Loan B	8.323%	1-Month LIBOR	6.750%	4/29/22	B2	272,396
3,000	Select Medical Corporation, Tranche B, Term Loan	5.210%	2-Month LIBOR	3.500%	3/01/21	Ba2	3,033,750
58,387	Total Health Care Providers & Services						51,630,843

	Health Care Technology – 1.9% (1.2% of Total Investments)

22,828	Emdeon, Inc., Term Loan	4.323%	1-Month LIBOR	2.750%	3/01/24	Ba3	22,998,706

	Hotels, Restaurants & Leisure – 12.2% (7.7% of Total Investments)

34,738	Burger King Corporation, Term Loan B3	3.870%	1-Month LIBOR	2.250%	2/16/24	Ba3	34,981,283
10,000	Caesars Resort Collection, Term Loan, First Lien	4.323%	1-Month LIBOR	2.750%	12/23/24	BB	10,130,650
1,262	CCM Merger, Inc., Term Loan B	4.319%	1-Month LIBOR	2.750%	8/09/21	BB–	1,274,425
29,985	Hilton Hotels Corporation, Term Loan B2	3.561%	1-Month LIBOR	2.000%	10/25/23	BBB–	30,240,627
23,296	Life Time Fitness, Inc., Term Loan B	4.228%	3-Month LIBOR	2.750%	6/10/22	BB–	23,507,245
4,716	MGM Growth Properties, Term Loan B	3.823%	1-Month LIBOR	2.250%	4/25/23	BB+	4,756,416
11,853	Scientific Games Corporation, Term Loan B4	4.823%	1-Month LIBOR	3.250%	8/14/24	B+	11,945,451
15,616	Station Casino LLC, Term Loan B	4.070%	1-Month LIBOR	2.500%	6/08/23	BB	15,723,105
17,885	YUM Brands, New Term Loan B	3.556%	1-Month LIBOR	2.000%	6/16/23	BBB–	18,052,697
149,351	Total Hotels, Restaurants & Leisure						150,611,899

	Household Products – 3.5% (2.2% of Total Investments)

26,523	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.073%	1-Month LIBOR	3.500%	11/16/20	B1	21,059,254
23,081	Serta Simmons Holdings LLC, Term Loan, First Lien	5.130%	3-Month LIBOR	3.500%	11/08/23	B	22,665,206
49,604	Total Household Products						43,724,460

	Independent Power & Renewable Electricity Producers – 0.1% (0.1% of Total Investments)

1,785	Dynegy, Inc., Tranche Term Loan C2	4.311%	1-Month LIBOR	2.750%	2/07/24	BB	1,804,668

	Insurance – 1.0% (0.6% of Total Investments)

12,238	Hub International Holdings, Inc., Initial Term Loan	4.413%	3-Month LIBOR	3.000%	10/02/20	B1	12,338,397

	Internet and Direct Marketing Retail – 0.8% (0.5% of Total Investments)

10,033	Travelport LLC, Term Loan B	4.166%	3-Month LIBOR	2.750%	8/31/21	B+	10,085,113

	Internet Software & Services – 3.6% (2.3% of Total Investments)

18,206	Ancestry.com, Inc., Term Loan, First Lien	4.830%	1-Month LIBOR	3.250%	10/19/23	B	18,376,795
1,524	Rackspace Hosting, Inc., Refinancing Term B Loan, First Lien	4.385%	3-Month LIBOR	3.000%	11/03/23	BB–	1,539,564
24,858	Sabre, Inc., Term Loan B	3.823%	1-Month LIBOR	2.250%	2/22/24	Ba2	25,062,198
44,588	Total Internet Software & Services						44,978,557

	IT Services – 4.7% (3.0% of Total Investments)

17,644	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	7/10/22	BB	17,785,151
17,324	First Data Corporation, Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	4/26/24	BB	17,468,312
1,596	Neustar, Inc., Term Loan 2	5.147%	3-Month LIBOR	3.750%	8/08/24	BB	1,616,197
1,499	Neustar, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,516,875

NUVEEN	77

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	IT Services (continued)

$6,232	PEAK 10, Inc., Term Loan B	5.193%	3-Month LIBOR	3.500%	8/01/24	B	$6,272,731
71	PEAK 10, Inc., Term Loan, Second Lien	8.627%	3-Month LIBOR	7.250%	8/01/25	CCC+	71,940
12,940	Tempo Acquisition LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	5/01/24	B1	13,018,210
57,306	Total IT Services						57,749,416

	Leisure Products – 0.1% (0.0% of Total Investments)

823	Academy, Ltd., Term Loan B	5.546%	1-Month LIBOR	4.000%	7/01/22	B3	665,147

	Life Sciences Tools & Services – 0.7% (0.5% of Total Investments)

8,978	Parexel International Corp., Term Loan B	4.323%	1-Month LIBOR	2.750%	9/27/24	B1	9,054,931

	Machinery – 2.8% (1.8% of Total Investments)

17,332	Gardner Denver, Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	7/30/24	B+	17,442,574
15,000	Navistar, Inc., Tranche B, Term Loan, (DD1)	5.060%	1-Month LIBOR	3.500%	11/06/24	Ba3	15,156,300
2,462	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	3.810%	1-Month LIBOR	2.250%	8/21/24	BB+	2,484,935
34,794	Total Machinery						35,083,809

	Media – 9.7% (6.2% of Total Investments)

7,102	Acquisitions Cogeco Cable II L.P., Term Loan, First Lien	3.948%	1-Month LIBOR	2.375%	1/03/25	BB–	7,125,699
3,531	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.017%	2-Month LIBOR	3.250%	7/23/21	B1	3,496,503
2,000	Catalina Marketing Corporation, Term Loan, First Lien	5.073%	1-Month LIBOR	3.500%	4/09/21	B1	1,623,340
1,235	Clear Channel Communications, Inc., Tranche D, Term Loan, (5)	8.443%	3-Month LIBOR	6.750%	1/30/19	Caa1	950,558
1,358	Clear Channel Communications, Inc., Term Loan E, (5)	9.193%	3-Month LIBOR	7.500%	7/30/19	Caa1	1,041,158
4,250	CSC Holdings LLC, Term Loan B	4.139%	3-Month LIBOR	2.500%	1/12/26	BB–	4,287,209
30,172	Cumulus Media, Inc., Term Loan B, (5)	4.830%	1-Month LIBOR	3.250%	12/23/20	N/R	26,074,814
26,443	EMI Music Publishing, Term Loan	3.984%	3-Month LIBOR	2.250%	8/20/23	BB–	26,646,729
4,377	Getty Images, Inc., Term Loan B, First Lien, (DD1)	5.193%	3-Month LIBOR	3.500%	10/18/19	B3	4,163,364
1,272	Lions Gate Entertainment Corp., Term Loan B	3.817%	1-Month LIBOR	2.250%	12/08/23	Ba2	1,286,979
4,667	Meredith, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	4,724,043
419	Nexstar Broadcasting Group, Term Loan	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	421,800
3,324	Nexstar Broadcasting Group, Term Loan B	4.068%	1-Month LIBOR	2.500%	1/17/24	BB+	3,348,715
5,845	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.979%	3-Month LIBOR	3.500%	8/15/22	B	5,878,872
25,238	Tribune Media Company, Term Loan C	4.573%	1-Month LIBOR	3.000%	1/27/24	BB+	25,324,858
4,166	Univision Communications, Inc., Term Loan C5	4.323%	1-Month LIBOR	2.750%	3/15/24	BB–	4,175,255
125,399	Total Media						120,569,896

	Multiline Retail – 0.5% (0.3% of Total Investments)

4,165	Belk, Inc., Term Loan B, First Lien	6.458%	3-Month LIBOR	4.750%	12/12/22	B2	3,600,208
2,840	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	2,870,175
7,005	Total Multiline Retail						6,470,383

	Oil, Gas & Consumable Fuels – 1.5% (0.9% of Total Investments)

4,000	California Resources Corporation, Term Loan B	6.306%	1-Month LIBOR	4.750%	12/31/22	B	4,084,200
4,969	Fieldwood Energy LLC, Term Loan, First Lien	8.693%	3-Month LIBOR	7.000%	8/31/20	B3	4,790,993
2,913	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Ca	480,645
9,242	Fieldwood Energy LLC, Term Loan, Second Lien, (5)	0.000%	N/A	N/A	9/30/20	Caa3	6,061,240
4,509	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	2,102,167

78	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$943	Seadrill Partners LLC, Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	CCC+	$832,680
26,576	Total Oil, Gas & Consumable Fuels						18,351,925

	Pharmaceuticals – 2.8% (1.8% of Total Investments)

10,992	Alphabet Holding Company, Inc., Initial Term Loan, First Lien, (DD1)	5.073%	1-Month LIBOR	3.500%	9/26/24	B1	10,888,071
22,483	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.387%	1-Month LIBOR	2.750%	8/18/22	Ba3	22,668,138
1,030	Valeant Pharmaceuticals International, Inc., Term Loan B	5.060%	1-Month LIBOR	3.500%	4/01/22	BB–	1,047,540
34,505	Total Pharmaceuticals						34,603,749

	Professional Services – 1.3% (0.8% of Total Investments)

875	Ceridian Corporation, Term Loan B2	5.067%	1-Month LIBOR	3.500%	9/15/20	Ba3	881,630
15,123	Formula One Group, Term Loan B	4.074%	1-Month LIBOR	2.500%	2/01/24	B+	15,209,978
15,998	Total Professional Services						16,091,608

	Real Estate Management & Development – 1.2% (0.8% of Total Investments)

14,962	Capital Automotive LP, Term Loan, First Lien	4.073%	1-Month LIBOR	2.500%	3/25/24	B1	15,073,916

	Semiconductors & Semiconductor Equipment – 1.5% (0.9% of Total Investments)

7,756	Lumileds, Term Loan B	5.074%	1-Month LIBOR	4.500%	6/30/24	Ba3	7,843,061
3,467	Microsemi Corporation, Term Loan B	3.561%	1-Month LIBOR	2.000%	1/15/23	BB	3,495,638
6,690	On Semiconductor Corp., Term Loan B	3.573%	1-Month LIBOR	2.000%	3/31/23	Ba1	6,748,538
17,913	Total Semiconductors & Semiconductor Equipment						18,087,237

	Software – 14.5% (9.1% of Total Investments)

7,000	Avaya Inc., Term Loan, First Lien, (DD1)	6.309%	1-Month LIBOR	4.750%	12/15/24	B	7,045,185
3,281	Blackboard, Inc., Term Loan B4	6.734%	3-Month LIBOR	5.000%	6/30/21	B1	3,225,995
26,694	BMC Software, Inc., Term Loan, First Lien	4.823%	1-Month LIBOR	3.250%	9/10/22	B+	26,872,250
12,171	Compuware Corporation, Term Loan B3	5.550%	2-Month LIBOR	4.250%	12/15/21	B	12,170,809
25,853	Ellucian, Term Loan B, First Lien	4.943%	3-Month LIBOR	3.250%	9/30/22	B	26,034,942
19,757	Infor (US), Inc., Term Loan B	4.443%	3-Month LIBOR	2.750%	2/01/22	B1	19,886,125
5,433	Informatica, Term Loan B	4.943%	3-Month LIBOR	3.250%	8/05/22	B	5,468,579
15,169	Kronos Incorporated, Term Loan B, Second Lien	9.627%	3-Month LIBOR	8.250%	11/01/24	CCC	15,827,941
2,970	Kronos Incorporated, Term Loan, First Lien	4.903%	3-Month LIBOR	3.500%	11/01/23	B	3,003,128
1,935	Micro Focus International PLC, New Term Loan	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	1,947,162
13,065	Micro Focus International PLC, Term Loan B	4.323%	1-Month LIBOR	2.750%	6/21/24	BB–	13,149,663
10,312	Micro Focus International PLC, Term Loan B2	4.073%	1-Month LIBOR	2.500%	11/19/21	BB–	10,383,428
1,213	Misys, New Term Loan, Second Lien	8.729%	3-Month LIBOR	7.250%	6/13/25	CCC+	1,224,353
3,980	RP Crown Parent, LLC, Term Loan B	4.573%	1-Month LIBOR	3.000%	10/15/23	B1	4,014,306
9,435	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B1	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	9,503,646
147	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing New Term Loan B2	3.823%	1-Month LIBOR	2.250%	7/08/22	BB+	147,619
18,843	Tibco Software, Inc., Term Loan, First Lien	5.070%	1-Month LIBOR	3.500%	12/04/20	B1	18,984,577
177,258	Total Software						178,889,708

	Specialty Retail – 0.8% (0.5% of Total Investments)

3,699	Petco Animal Supplies, Inc., Term Loan B1	4.772%	3-Month LIBOR	3.000%	1/26/23	B1	2,817,655
8,757	Petsmart Inc., Term Loan B, First Lien, (DD1)	4.570%	1-Month LIBOR	3.000%	3/11/22	B1	7,127,588
12,456	Total Specialty Retail						9,945,243

NUVEEN	79

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 3.1% (1.9% of Total Investments)

$29,054	Dell International LLC, Refinancing Term Loan B	3.580%	1-Month LIBOR	2.000%	9/07/23	BBB–	$29,202,781
8,669	Western Digital U.S., Term Loan B3	3.561%	1-Month LIBOR	2.000%	4/29/23	Baa2	8,742,287
37,723	Total Technology Hardware, Storage & Peripherals						37,945,068

	Trading Companies & Distributors – 0.9% (0.6% of Total Investments)

10,972	HD Supply Waterworks, Ltd., Term Loan B	4.455%	6-Month LIBOR	3.000%	8/01/24	B+	11,058,250

	Transportation Infrastructure – 0.7% (0.5% of Total Investments)

9,046	Avolon, Repriced Term Loan B2	3.811%	1-Month LIBOR	2.250%	3/21/22	BBB–	9,042,062

	Wireless Telecommunication Services – 1.0% (0.7% of Total Investments)

4,962	Sprint Corporation, Term Loan, First Lien	4.125%	1-Month LIBOR	2.500%	2/02/24	Ba2	4,981,630
6,493	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.573%	1-Month LIBOR	3.000%	4/23/19	B	6,480,407
1,498	Syniverse Technologies, Inc., Tranche B, Term Loan	4.573%	1-Month LIBOR	3.000%	4/23/19	B	1,495,379
12,953	Total Wireless Telecommunication Services						12,957,416
$1,468,304	Total Variable Rate Senior Loan Interests (cost $1,462,183,979)						1,445,719,625

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 23.5% (14.8% of Total Investments)

	Banks – 0.8% (0.5% of Total Investments)

$5,000	JP Morgan Chase & Company			2.161%	6/01/21	A+	$5,038,166
5,000	Wells Fargo & Company, (6)			2.827%	3/04/21	A+	5,154,950
10,000	Total Banks						10,193,116

	Commercial Services & Supplies – 0.8% (0.5% of Total Investments)

9,864	Olympus Merger Sub, Inc., 144A, (6)			8.500%	10/15/25	B3	9,716,040

	Communications Equipment – 0.7% (0.5% of Total Investments)

8,510	CommScope Technologies Finance LLC, 144A, (6)			6.000%	6/15/25	BB–	8,954,137

	Diversified Financial Services – 0.2% (0.2% of Total Investments)

3,000	Park Aerospace Holdings Limited, 144A, (6)			5.500%	2/15/24	BB	2,968,125

	Diversified Telecommunication Services – 2.9% (1.8% of Total Investments)

7,000	CenturyLink Inc., (6)			5.625%	4/01/20	BB	7,096,250
8,000	CenturyLink Inc.			6.450%	6/15/21	BB	8,129,520
2,312	Inelsat Connect Finance SA, 144A			12.500%	4/01/22	CCC–	1,780,240
2,300	IntelSat Jackson Holdings			5.500%	8/01/23	CCC+	1,805,500
6,000	IntelSat Jackson Holdings			9.750%	7/15/25	CCC+	5,518,200
5,413	IntelSat Limited			7.750%	6/01/21	CCC–	2,447,759
21,355	IntelSat Limited			8.125%	6/01/23	CCC–	9,075,875
52,380	Total Diversified Telecommunication Services						35,853,344

	Health Care Providers & Services – 4.4% (2.8% of Total Investments)

9,500	DJO Finco Inc. / DJO Finance LLC / DJO Finance Corporation, 144A			8.125%	6/15/21	CCC	9,167,500
7,500	Envision Healthcare Corporation, 144A			5.125%	7/01/22	B	7,443,750
6,000	IMS Health Incorporated, 144A, (6)			5.000%	10/15/26	BB+	6,112,500
12,650	Polaris Intermediate Corp., 144A			8.500%	12/01/22	B–	13,171,812
15,500	Tenet Healthcare Corporation, (6)			6.000%	10/01/20	BB–	16,246,015
2,000	Wellcare Health Plans Inc.			5.250%	4/01/25	BB	2,088,400
53,150	Total Health Care Providers & Services						54,229,977

80	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Hotels, Restaurants & Leisure – 2.4% (1.5% of Total Investments)

$8,500	Scientific Games Corporation, 144A, (6)	7.000%	1/01/22	Ba3	$8,967,500
18,750	Scientific Games International Inc., (6)	10.000%	12/01/22	B–	20,507,813
27,250	Total Hotels, Restaurants & Leisure				29,475,313

	Media – 4.8% (3.0% of Total Investments)

2,860	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB	2,927,925
4,000	CCO Holdings LLC Finance Corporation, 144A, (6)	5.125%	5/01/23	BB+	4,077,500
41,015	Clear Channel Communications Inc., (5), (8)	12.000%	8/01/21	N/R	—
7,000	CSC Holdings Inc., 144A, (6)	5.500%	4/15/27	Ba2	7,087,500
19,000	Dish DBS Corporation, (6)	5.125%	5/01/20	Ba3	19,308,750
3,000	Dish DBS Corporation, (6)	6.750%	6/01/21	Ba3	3,142,500
6,000	Dish DBS Corporation, (6)	7.750%	7/01/26	Ba3	6,165,000
6,000	Hughes Satellite Systems Corporation	5.250%	8/01/26	BBB–	6,060,000
10,609	iHeartCommunications, Inc., (5)	9.000%	12/15/19	Caa1	8,168,930
41,840	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%), (5)	14.000%	2/01/21	Ca	2,510,386
300	iHeartCommunications, Inc., (5)	9.000%	3/01/21	Caa1	217,500
141,624	Total Media				59,665,991

	Oil, Gas & Consumable Fuels – 1.1% (0.7% of Total Investments)

16,000	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	13,390,000

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

4,850	Concordia Healthcare Corporation, 144A, (5)	9.500%	10/21/22	C	460,750

	Semiconductors & Semiconductor Equipment – 0.5% (0.3% of Total Investments)

3,167	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	3,515,370
1,719	Advanced Micro Devices, Inc.	7.000%	7/01/24	B–	1,804,950
4,886	Total Semiconductors & Semiconductor Equipment				5,320,320

	Software – 0.0% (0.0% of Total Investments)

19,375	Avaya Inc., (8)	7.000%	4/01/19	NA	—
9,250	Avaya Inc., (8)	10.500%	3/01/21	NA	—
28,625	Total Software				—

	Specialty Retail – 0.2% (0.1% of Total Investments)

3,165	Claires Stores, Inc., 144A	9.000%	3/15/19	Caa3	2,239,238

	Technology Hardware, Storage & Peripherals – 1.5% (0.9% of Total Investments)

5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	5.875%	6/15/21	BB+	5,178,150
5,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	7.125%	6/15/24	BB+	5,462,500
7,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A, (6)	6.020%	6/15/26	BBB–	7,662,922
17,000	Total Technology Hardware, Storage & Peripherals				18,303,572

	Wireless Telecommunication Services – 3.2% (2.0% of Total Investments)

1,000	Hughes Satellite Systems Corporation	6.625%	8/01/26	BB–	1,057,500
2,500	Sprint Corporation	7.250%	9/15/21	B+	2,656,775
22,000	Sprint Corporation, (6)	7.875%	9/15/23	B+	23,237,500
12,000	T-Mobile USA Inc., (6)	6.375%	3/01/25	BB+	12,765,000
37,500	Total Wireless Telecommunication Services				39,716,775
$417,804	Total Corporate Bonds (cost $340,557,316)				290,486,698

NUVEEN	81

JQC	Nuveen Credit Strategies Income Fund
	Portfolio of Investments (continued)	January 31, 2018 (Unaudited)

Shares	Description (1), (9)	Value

	EXCHANGE-TRADED FUNDS – 9.7% (6.1% of Total Investments)

159,300	I-Shares Russell 1000 Value Index Fund	$20,556,072
3,693,683	PowerShares Senior Loan Portfolio	85,804,256
127,700	SPDR Oil and Gas Equipment and Services Exchange Traded Fund	2,237,304
417,900	VanEck Vectors Oil Service ETF	11,475,534
	Total Exchange-Traded Funds (cost $122,203,951)	120,073,166

Shares	Description (1)	Value

	COMMON STOCKS – 1.7% (1.1% of Total Investments)

	Diversified Consumer Services – 0.2% (0.2% of Total Investments)

403,318	Cengage Learning Holdings II LP, (7)	$2,974,470

	Energy Equipment & Services – 0.5% (0.3% of Total Investments)

133,936	Ocean Rig UDW Inc., (7)	3,605,557
10,935	Vantage Drill International, (7)	2,405,700
	Total Energy Equipment & Services	6,011,257

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

227,437	Millenium Health LLC, (7)	24,791

	Media – 0.1% (0.0% of Total Investments)

51,719	Affinion Group Holdings, Inc., (7)	698,207
17,987	Tribune Media Company	899
	Total Media	699,106

	Software – 0.9% (0.6% of Total Investments)

545,726	Avaya Holdings Corporation, (7)	11,394,759
	Total Common Stocks (cost $45,002,758)	21,104,383

Shares	Description (1)	Value

	WARRANTS – 0.0% (0.0% of Total Investments)

37,723	Avaya Holdings Corporation, (8)	$40,488
	Total Warrants (cost $4,921,202)	40,488
	Total Long-Term Investments (cost $1,974,869,206)	1,877,424,360

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 6.6% (4.2% of Total Investments)

	INVESTMENT COMPANIES – 6.6% (4.2% of Total Investments)

81,692,852	BlackRock Liquidity Funds T-Fund Portfolio, (9)	$81,692,852
	Total Short-Term Investments (cost $81,692,852)	81,692,852
	Total Investments (cost $2,056,562,058) – 158.3%	1,959,117,212
	Borrowings – (45.3)% (10), (11)	(561,000,000)
	Reverse Repurchase Agreements – (11.7)% (12)	(145,000,000)
	Other Assets Less Liabilities – (1.3)% (13)	(15,725,429)
	Net Assets Applicable to Common Shares – 100%	$1,237,391,783

82	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $179,810,652 have been pledged as collateral for reverse repurchase agreements.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.

(9)	A copy of the most recent financial statements for these exchange-traded funds and investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 28.6%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or reverse repurchase agreements, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Reverse Repurchase Agreements as a percentage of Total Investments is 7.4%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

ETF	Exchange-Traded Fund

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NUVEEN	83

Statement of Assets and Liabilities	January 31, 2018 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Assets
Long-term investments, at value (cost $420,521,438, $1,016,059,679, $717,247,692, $285,195,304 and $1,974,869,206, respectively)	$402,501,638	$984,217,024	$691,605,414	$277,537,367	$1,877,424,360
Short-term investments, at value (cost approximates value)	18,368,074	53,431,081	35,466,645	9,429,840	81,692,852
Cash	216,506	1,238,537	362,613	126,531	4,012,000
Cash collateral at brokers for investments in swaps(1)	898,000	1,186,000	1,216,000	160,341	1,516
Credit default swaps premiums paid	—	—	—	225,382	—
Unrealized appreciation on interest rate swaps	—	3,187	—	23,836	—
Receivable for:
Interest	2,456,772	5,875,267	4,426,404	1,754,176	9,389,096
Investments sold	5,495,188	9,988,830	7,819,904	2,807,586	12,040,795
Reclaims	—	—	—	—	17,480
Shares sold	—	31,001	—	—	—
Other assets	150,991	139,265	137,160	44,739	366,711
Total assets	430,087,169	1,056,110,192	741,034,140	292,109,798	1,984,944,810
Liabilities
Borrowings	114,000,000	254,300,000	178,800,000	72,000,000	561,000,000
Reverse repurchase agreements	—	—	—	—	145,000,000
Cash overdraft denominated in foreign currencies (cost $968, $2,463, $1,646, $18 and $18, respectively)	1,102	2,805	1,874	19	19
Unrealized depreciation on interest rate swaps	1,070,548	1,475,766	1,417,881	200,128	—
Payable for:
Dividends	1,496,439	3,805,977	2,840,981	1,003,080	6,388,620
Investments purchased	5,910,234	13,802,154	9,562,883	4,997,852	30,963,758
Unfunded senior loans	101,580	181,676	141,628	83,017	—
Variation margin on swap contracts	—	—	—	396	—
Term Preferred Shares (“Term Preferred”), net of deferred offering costs (liquidation preference $43,000,000, $125,200,000, $84,000,000, $35,000,000 and $—, respectively)	42,310,698	123,910,823	82,788,055	34,468,757	—
Accrued expenses:
Interest	16,019	—	352,795	11,214	1,921,893
Management fees	289,312	699,725	494,388	196,223	1,322,771
Trustees fees	77,023	143,213	90,964	17,114	375,364
Other	255,494	377,569	324,331	128,204	580,602
Total liabilities	165,528,449	398,699,708	276,815,780	113,106,004	747,553,027
Net assets applicable to common shares	$264,558,720	$657,410,484	$464,218,360	$179,003,794	$1,237,391,783
Common shares outstanding	38,621,872	56,918,468	40,561,218	10,095,648	135,766,990
Net asset value (“NAV”) per common share outstanding	$6.85	$11.55	$11.44	$17.73	$9.11
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$386,219	$569,185	$405,612	$100,956	$1,357,670
Paid-in surplus	317,264,037	776,154,672	550,121,211	192,058,055	1,396,532,977
Undistributed (Over-distribution of) net investment income	684,836	(6,258,412)	(4,326,195)	(716,165)	(21,687,309)
Accumulated net realized gain (loss)	(34,685,890)	(79,739,385)	(54,921,881)	(4,456,719)	(41,368,269)
Net unrealized appreciation (depreciation)	(19,090,482)	(33,315,576)	(27,060,387)	(7,982,333)	(97,443,286)
Net assets applicable to common shares	$264,558,720	$657,410,484	$464,218,360	$179,003,794	$1,237,391,783
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

84	NUVEEN

Statement of Operations	Six Months Ended January 31, 2018 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Investment Income
Interest and dividends	$11,963,145	$27,871,036	$20,028,580	$8,515,533	$46,896,806
Fees	249,485	598,147	473,795	185,967	1,179,466
Total investment income	12,212,630	28,469,183	20,502,375	8,701,500	48,076,272
Expenses
Management fees	1,722,883	4,164,150	2,938,490	1,169,275	7,885,786
Interest expense and amortization of offering costs	1,783,517	4,859,936	3,450,967	1,183,210	9,051,399
Custodian fees	74,947	150,066	105,780	59,156	210,895
Trustees fees	6,983	17,163	12,011	4,734	32,193
Professional fees	88,021	109,213	114,266	92,354	57,349
Shareholder reporting expenses	47,203	83,303	72,372	41,489	106,880
Shareholder servicing agent fees	6,900	22,656	14,536	6,355	1,289
Stock exchange listing fees	5,553	7,934	5,533	3,507	19,524
Investor relations expenses	16,572	37,993	27,214	13,173	69,460
Other	36,268	49,307	45,529	44,682	16,839
Total expenses	3,788,847	9,501,721	6,786,698	2,617,935	17,451,614
Net investment income (loss)	8,423,783	18,967,462	13,715,677	6,083,565	30,624,658
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	1,428,067	(1,175,072)	(766,142)	(1,389,370)	1,916,677
Swaps	(33,885)	446,566	408,524	(41,733)	1,412,885
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(4,666,894)	(5,032,788)	(4,480,590)	(1,114,475)	(21,261,279)
Swaps	(522,213)	(2,066,732)	(1,938,051)	(213,495)	(1,375,436)
Net realized and unrealized gain (loss)	(3,794,925)	(7,828,026)	(6,776,259)	(2,759,073)	(19,307,153)
Net increase (decrease) in net assets applicable to common shares from operations	$4,628,858	$11,139,436	$6,939,418	$3,324,492	$11,317,505

See accompanying notes to financial statements.

NUVEEN	85

Statement of Changes in Net Assets	(Unaudited)

	NSL		JFR
	Six Months Ended 1/31/18	Year Ended 7/31/17	Six Months Ended 1/31/18	Year Ended 7/31/17
Operations
Net investment income (loss)	$8,423,783	$17,911,275	$18,967,462	$40,564,055
Net realized gain (loss) from:
Investments and foreign currency	1,428,067	(4,031,259)	(1,175,072)	(8,532,524)
Swaps	(33,885)	91,003	446,566	613,807
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(4,666,894)	12,529,108	(5,032,788)	32,737,753
Swaps	(522,213)	(548,335)	(2,066,732)	594,153
Net increase (decrease) in net assets applicable to common shares from operations	4,628,858	25,951,792	11,139,436	65,977,244
Distributions to Common Shareholders
From net investment income	(9,153,384)	(17,939,860)	(23,029,134)	(43,953,958)
Decrease in net assets applicable to common shares from distributions to common shareholders	(9,153,384)	(17,939,860)	(23,029,134)	(43,953,958)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	—	—	5,297,434	15,091,303
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—	139,663	121,767
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—	5,437,097	15,213,070
Net increase (decrease) in net assets applicable to common shares	(4,524,526)	8,011,932	(6,452,601)	37,236,356
Net assets applicable to common shares at the beginning of period	269,083,246	261,071,314	663,863,085	626,626,729
Net assets applicable to common shares at the end of period	$264,558,720	$269,083,246	$657,410,484	$663,863,085
Undistributed (Over-distribution of) net investment income at the end of period	$684,836	$1,414,437	$(6,258,412)	$(2,196,740)

See accompanying notes to financial statements.

86	NUVEEN

	JRO		JSD
	Six Months Ended 1/31/18	Year Ended 7/31/17	Six Months Ended 1/31/18	Year Ended 7/31/17
Operations
Net investment income (loss)	$13,715,677	$29,600,300	$6,083,565	$13,027,167
Net realized gain (loss) from:
Investments and foreign currency	(766,142)	(5,253,292)	(1,389,370)	(394,906)
Swaps	408,524	551,837	(41,733)	(219,417)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(4,480,590)	21,359,115	(1,114,475)	6,049,708
Swaps	(1,938,051)	520,170	(213,495)	36,637
Net increase (decrease) in net assets applicable to common shares from operations	6,939,418	46,778,130	3,324,492	18,499,189
Distributions to Common Shareholders
From net investment income	(17,076,196)	(32,191,923)	(6,788,314)	(12,568,708)
Decrease in net assets applicable to common shares from distributions to common shareholders	(17,076,196)	(32,191,923)	(6,788,314)	(12,568,708)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	9,134,335	15,230,348	—	6,592
Net proceeds from shares issued to shareholders due to reinvestment of distributions	59,873	155,546	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	9,194,208	15,385,894	—	6,592
Net increase (decrease) in net assets applicable to common shares	(942,570)	29,972,101	(3,463,822)	5,937,073
Net assets applicable to common shares at the beginning of period	465,160,930	435,188,829	182,467,616	176,530,543
Net assets applicable to common shares at the end of period	$464,218,360	$465,160,930	$179,003,794	$182,467,616
Undistributed (Over-distribution of) net investment income at the end of period	$(4,326,195)	$(965,676)	$(716,165)	$(11,416)

See accompanying notes to financial statements.

NUVEEN	87

Statement of Changes in Net Assets (Unaudited) (continued)

	JQC
	Six Months Ended 1/31/18	Year Ended 7/31/17
Operations
Net investment income (loss)	$30,624,658	$70,740,263
Net realized gain (loss) from:
Investments and foreign currency	1,916,677	(10,861,280)
Swaps	1,412,885	773,240
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(21,261,279)	33,609,756
Swaps	(1,375,436)	921,111
Net increase (decrease) in net assets applicable to common shares from operations	11,317,505	95,183,090
Distributions to Common Shareholders
From net investment income	(39,372,428)	(84,990,137)
Decrease in net assets applicable to common shares from distributions to common shareholders	(39,372,428)	(84,990,137)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	—	—
Net increase (decrease) in net assets applicable to common shares from capital share transactions	—	—
Net increase (decrease) in net assets applicable to common shares	(28,054,923)	10,192,953
Net assets applicable to common shares at the beginning of period	1,265,446,706	1,255,253,753
Net assets applicable to common shares at the end of period	$1,237,391,783	$1,265,446,706
Undistributed (Over-distribution of) net investment income at the end of period	$(21,687,309)	$(12,939,539)

See accompanying notes to financial statements.

88	NUVEEN

Statement of Cash Flows	Six Months Ended January 31, 2018 (Unaudited)

	NSL	JFR	JRO	JSD	JQC
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$4,628,858	$11,139,436	$6,939,418	$3,324,492	$11,317,505
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(53,666,010)	(142,983,153)	(107,630,614)	(35,655,649)	(328,953,213)
Proceeds from sales and maturities of investments	65,798,522	152,281,531	105,350,371	39,943,603	341,710,645
Proceeds from (Purchases of) short-term investments, net	(5,786,754)	(753,339)	2,882,058	(3,171,059)	(1,938,433)
Proceeds from (Payments for) cash denominated in foreign currencies, net	—	—	—	18	18
Premiums received (paid) for credit default swaps	—	—	—	(225,382)	395,974
Payment-in-kind distributions	(42,683)	(87,272)	(83,004)	(10,285)	(101,492)
Taxes paid	17	39	28	—	—
Proceeds from litigation settlement	—	—	—	1,231	58,737
Amortization (Accretion) of premiums and discounts, net	(1,250,510)	(1,985,419)	(1,662,659)	(977,969)	(530,471)
Amortization of deferred offering costs	86,507	102,298	118,252	97,262	—
(Increase) Decrease in:
Cash collateral at brokers for investments in swaps	(267,000)	(1,186,000)	(1,216,000)	109,659	796,114
Receivable for dividends	—	—	—	—	72
Receivable for interest	74,765	(51,303)	25,327	(1,358)	2,403,812
Receivable for investments sold	4,321,840	14,348,112	10,667,799	5,795,689	25,571,980
Receivable for reclaims	—	—	—	—	15,176
Receivable for shares sold	—	29,353	637,360	—	—
Receivable for variation margin on swap contracts	—	—	—	—	5,302
Other assets	(38,576)	113,363	(39,269)	69,160	(27,394)
Increase (Decrease) in:
Payable for investments purchased	(8,425,104)	(20,497,997)	(15,274,811)	(5,062,835)	(26,633,973)
Payable for offering costs	—	(74,579)	—	—	—
Payable for unfunded senior loans	78,736	135,989	107,362	60,173	—
Payable for variation margin on swap contracts	—	—	—	396	—
Accrued interest	15,876	(24)	50,905	9,512	166,464
Accrued management fees	(2,550)	(2,666)	1,508	(2,154)	(18,474)
Accrued Trustees fees	8,625	15,234	9,622	1,491	39,490
Accrued other expenses	72,122	247,071	164,527	34,926	210,669
Net realized (gain) loss from:
Investments and foreign currency	(1,428,067)	1,175,072	766,142	1,389,370	(1,916,677)
Paydowns	—	(113,446)	(75,644)	—	—
Change in net unrealized (appreciation) depreciation of:
Investments and foreign currency	4,666,894	5,032,788	4,480,590	1,114,475	21,261,279
Swaps(1)	522,213	2,066,732	1,938,051	65,392	—
Net cash provided by (used in) operating activities	9,367,721	18,951,820	8,157,319	6,910,158	43,833,110
Cash Flows from Financing Activities:
(Payments for) deferred offering costs	—	(186,204)	—	—	—
Proceeds from shelf offering, net of offering costs	—	5,297,434	9,134,335	—	—
Cash distributions paid to common shareholders	(9,152,508)	(22,853,636)	(16,946,841)	(6,784,583)	(40,039,006)
Net cash provided by (used in) financing activities	(9,152,508)	(17,742,406)	(7,812,506)	(6,784,583)	(40,039,006)
Net Increase (Decrease) in Cash	215,213	1,209,414	344,813	125,575	3,794,104
Cash at the beginning of period	1,293	29,123	17,800	956	217,896
Cash at the end of period	$216,506	$1,238,537	$362,613	$126,531	$4,012,000

Supplemental Disclosure of Cash Flow Information	NSL	JFR	JRO	JSD	JQC
Cash paid for interest (excluding borrowing and amortization of offering costs)	$1,651,532	$4,801,771	$3,246,860	$1,066,984	$8,884,935
Non-cash financing activities not included herein consists of reinvestments of common share distributions	—	139,663	59,873	—	—
(1)	Excluding over-the-counter cleared swaps.

See accompanying notes to financial statements.

NUVEEN	89

Financial

Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Invest ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Offering Costs		Discount from Shares Repurchased and Retired		Premium from Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

NSL
Year Ended 7/31:
2018(e)	$6.97	$0.22	$(0.10)	$0.12	$(0.24)	$—	$(0.24)	$—		$—		$—		$6.85	$6.43
2017	6.76	0.46	0.21	0.67	(0.46)	—	(0.46)	—		—		—		6.97	6.83
2016	7.16	0.45	(0.43)	0.02	(0.42)	—	(0.42)	—		—	*	—		6.76	6.25
2015	7.51	0.45	(0.38)	0.07	(0.42)	—	(0.42)	—		—		—		7.16	6.34
2014	7.46	0.44	0.05	0.49	(0.44)	—	(0.44)	—		—		—		7.51	6.98
2013	7.07	0.54	0.35	0.89	(0.56)	—	(0.56)	(0.01)		—		0.07		7.46	7.45

JFR
Year Ended 7/31:
2018(e)	11.76	0.33	(0.13)	0.20	(0.41)	—	(0.41)	—		—		—	*	11.55	11.09
2017	11.36	0.73	0.46	1.19	(0.79)	—	(0.79)	—		—		—	*	11.76	11.83
2016	12.01	0.73	(0.66)	0.07	(0.72)	—	(0.72)	—		—		—		11.36	10.68
2015	12.59	0.75	(0.61)	0.14	(0.72)	—	(0.72)	—		—		—		12.01	10.67
2014	12.54	0.75	0.06	0.81	(0.76)	—	(0.76)	—	*	—		—	*	12.59	11.72
2013	11.87	0.90	0.68	1.58	(0.97)	—	(0.97)	—	*	—		0.06		12.54	12.72

90	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.72%	(2.41)%	$264,559	2.84	%**	6.30	%**	14%
10.22	17.00	269,083	2.64		6.70		55
0.61	5.89	261,071	2.53		6.84		29
0.96	(3.25)	276,530	2.37		6.08		34
6.78	(0.29)	290,088	2.15		5.89		58
13.89	10.23	288,025	1.74		7.32		76

1.70	(2.86)	657,410	2.86	**	5.71	**	16
10.76	18.63	663,863	2.63		6.28		59
0.93	7.50	626,627	2.46		6.52		26
1.15	(2.88)	662,801	2.29		6.08		33
6.62	(1.84)	694,584	2.05		5.94		52
14.26	16.76	691,312	1.71		7.34		69

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or borrowings (as described in Note 9 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
NSL
Year Ended 7/31:
2018(e)	1.33	%**
2017	1.19
2016	1.08
2015	0.89
2014	0.72
2013	0.47

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JFR
Year Ended 7/31:
2018(e)	1.46	%**
2017	1.24
2016	1.08
2015	0.88
2014	0.71
2013	0.48

(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2018.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

NUVEEN	91

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumu lated Net Realized Gains	Total	Offering Costs		Premium from Shares Sold through Shelf Offering		Ending NAV	Ending Share Price

JRO
Year Ended 7/31:
2018(e)	$11.70	$0.34	$(0.18)	$0.16	$(0.42)	$—	$(0.42)	$—		$—	*	$11.44	$11.05
2017	11.31	0.76	0.45	1.21	(0.83)	—	(0.83)	—		0.01		11.70	11.87
2016	12.05	0.77	(0.75)	0.02	(0.76)	—	(0.76)	—		—		11.31	10.72
2015	12.68	0.79	(0.66)	0.13	(0.76)	—	(0.76)	—		—		12.05	10.82
2014	12.55	0.78	0.14	0.92	(0.79)	—	(0.79)	—	*	—	*	12.68	12.40
2013	11.84	0.95	0.68	1.63	(1.04)	—	(1.04)	(0.01)		0.13		12.55	12.73

JSD
Year Ended 7/31:
2018(e)	18.07	0.60	(0.27)	0.33	(0.67)	—	(0.67)	—		—		17.73	16.64
2017	17.49	1.29	0.54	1.83	(1.25)	—	(1.25)	—		—	*	18.07	17.75
2016	18.63	1.21	(1.16)	0.05	(1.16)	(0.03)	(1.19)	—		—		17.49	16.16
2015	19.48	1.22	(0.87)	0.35	(1.16)	(0.04)	(1.20)	—		—		18.63	16.41
2014	19.91	1.29	(0.02)	1.27	(1.37)	(0.33)	(1.70)	—	*	—		19.48	18.20
2013	19.49	1.61	0.49	2.10	(1.61)	(0.07)	(1.68)	—		—	*	19.91	19.89

92	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(c)

Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(d)

1.52%	(3.36)%	$464,218	2.90	%**	5.86	%**	17%
11.06	18.92	465,161	2.68		6.57		57
0.53	6.91	435,189	2.49		6.91		27
1.03	(6.74)	463,729	2.31		6.41		34
7.54	3.91	487,784	2.07		6.16		55
15.27	14.42	482,204	1.71		7.73		72

1.89	(2.73)	179,004	2.89	**	6.72	**	13
10.68	17.91	182,468	2.52		7.18		58
0.62	6.52	176,531	2.27		7.05		34
1.87	(3.27)	188,031	1.78		6.43		31
6.59	0.16	196,613	1.88		6.52		45
11.17	10.77	201,031	1.80		8.12		82

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.
Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or borrowings (as described in Note 9 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expense paid and other costs related to preferred shares and/or borrowings, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JRO
Year Ended 7/31:
2018(e)	1.47	%**
2017	1.27
2016	1.08
2015	0.89
2014	0.71
2013	0.46

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JSD
Year Ended 7/31:
2018(e)	1.31	%**
2017	1.07
2016	0.82
2015	0.45
2014	0.50
2013	0.50

(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended January 31, 2018.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

NUVEEN	93

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Discount from Shares Repurchased and Retired		Ending NAV	Ending Share Price

JQC
Year Ended 7/31:
2018(j)	$9.32	$0.23	$(0.15)	$0.08	$(0.29)	$—	$(0.29)	$—		$9.11	$8.10
2017	9.25	0.52	0.18	0.70	(0.63)	—	(0.63)	—		9.32	8.69
2016	9.88	0.58	(0.60)	(0.02)	(0.61)	—	(0.61)	—	*	9.25	8.43
2015	10.25	0.62	(0.43)	0.19	(0.56)	—	(0.56)	—	*	9.88	8.59
2014	10.13	0.60	0.16	0.76	(0.64)	—	(0.64)	—	*	10.25	9.05
2013(i)	9.88	0.42	0.29	0.71	(0.46)	—	(0.46)	—		10.13	10.03
Year Ended 12/31:
2012	9.18	0.78	0.72	1.50	(0.80)	—	(0.80)	—		9.88	9.65

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements and borrowings, where applicable (as described in Note 9 – Fund Leverage).
	•	Each ratio includes the effect of dividends expense on securities sold short and all interest expense and other costs related to reverse repurchase agreements and borrowings, where applicable, as follows:

JQC	Ratios of Dividends Expense on Securities Sold Short to Average Net Assets Applicable to Common Shares(h)		Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
Year Ended 7/31:
2018(j)	—%		1.45	%***
2017	—		1.23
2016	—		1.01
2015	—		0.66
2014	—		0.52
2013(i)	—		0.55	***
Year Ended 12/31:
2012	—	**	0.58

94	NUVEEN

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income Loss(e)		Expenses		Net Investment Income Loss(e)		Portfolio Turnover Rate(g)

1.00%	(3.49)%	$1,237,392	2.79	%***	4.89	%***	N/A		N/A		35%
7.70	10.75	1,265,447	2.57		5.59		N/A		N/A		46
0.11	5.98	1,255,254	2.41		6.32		N/A		N/A		46
1.82	1.02	1,344,763	1.95		6.16		N/A		N/A		61
7.74	(3.44)	1,396,303	1.77		5.84		1.76	%(d)	5.85	%(d)	65
7.32	8.80	1,380,261	1.77	***	7.22	***	N/A		N/A		44

16.80	30.55	1,345,657	1.86		8.07		N/A		N/A		127

(d)	During the fiscal year ended July 31, 2014, the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with a common shares equity shelf program. As a result the Expenses and Net Investment Income (Loss) Ratios to Average Net Assets Applicable to Common Shares reflect the voluntary expense reimbursement from Adviser.
(e)	Each Ratio of Net Investment Income (Loss) includes the effect of the increase (decrease) of the net realizable value of the receivable for matured senior loans. The increase (decrease) to the Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares were as follows:

Increase (Decrease) to Ratios of Net Investment Income (Loss) to Average Net Assets Applicable to Common Shares(f)
Year Ended 7/31:
2018(j)	—%
2017	—
2016	—
2015	—
2014	—
2013(i)	—
Year Ended 12/31:
2012	—	**

(f)	The Fund had no matured senior loans subsequent to the fiscal year ended December 31, 2012.
(g)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(h)	Effective for periods beginning after December 31, 2012, the Fund no longer makes short sales of securities.
(i)	For the seven months ended July 31, 2013.
(j)	For the six months ended January 31, 2018.
*	Rounds to less than $0.01 per share.
**	Rounds to less than 0.01%.
***	Annualized.
N/A	Fund no longer has a contractual reimbursement agreement with the Adviser.

See accompanying notes to financial statements.

NUVEEN	95

Financial Highlights (Unaudited) (continued)

	Borrowings at the End of Period		VRTP Shares at the End of Period		Term Preferred at the End of Period		Borrowings, VRTP Shares and/or Term Preferred at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share(c)	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share	Asset Coverage Per $1 Liquidation Preference
NSL
Year Ended 7/31:
2018(a)	$114,000	$3,698	$—	$—	$43,000	$2,685	$2.69
2017	114,000	3,738	—	—	43,000	2,714	2.71
2016	101,000	4,030	45,000	278,816	—	—	2.79
2015	112,500	3,974	58,000	262,188	—	—	2.62
2014	112,000	4,108	58,000	270,640	—	—	2.71
2013	123,000	3,342	—	—	—	—	—

JFR
Year Ended 7/31:
2018(a)	254,300	4,078	—	—	125,200	2,732	2.73
2017	254,300	4,103	—	—	125,200	2,749	2.75
2016	240,800	4,051	108,000	279,652	—	—	2.80
2015	270,300	3,966	139,000	261,935	—	—	2.62
2014	269,000	4,099	139,000	270,241	—	—	2.70
2013	295,200	3,342	—	—	—	—	—

JRO
Year Ended 7/31:
2018(a)	178,000	4,066	—	—	84,000	2,766	2.77
2017	178,800	4,071	—	—	84,000	2,770	2.77
2016	166,800	4,059	75,000	279,979	—	—	2.80
2015	188,800	3,975	98,000	261,691	—	—	2.62
2014	188,000	4,116	98,000	270,554	—	—	2.71
2013	201,900	3,388	—	—	—	—	—

JSD
Year Ended 7/31:
2018(a)	72,000	3,972	—	—	35,000	2,673	2.67
2017	72,000	4,020	—	—	35,000	2,705	2.71
2016	64,000	4,305	—	—	35,000	2,783	2.78
2015	85,200	3,207	—	—	—	—	—
2014	85,000	3,313	—	—	—	—	—
2013	85,000	3,365	—	—	—	—	—

JQC
Year Ended 7/31:
2018(a)	561,000	3,206	—	—	—	—	—
2017	561,000	3,256	—	—	—	—	—
2016	561,000	3,238	—	—	—	—	—
2015	640,000	3,101	—	—	—	—	—
2014	606,000	3,304	—	—	—	—	—
2013(b)	561,000	3,460	—	—	—	—	—
Year Ended 12/31:
2012	561,000	3,399	—	—	—	—	—

96	NUVEEN

(a)	For the six months ended January 31, 2018.
(b)	For the seven months ended July 31, 2013.
(c)	Beginning with the fiscal year ended July 31, 2017, the Funds are calculating Asset Coverage Per $1,000 of Borrowings as defined under the 1940 Act and not as defined for financial reporting purposes. For purposes of calculating Asset Coverage as defined under the 1940 Act, the outstanding preferred shares are excluded because they are treated as equity for regulatory purposes. The Asset Coverage amounts presented in the table above are calculated in accordance with the 1940 Act, and therefore the Asset Coverage per $1,000 of Borrowings reflects the amount of Fund total assets (less all liabilities not represented by borrowings and preferred shares) per $1,000 of borrowings alone.

For financial reporting purposes, preferred shares are considered to be debt. For the fiscal years ended July 31, 2014 through July 31, 2016, the Asset Coverage amounts per $1,000 of Borrowings reflected the amount of Fund total assets (less all liabilities not represented by borrowings and preferred shares) per $1,000 of the combined amount of borrowings and outstanding preferred shares and the Asset Coverage amounts per financial reporting purposes as follows:

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
NSL
Year Ended 7/31:
2016	$101,000	$2,788
2015	112,500	2,622
2014	112,000	2,706

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JFR
Year Ended 7/31:
2016	$240,800	$2,797
2015	270,300	2,619
2014	269,000	2,702

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JRO
Year Ended 7/31:
2016	$166,800	$2,800
2015	188,800	2,617
2014	188,000	2,706

	Borrowings at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000 Share
JSD
Year Ended 7/31:
2016	$64,000	$2,783

See accompanying notes to financial statements.

NUVEEN	97

Notes to

Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Senior Income Fund (NSL)

•	Nuveen Floating Rate Income Fund (JFR)

•	Nuveen Floating Rate Income Opportunity Fund (JRO)

•	Nuveen Short Duration Credit Opportunities Fund (JSD)

•	Nuveen Credit Strategies Income Fund (JQC)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. NSL, JFR, JRO, JSD and JQC were organized as Massachusetts business trusts on August 13, 1999, January 15, 2004, April 27, 2004, January 3, 2011 and May 17, 2003, respectively.

The end of the reporting period for the Funds is January 31, 2018, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2018 (the “current fiscal period”).

Investment Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Symphony Asset Management, LLC (“Symphony”), an affiliate of Nuveen, under which Symphony manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds’ investments in interest rate and credit default swap contracts.

Investment Objectives and Principal Investment Strategies

NSL’s investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests at least 80% of its managed assets (as defined in Note 7 – Management Fees) in adjustable rate senior loans. Senior loans that satisfy the 80% requirement may be secured or unsecured so long as any unsecured senior loans are investment grade quality. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by Symphony.

JFR’s investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by Symphony.

JRO’s investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral.

JSD’s investment objective is to provide current income and the potential for capital appreciation. Under normal market circumstances the Fund will invest at least 70% of its managed assets in adjustable rate corporate debt instruments, including senior secured loans, second lien loans and other adjustable rate corporate debt instruments. The Fund may make limited tactical investments in high yield debt and other debt instruments of up to 30% of its managed assets. No more than 30% of the Fund’s managed assets may be invested in debt instruments that are, at the time of investment, rated CCC+ or Caa or below by any Nationally Recognized Statistical Rating Organization or that are unrated but judged by Symphony, to be of comparable quality.

98	NUVEEN

The Fund may enter into tactical short positions consisting primarily of high yield debt, either directly or through the use of derivatives, including credit default swaps, creating investment exposure or hedging existing long (positive) investment exposure in a notional amount up to 20% of its managed assets. The Fund may invest up to 20% of its managed assets in debt instruments of non-U.S. issuers that are U.S. dollar or non-U.S. dollar denominated. The Fund’s investments in debt instruments of non-U.S. issuers may include debt instruments of issuers located, or conducting their business, in emerging markets countries.

JQC’s investment objectives are high current income and total return. The Fund meets its investment objectives by investing approximately 70% of its managed assets in senior secured and second lien loans, and up to 30% of its managed assets across the capital structure of companies (including equity securities) with a primary emphasis on high yield bonds, convertible securities and other forms of income-producing securities.

The Funds can invest up to 5% in iBOXX Loan Total Return Swaps.

Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions

Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NSL	JFR	JRO	JSD	JQC
Outstanding when-issued/delayed delivery purchase commitments	$5,779,318	$13,132,820	$9,063,115	$4,195,081	$25,065,589

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest and fee income, if any. PIK interest represents income received in the form of securities in lien of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Fee income and amendment fees, if any, are recognized as “Fees” on the Statement of Operations.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders

Dividends from net investment income to common shareholders, if any, are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Compensation

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

NUVEEN	99

Notes to Financial Statements (Unaudited) (continued)

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the NASDAQ National Market (“NASDAQ”) are valued at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2.

Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Like most fixed-income securities, the senior and subordinated loans in which the Funds invest are not listed on an organized exchange. The secondary market of such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that senior loan. These securities are generally classified as Level 2.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Exchange-traded funds are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1.

100	NUVEEN

Investments in investment companies are valued at their respective net asset value (“NAV”) on the valuation date and are generally classified as Level 1.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares. If significant market events occur between the time of determination of the closing price of a foreign security on an exchange and the time that the Funds’ NAV is determined, or if under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, the security would be valued at fair value as determined in accordance with procedures established in good faith by the Board. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NSL	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$347,127,041	$—		$347,127,041
Corporate Bonds**	—	48,505,924	—	***	48,505,924
Common Stocks**	6,778,587	1	77,413		6,856,001
Warrants**	—	—	12,672		12,672
$25 Par (or similar) Retail Preferred**	—	—	—	***	—

Short-Term Investments:
Investment Companies	18,368,074	—	—		18,368,074

Investments in Derivatives:
Interest Rate Swaps****	—	(1,070,548)	—		(1,070,548)
Total	$25,146,661	$394,562,418	$90,085		$419,799,164
JFR	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$819,999,968	$—		$819,999,968
Corporate Bonds**	—	124,102,595	—	***	124,102,595
Common Stocks**	15,147,056	1	154,826		15,301,883
Asset-Backed Securities	—	13,353,959	—		13,353,959
Investment Companies	11,395,702	—	—		11,395,702
Convertible Bonds	—	40,375	—		40,375
Warrants**	—	—	22,541		22,541
$25 Par (or similar) Retail Preferred**	—	—	1		1

Short-Term Investments:
Investment Companies	53,431,081	—	—		53,431,081

Investments in Derivatives:
Interest Rate Swaps****	—	(1,472,579)	—		(1,472,579)
Total	$79,973,839	$956,024,319	$177,368		$1,036,175,526

NUVEEN	101

Notes to Financial Statements (Unaudited) (continued)

JRO	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$584,312,689	$—		$584,312,689
Corporate Bonds**	—	87,945,500	—	***	87,945,500
Common Stocks**	12,386,033	1	116,120		12,502,154
Asset-Backed Securities	—	6,802,182	—		6,802,182
Convertible Bonds	—	26,125	—		26,125
Warrants**	—	—	16,764		16,764
$25 Par (or similar) Retail Preferred**	—	—	—	***	—

Short-Term Investments:
Investment Companies	35,466,645	—	—		35,466,645

Investments in Derivatives:
Interest Rate Swaps****	—	(1,417,881)	—		(1,417,881)
Total	$47,852,678	$677,668,616	$132,884		$725,654,178
JSD	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$235,914,165	$—		$235,914,165
Corporate Bonds**	—	36,766,520	—	***	36,766,520
Common Stocks**	4,770,143	—	77,413		4,847,556
Warrants**	—	—	9,126		9,126

Short-Term Investments:
Investment Companies	9,429,840	—	—		9,429,840

Investments in Derivatives:
Credit Default Swaps****	—	(148,103)	—		(148,103)
Interest Rate Swaps****	—	(176,292)	—		(176,292)
Total	$14,199,983	$272,356,290	$86,539		$286,642,812
JQC	Level 1	Level 2	Level 3		Total
Long-Term Investments*:
Variable Rate Senior Loan Interests	$—	$1,445,719,625	$—		$1,445,719,625
Corporate Bonds**	—	290,486,698	—	***	290,486,698
Exchange-Traded Funds	120,073,166	—	—		120,073,166
Common Stocks	21,104,383	—	—		21,104,383
Warrants**	—	—	40,488		40,488

Short-Term Investments:
Investment Companies	81,692,852	—	—		81,692,852
Total	$222,870,401	$1,736,206,323	$40,488		$1,959,117,212
*	Refer to the Fund’s Portfolio of Investments for industry classifications, where applicable.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2 and/or Level 3.
***	Value equals zero as of the end of the reporting period.
****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)

If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such

102	NUVEEN

analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Foreign Currency Transactions

To the extent that the Funds may invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Funds will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern Time. Investment transactions, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) foreign currency, (ii) investments, (iii) investments in derivatives and (iv) other assets and liabilities are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments, such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Interest Rate Swap Contracts

Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

NUVEEN	103

Notes to Financial Statements (Unaudited) (continued)

The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investment in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.

The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums received and/or paid” on the Statement of Assets and Liabilities.

During the current fiscal period, NSL, JFR, JRO and JSD used interest rate swaps in which each Fund received payments based upon floating (one- or three-month) LIBOR rates, and paid a fixed rate of interest. The purpose of the interest rate swaps is to convert some portion of a Fund’s floating rate leverage (bank borrowings) to fixed rate through the maturity date of the swap. The Funds also entered into a cancellable interest rate swap in which the Funds received payments based upon pre-determined fixed rates and paid one-month LIBOR plus a fixed spread. After a non-callable period, the swap counterparty owns the right on future monthly dates to terminate the swap at par. The purpose of the cancellable interest rate swap is to convert a fixed rate Term Preferred Share issuance to floating rate, and the cancellation dates of the swap correspond to dates on which the Funds can call the Term Preferred Share issue.

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

	NSL	JFR	JRO	JSD
Average notional amount of interest rate swap contracts outstanding*	$43,000,000	$125,200,000	$84,000,000	$52,500,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Credit Default Swap Contracts

A Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return if/when there is a credit event by a third party. Generally, a credit event means bankruptcy, failure to pay, or restructuring. The specific credit events applicable for each credit default swap are stated in the terms of the particular swap agreement. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) deliver (receive) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The difference between the value of the security

104	NUVEEN

received (delivered) and the notional amount delivered (received) is recorded as a realized gain or loss. Payments paid (received) at the beginning of the measurement period are recognized as a component of “Credit default swaps premiums paid and/or received” on the Statement of Assets and Liabilities, when applicable.

Credit default swap contracts are valued daily. Changes in the value of a credit default swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For OTC swaps not cleared through a clearing house (“OTC Uncleared”), the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as components of “Unrealized appreciation or depreciation on credit default swaps” on the Statement of Assets and Liabilities.

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to the appreciation. Conversely, if a Fund has unrealized depreciation the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on credit default swaps” as described in the preceding paragraph. The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.

During the current fiscal period, JSD and JQC invested in credit default swap contracts to provide a benefit if particular bonds’ credit quality worsened.

The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:

	JSD	JQC
Average notional amount of credit default swap contracts outstanding*	$2,333,333	$13,133,333
*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by the Funds as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
NSL
Interest rate	Swaps (OTC Uncleared)	—	$—	Unrealized depreciation on interest rate swaps	$(1,070,548)
JFR
Interest rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps	$3,187	Unrealized depreciation on interest rate swaps	$(1,475,766)
JRO
Interest rate	Swaps (OTC Uncleared)	—	$—	Unrealized depreciation on interest rate swaps	$(1,417,881)

NUVEEN	105

Notes to Financial Statements (Unaudited) (continued)

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
JSD
Credit	Swaps (OTC Cleared)	—	$—	Payable for variation margin on swap contracts**^	$(148,103)

Interest Rate	Swaps (OTC Uncleared)	Unrealized appreciation on interest rate swaps	$23,836	Unrealized depreciation on interest rate swaps	$(200,128)
Total			$23,836		$348,231
**	Value represents the unrealized appreciation (depreciation) of swaps as reported in the Fund’s Portfolio of Investments and not the asset and/or liability amount as described above.
^	Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Interest Rate Swaps***	Gross Unrealized (Depreciation) on Interest Rate Swaps***	Net Unrealized Appreciation (Depreciation) on Interest Rate Swaps	Collateral Pledged to (from) Counterparty	Net Exposure
NSL	Morgan Stanley Capital Services LLC	$—	$(1,070,548)	$(1,070,548)	$898,000	$172,548
JFR	Morgan Stanley Capital Services LLC	3,187	(1,475,766)	(1,472,579)	1,186,000	286,579
JRO	Morgan Stanley Capital Services LLC	—	(1,417,881)	(1,417,881)	1,216,000	201,881
JSD	Morgan Stanley Capital Services LLC	23,836	(200,128)	(176,292)	176,292	—
***	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
NSL	Interest rate	Swaps	$(33,885)	$(522,213)
JFR	Interest rate	Swaps	$446,566	$(2,066,732)
JRO	Interest rate	Swaps	$408,524	$(1,938,051)
JSD
	Credit	Swaps	$21,791	$(148,103)
	Interest rate	Swaps	(63,524)	(65,392)
Total			$(41,733)	$(213,495)
JQC	Credit	Swaps	$1,412,885	$(1,375,436)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to

106	NUVEEN

pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Shares

Common Shares Equity Shelf Programs and Offering Costs

The following Funds have each filed registration statements with the Securities and Exchange Commission (“SEC”) authorizing each Fund to issue additional common shares through one or more equity shelf program (“Shelf Offering”), which became effective with the SEC during the prior fiscal period.

Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event a Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Fund’s current and prior fiscal period were as follows:

	NSL		JFR
	Six Months Ended 1/31/18*	Year Ended 7/31/17**	Six Months Ended 1/31/18	Year Ended 7/31/17***
Additional authorized common shares	8,800,000	8,800,000	12,900,000	12,900,000
Common shares sold	—	—	452,068	1,274,890
Offering proceeds, net of offering costs	$—	$—	$5,297,434	$15,091,303

	JRO		JSD
	Six Months Ended 1/31/18	Year Ended 7/31/17***	Six Months Ended 1/31/18*	Year Ended 7/31/17**
Additional authorized common shares	8,500,000	8,500,000	1,000,000	1,000,000
Common shares sold	783,600	1,280,410	—	362
Offering proceeds, net of offering costs	$9,134,335	$15,230,348	$—	$6,592
*	Represents additional authorized common shares for the period August 1, 2017 through December 8, 2017.
**	Represents additional authorized common shares for the period March 8, 2017 through July 31, 2017.
***	Represents additional authorized common shares for the period February 22, 2017 through July 31, 2017.

Costs incurred by the Funds in connection with their Shelf Offerings were recorded as a deferred charge and recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities. The deferred assets are reduced during the one-year period that additional shares are sold by reducing the proceeds from such sales and recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any remaining deferred charges at the end of the one-year life of the Shelf Offering period will be expensed accordingly, as well as any additional Shelf Offering costs the Funds may incur. As Shelf Offering costs are expensed they are recognized as a component of “Other expenses” on the Statement of Operations.

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	JFR		JRO
	Six Months Ended 1/31/18	Year Ended 7/31/17	Six Months Ended 1/31/18	Year Ended 7/31/17
Common shares:
Sold through shelf offering	452,068	1,274,890	783,600	1,280,410
Issued to shareholders due to reinvestment of distributions	11,975	10,319	5,155	13,271
Weighted average common share:
Premium to NAV per shelf offering share sold	1.38%	1.62%	1.71%	2.17%

NUVEEN	107

Notes to Financial Statements (Unaudited) (continued)

	JSD
	Six Months Ended 1/31/18	Year Ended 7/31/17
Common shares:
Sold through shelf offering	—	362
Issued to shareholders due to reinvestment of distributions	—	—
Weighted average common share:
Premium to NAV per shelf offering share sold	—	1.34%

Preferred Shares

Term Preferred Shares

The following Funds have issued and have outstanding Term Preferred Shares (“Term Preferred”), with a $1,000 liquidation preference per share.

As of the end of the reporting period, the outstanding Term Preferred, at liquidation preference, for each Fund were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference
NSL	2021	43,000	$43,000,000
JFR	2019	10,200	$10,200,000
	2022	25,000	25,000,000
	2024	35,000	35,000,000
	2027	55,000	55,000,000
JRO	2022	10,000	$10,000,000
	2022-1	21,000	21,000,000
	2023	8,000	8,000,000
	2027	45,000	45,000,000
JSD	2020	35,000	$35,000,000

Each Fund is obligated to redeem its Term Preferred by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed or repurchased by the Fund. The Term Preferred are subject to redemption at the option of each Fund, subject to payment of a premium for approximately one year following the date of issuance (“Optional Redemption Premium Expiration Date”), and at liquidation preference per share plus accumulated but unpaid dividends. Term Preferred are subject to mandatory redemption in certain circumstances. Each Fund may be obligated to redeem a certain amount of the Term Preferred if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share (plus any premium) plus any accumulated but unpaid dividends. The Term Redemption Date and Optional Redemption Premium Expiration Date for each Fund’s series of Term Preferred are as follows:

Fund	Series	Term Redemption Date	Optional Redemption Premium Expiration Date
NSL	2021	November 1, 2021	October 31, 2017
JFR	2019	December 1, 2019	November 30, 2017
	2022	January 1, 2022	December 31, 2017
	2024	June 1, 2024	N/A
	2027	January 1, 2027	December 31, 2017
JRO	2022	January 1, 2022	December 31, 2017
	2022-1	April 1, 2022	March 31, 2018
	2023	December 1, 2023	November 30, 2017
	2027	January 1, 2027	December 31, 2017
JSD	2020	November 1, 2020	October 31, 2016
N/A	– Not applicable

108	NUVEEN

The average liquidation preference of Term Preferred outstanding and the annualized dividend rate for each Fund during the current fiscal period were as follows:

	NSL	JFR	JRO	JSD
Average liquidation preference of Term Preferred outstanding	$43,000,000	$125,200,000	$84,000,000	$35,000,000
Annualized dividend rate	1.98%	3.25%	3.25%	1.61%

Term Preferred generally do not trade, and market quotations are generally not available. Term Preferred are short-term instruments that pay a dividend rate, subject to adjustment as set forth in accordance with the offering documents. The fair value of Term Preferred is expected to be approximately its liquidation preference so long as the fixed “spread” on the Term Preferred remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund’s Adviser has determined that the fair value of Term Preferred is approximately its liquidation preference, but its fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of Term Preferred is a liability and is recognized as “Term Preferred Shares (“Term Preferred”), net of deferred offering costs” on the Statement of Assets and Liabilities.

Dividends on Term Preferred (which are treated as interest payments for financial reporting purposes) are at the rates set forth in its offering document. The initial dividend rate will expire approximately two years after the first issuance of shares and will be adjusted upwards semi-annually thereafter. Unpaid dividends on Term Preferred are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on Term Preferred are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of Term Preferred were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as components of “Term Preferred Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

Preferred Share Transactions

Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in Term Preferred for the Funds, where applicable, were as follows:

	Year Ended July 31, 2017
NSL	Series	Shares	Amount
Term Preferred issued	2021	43,000	$43,000,000

	Year Ended July 31, 2017
JFR	Series	Shares	Amount
Term Preferred issued	2019	10,200	$10,200,000
	2022	25,000	25,000,000
	2024	35,000	35,000,000
	2027	55,000	55,000,000
Total		125,200	$125,200,000

	Year Ended July 31, 2017
JRO	Series	Shares	Amount
Term Preferred issued	2022	10,000	$10,000,000
	2022-1	21,000	21,000,000
	2023	8,000	8,000,000
	2027	45,000	45,000,000
Total		84,000	$84,000,000

Transactions in Variable Rate Term Preferred (“VRTP”) Shares for the Funds, where applicable, were as follows:

	Year Ended July 31, 2017
NSL	Series	Shares	Amount
VRTP Shares redeemed	C-4	(450)	$(45,000,000)

NUVEEN	109

Notes to Financial Statements (Unaudited) (continued)

	Year Ended July 31, 2017
JFR	Series	Shares	Amount
VRTP Shares redeemed	C-4	(1,080)	$(108,000,000)

	Year Ended July 31, 2017
JRO	Series	Shares	Amount
VRTP Shares redeemed	C-4	(750)	$(75,000,000)

5. Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period, were as follows:

	NSL	JFR	JRO	JSD	JQC
Purchases	$53,666,010	$142,983,153	$107,630,614	$35,655,649	$328,953,213
Sales and maturities	$65,798,522	$152,281,531	$105,350,371	$39,943,603	$341,710,645

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gain to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization (except for NSL). To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The tables below present the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

	NSL	JFR	JRO	JSD	JQC
Tax cost of investments	$441,266,288	$1,079,560,195	$759,475,824	$296,796,865	$2,069,834,485
Gross unrealized:
Appreciation	7,558,324	18,296,947	13,634,212	5,705,530	24,512,968
Depreciation	(27,954,900)	(60,209,037)	(46,037,977)	(15,535,188)	(135,230,241)
Net unrealized appreciation (depreciation) of investments	(20,396,576)	(41,912,090)	(32,403,765)	(9,829,658)	(110,717,273)

		NSL	JFR	JRO	JSD
Tax cost of swaps		$—	$—	$—	$77,279
Net unrealized appreciation (depreciation) of swaps		(1,070,548)	(1,472,579)	(1,417,881)	(176,292)

110	NUVEEN

Permanent differences, primarily due to expiration of capital loss carryforwards, bond premium amortization adjustments, treatment of notional principal contracts, nondeductible offering costs, foreign currency transactions, investments in partnerships and federal taxes paid, resulted in reclassifications among the Funds’ components of common share net assets as of July 31, 2017, the Funds’ last tax year end, as follows:

	NSL	JFR	JRO	JSD	JQC
Paid-in-surplus	$(7,199,110)	$(10,215,386)	$(814,834)	$(192,952)	$(289,143,715)
Undistributed (Over-distribution of) net investment income	307,609	1,468,632	1,219,849	57,833	2,040,108
Accumulated net realized gain (loss)	6,891,501	8,746,754	(405,015)	135,119	287,103,607

The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2017, the Funds’ last tax year end, were as follows:

	NSL	JFR	JRO	JSD	JQC
Undistributed net ordinary income[1]	$3,293,810	$6,885,628	$5,076,968	$1,797,316	$6,125,241
Undistributed net long-term capital gains	—	—	—	—	—

[1]  Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 3, 2017, paid on August 1, 2017. Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2017, was designated for purposes of the dividends paid deduction as follows:

	NSL	JFR	JRO	JSD	JQC
Distributions from net ordinary income[2]	$18,847,638	$46,717,216	$34,204,030	$13,046,562	$84,784,370
Distributions from net long-term capital gains	—	—	—	—	—
[2]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of July 31, 2017, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	NSL	JFR	JRO	JSD	JQC
Expiration:
July 31, 2018	$29,264,459	$67,020,214	$46,332,843	$—	$8,513,146
Not subject to expiration	4,797,932	7,999,822	5,175,330	1,782,858	35,107,702
Total	$34,062,391	$75,020,036	$51,508,173	$1,782,858	$43,620,848

As of July 31, 2017, the Funds’ last tax year end, the following Funds’ capital loss carryforwards expired as follows:

	NSL	JFR	JRO	JQC
Expired capital loss carryforwards	$6,925,213	$9,819,992	$503,687	$289,143,715

During the Funds’ last tax year ended, July 31, 2017, JSD utilized $578,749 of its capital loss carryforward.

7. Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

NUVEEN	111

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Average Daily Managed Assets*	NSL JFR JRO JSD Fund-Level Fee Rate	JQC Fund-Level Fee Rate
For the first $500 million	0.6500%	0.6800%
For the next $500 million	0.6250	0.6550
For the next $500 million	0.6000	0.6300
For the next $500 million	0.5750	0.6050
For managed assets over $2 billion	0.5500	0.5800

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2018, the complex-level fee for each Fund was 0.1591%.

8. Senior Loan Commitments

Unfunded Commitments

Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with its custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. As of the end of the reporting period, the following Funds’ outstanding unfunded senior loan commitments were as follows:

	NSL	JFR	JRO	JSD
Outstanding unfunded senior loan commitments	$101,580	$181,676	$141,628	$83,017

Participation Commitments

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. As of the end of the reporting period, the Funds had no such outstanding participation commitments.

9. Fund Leverage

Borrowings

Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage.

112	NUVEEN

Borrowings Information for NSL, JFR and JRO

The following Funds have entered into a revolving credit and security agreement with certain banks and their affiliates. As of the end of the reporting period, each Fund’s maximum commitment amount under its Borrowings is as follows:

	NSL	JFR	JRO
Maximum commitment amount	$115,000,000	$290,000,000	$195,000,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

	NSL	JFR	JRO
Outstanding balance on Borrowings	$114,000,000	$254,300,000	$178,800,000

For NSL, JFR and JRO, interest is charged at a rate equal to 1-Month LIBOR (London Inter-Bank Offered Rate) plus 0.80%. NSL accrues 0.15% per annum on the undrawn balance if it is less than 50% of the maximum commitment amount; however, if the undrawn portion of the Borrowings is greater than 50% of the maximum commitment amount the Fund will accrue 0.25% per annum on the undrawn portion. JFR accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 20% of the maximum commitment amount. JRO accrues 0.30% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount. NSL and JRO also accrued an upfront fee of 0.05% and 0.025% per annum on the maximum commitment amount, respectively.

On December 22, 2017, JFR and JRO renewed their Borrowings through December 21, 2018. On January 29, 2018, NSL renewed its Borrowings through January 28, 2019. All other items of the Borrowings remain unchanged.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:

	NSL	JFR	JRO
Average daily balance outstanding	$114,000,000	$254,300,000	$178,800,000
Average annual interest rate	2.11%	2.11%	2.11%

Borrowings Information for JSD

The Fund has outstanding a 364-day revolving line of credit. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JSD
Maximum commitment amount	$75,000,000

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JSD
Outstanding balance on Borrowings	$72,000,000

For the period August 1, 2017 to October 31, 2017, the interest was charged on these Borrowings at a rate per annum equal to the greater of 1-Month LIBOR or the Federal Funds Rate, plus 0.85%. The Fund also accrued 0.15% per annum on the undrawn portion if it was less than 50% of the maximum commitment; however, if the undrawn portion of the Borrowings was greater than 50% of the maximum commitment amount the Fund accrued a 0.25% per annum on the undrawn portion of the Borrowings.

On November 1, 2017, JSD renewed its Borrowings through October 31, 2018. The interest charged on these Borrowings is at a rate per annum equal to 1-Month LIBOR or the Federal Funds Rate, plus 0.80%. The Fund also accrued an upfront fee of 0.05% per annum on the maximum commitment amount. All other items of the Borrowings remain unchanged.

During the current fiscal period, the combined average daily balance outstanding and average annual interest rate on the Fund’s Borrowings were as follows:

JSD
Average daily balance outstanding	$72,000,000
Average annual interest rate	2.14%

Borrowings Information for JQC

The Fund has entered into a borrowing agreement with a bank and its affiliate. As of the end of the reporting period, the Fund’s maximum commitment amount under its Borrowings is as follows:

JQC
Maximum commitment amount	$640,000,000

NUVEEN	113

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the Fund’s outstanding balance on its Borrowings was as follows:

JQC
Outstanding balance on Borrowings	$561,000,000

Interest is charged on the Borrowings at a rate per annum equal to the 3-Month LIBOR plus 1.15%. The Fund also accrues 1.15% per annum on any positive difference between 90% of the maximum commitment amount and the daily drawn amount.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Fund’s Borrowings were as follows:

JQC
Average daily balance outstanding	$561,000,000
Average annual interest rate	2.53%

Reverse Repurchase Agreements

During the current fiscal period, JQC used reverse repurchase agreements as a means of leverage.

In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, with the Fund retaining the risk of loss that is associated with that security. The Fund will pledge assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements. Securities sold under reverse repurchase agreements are recorded as a liability and recognized as “Reverse repurchase agreements” on the Statement of Assets and Liabilities.

Payments made on reverse repurchase agreements are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. In periods of increased demand for the security, the Fund receives a fee for use of the security by the counterparty. This results in interest income to the Fund, which is recognized as a component of the “Interest and dividend income” on the Statement of Operations.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Counterparty	Rate	Principal Amount	Maturity*	Value	Value and Accrued Interest
Societe Generale	3-Month LIBOR plus 1.15%	$(145,000,000)	4/15/20	$(145,000,000)	$(145,401,275)
*	The Fund may repurchase the reverse repurchase agreement prior to the maturity date.

During the current fiscal period, the average daily balance outstanding and average interest rate on the Fund’s reverse repurchase agreements were as follows:

JQC
Average daily balance outstanding	$145,000,000
Average interest rate	2.53%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty**	Net Exposure
Societe Generale	$(145,401,275)	$145,401,275	$—
*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.
**	As of the end of the reporting period, the value of the collateral pledged to the counterparty exceeded the value of the reverse repurchase agreements.

Other Borrowings Information for the Funds

In order to maintain their Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding is fully secured by eligible securities held in its portfolio of investments.

Each Funds’ Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the borrowed amount, undrawn balance and initial fees are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

10. Inter-Fund Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when

114	NUVEEN

a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, the Funds did not enter into any inter-fund loan activity.

11. New Accounting Pronouncements

FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities

The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

FASB ASU 2016-18: Statement of Cash Flows – Restricted Cash (“ASU 2016-18”)

The FASB has issued ASU 2016-18, which will require entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is currently evaluating the implications of ASU 2016-18, if any.

NUVEEN	115

Additional

Fund Information

Board of Trustees
Margo Cook*	Jack B. Evans	William C. Hunter	Albin F. Moschner	John K. Nelson	William J. Schneider
Judith M. Stockdale	Carole E. Stone	Terence J. Toth	Margaret L Wolff	Robert L. Young

*	Interested Board Member.

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 250 Royall Street Canton, MA 02021 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NSL	JFR	JRO	JSD	JQC
Common shares repurchased	—	—	—	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

116	NUVEEN

Glossary of Terms

Used in this Report

∎	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎	Collateralized Loan Obligation (CLO): A security backed by a pool of debt, often low rated corporate loans. Collateralized loan obligations (CLOs) are similar to collateralized mortgage obligations, except for the different type of underlying loan.

∎	Convexity: A tool used in risk management to measure the sensitivity of bond duration to interest rate changes. Higher convexity generally means higher sensitivity to interest rate changes.

∎	Credit Suisse Leveraged Loan Index: A representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

∎	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎	Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

NUVEEN	117

Reinvest Automatically,

Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Your Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each quarter you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

118	NUVEEN

Notes

NUVEEN	119

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-A-0118D        445040-INV-B-03/19

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: April 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: April 5, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 5, 2018